SEC File Nos. 002-10758

811-00066

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 119

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 58

AMERICAN BALANCED FUND

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Michael W. Stockton, Secretary

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, California 90071-3132

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on January 1, 2017, pursuant to paragraph (b) of Rule 485.

American Balanced Fund® Prospectus January 1, 2017

Class	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E
	ABALX	BALBX	BALCX	BALFX	AMBFX	AFMBX	CLBAX	CLBBX	CLBCX	CLBEX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CLBFX	RLBAX	RLBBX	RAMHX	RLBCX	RLBEX	RLEFX	RLBFX	RLBGX

Table of contents

Investment objectives	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	5
Management	7
Purchase and sale of fund shares	7
Tax information	7
Payments to broker-dealers and other financial intermediaries	7
Investment objectives, strategies and risks	8
Management and organization	12
Shareholder information	14
Purchase, exchange and sale of shares	15
How to sell shares	19
Distributions and taxes	22
Choosing a share class	23
Sales charges	24
Sales charge reductions and waivers	26
Rollovers from retirement plans to IRAs	29
Plans of distribution	29
Other compensation to dealers	30
Fund expenses	31
Financial highlights	33

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 67 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	B and 529-B	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	B	C	F-1	F-2	F-3	529-A
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	none	0.23
Other expenses	0.11	0.10	0.15	0.17	0.16	0.06[2]	0.22
Total annual fund operating expenses	0.58	1.33	1.38	0.65	0.39	0.29	0.68

Share class:	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.99	0.99	0.50	0.00	1.00	0.75	0.60
Other expenses	0.24	0.23	0.19	0.23	0.15	0.41[3]	0.31[3]
Total annual fund operating expenses	1.46	1.45	0.92	0.46	1.38	1.39	1.14

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.21[3]	0.15	0.30[3]	0.11	0.06
Total annual fund operating expenses	0.94	0.63	0.53	0.34	0.29

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

1     American Balanced Fund / Prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
1 year	$ 631	$ 635	$ 240	$ 66	$ 40	$ 30	$ 640	$ 649	$ 248	$ 94	$ 47	$ 140	$ 142	$ 116
3 years	750	821	437	208	125	93	780	862	459	293	148	437	440	362
5 years	880	929	755	362	219	163	932	997	792	509	258	755	761	628
10 years	1,259	1,395	1,657	810	493	368	1,373	1,534	1,735	1,131	579	1,657	1,669	1,386

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	B	C	529-B	529-C
1 year	$ 96	$ 64	$ 54	$ 35	$ 30		1 year	$ 135	$ 140	$ 149	$ 148
3 years	300	202	170	109	93		3 years	421	437	462	459
5 years	520	351	296	191	163		5 years	729	755	797	792
10 years	1,155	786	665	431	368		10 years	1,395	1,657	1,534	1,735

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the fiscal year ended December 31, 2015, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal investment strategies The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may

American Balanced Fund / Prospectus     2

include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

3     American Balanced Fund / Prospectus

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Balanced Fund / Prospectus     4

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 60% S&P 500/40% Bloomberg Barclays U.S. Aggregate Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. The Lipper Balanced Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

5     American Balanced Fund / Prospectus

Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	7/26/1975	–4.13%	8.54%	6.20%	10.53%
— After taxes on distributions		–5.36	7.65	5.37	N/A
— After taxes on distributions and sale of fund shares		–1.33	6.72	4.89	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–3.86%	8.73%	6.19%	7.40%
C	3/15/2001	–0.03	8.97	5.98	6.27
F-1	3/15/2001	1.67	9.80	6.81	6.84
F-2	8/5/2008	1.92	10.07	N/A	8.16
529-A	2/15/2002	–4.22	8.45	6.11	6.32
529-B	2/15/2002	–3.96	8.61	6.07	6.27
529-C	2/19/2002	–0.08	8.90	5.91	6.03
529-E	3/5/2002	1.38	9.47	6.46	6.28
529-F-1	9/17/2002	1.82	9.98	6.98	7.95
R-1	5/29/2002	0.88	8.98	6.00	5.97
R-2	5/21/2002	0.97	9.01	6.00	5.97
R-2E	8/29/2014	1.60	N/A	N/A	2.82
R-3	6/4/2002	1.34	9.47	6.48	6.59
R-4	6/21/2002	1.67	9.80	6.80	7.13
R-5	5/15/2002	1.98	10.12	7.11	7.02
R-6	5/1/2009	2.02	10.18	N/A	12.84

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.38%	12.57%	7.31%	11.31%
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	3.25	4.51	N/A
60% S&P 500/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.28	8.95	6.48	N/A
Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.42	6.98	5.43	9.79
Class A annualized 30-day yield at June 30, 2016: 1.55% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Balanced Fund / Prospectus     6

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gregory D. Johnson Vice Chairman of the Board and President	14 years	Partner – Capital World Investors
Hilda L. Applbaum Senior Vice President	18 years	Partner – Capital World Investors
Jeffrey T. Lager Senior Vice President	6 years	Partner – Capital World Investors
James R. Mulally Senior Vice President	11 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	20 years	Partner – Capital Fixed Income Investors
Alan N. Berro Vice President	11 years	Partner – Capital World Investors
Michael T. Kerr	3 years	Partner – Capital World Investors
Dina N. Perry	11 years	Partner – Capital World Investors
John R. Queen	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

7     American Balanced Fund / Prospectus

Investment objectives, strategies and risks The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. The fund invests in debt securities with a wide range of maturities. Normally, the fund will maintain at least 50% of the value of its assets in common stocks, most of which have a history of paying dividends, and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

American Balanced Fund / Prospectus     8

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market

9     American Balanced Fund / Prospectus

participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of debt securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, certain of the fund’s debt securities may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Exposure to country, region, industry or sector — The fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to the country, region, industry or sector than a fund

American Balanced Fund / Prospectus     10

without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not shown. The 60%/40% S&P/Bloomberg Barclays Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The Bloomberg Barclays U.S. Aggregate Index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results for the blend are not shown. The Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

11     American Balanced Fund / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-

American Balanced Fund / Prospectus     12

related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Gregory D. Johnson	Investment professional for 23 years, all with Capital Research and Management Company or affiliate	14 years	Serves as an equity portfolio manager
Hilda L. Applbaum	Investment professional for 30 years in total; 22 years with Capital Research and Management Company or affiliate	18 years	Serves as an equity/fixed-income portfolio manager
Jeffrey T. Lager	Investment professional for 22 years in total; 20 years with Capital Research and Management Company or affiliate	6 years	Serves as an equity portfolio manager
James R. Mulally	Investment professional for 41 years in total; 37 years with Capital Research and Management Company or affiliate	11 years	Serves as a fixed-income portfolio manager
John H. Smet	Investment professional for 35 years in total; 33 years with Capital Research and Management Company or affiliate	20 years	Serves as a fixed-income portfolio manager
Alan N. Berro	Investment professional for 31 years in total; 26 years with Capital Research and Management Company or affiliate	11 years	Serves as an equity portfolio manager
Michael T. Kerr	Investment professional for 33 years in total; 31 years with Capital Research and Management Company or affiliate	3 years	Serves as an equity portfolio manager

13     American Balanced Fund / Prospectus

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Dina N. Perry	Investment professional for 39 years in total; 25 years with Capital Research and Management Company or affiliate	11 years	Serves as an equity portfolio manager
John R. Queen	Investment professional for 25 years in total; 13 years with Capital Research and Management Company or affiliate	1 year	Serves as a fixed-income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

American Balanced Fund / Prospectus     14

Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to Class F-1, F-2 and F-3 shares and references to Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds U.S. Government Money Market FundSM on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. The fund has adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets,

15     American Balanced Fund / Prospectus

those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been

American Balanced Fund / Prospectus     16

approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

In addition, Class F-3 shares are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations, with a minimum investment amount of $1,000,000.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

17     American Balanced Fund / Prospectus

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares of any of the American Funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares of the American Funds without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares of any of the American Funds unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal

American Balanced Fund / Prospectus     18

and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of another American Fund generally will be subject to the appropriate sales charge applicable to the other fund. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

19     American Balanced Fund / Prospectus

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. The disposal of the securities received in-kind may be subject to brokerage costs and until sold such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as

American Balanced Fund / Prospectus     20

appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of shares having a value of less than $5,000;

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

21     American Balanced Fund / Prospectus

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December and June. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

American Balanced Fund / Prospectus     22

Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F-1 shares to self-directed investment brokerage accounts that may charge a transaction fee, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor;

— Class F-3 shares are also available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations, with a minimum investment amount of $1,000,000; and

— Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457,

23     American Balanced Fund / Prospectus

and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds and that continue to be held through fee-based programs; and

American Balanced Fund / Prospectus     24

· certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F-1 shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. For purposes of determining the contingent deferred

25     American Balanced Fund / Prospectus

sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. Sales charge waivers may not be available through certain financial intermediaries, due to the policies, procedures, trading platforms and/or systems of the financial intermediaries. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM, American Funds College Target Date Series® and American Funds Retirement Income Portfolio SeriesSM may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

· solely controlled business accounts; and

· single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

American Balanced Fund / Prospectus     26

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds U.S. Government Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds U.S. Government Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase

27     American Balanced Fund / Prospectus

Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

— redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

— if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

American Balanced Fund / Prospectus     28

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

29     American Balanced Fund / Prospectus

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and positive cash flows, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s positive cash flows and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2015, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s financial advisors about the American Funds to help the advisors make suitable recommendations and better serve their clients who invest in the funds. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) perform the due diligence necessary to classify the American Funds as “approved” or “preferred” (or an equivalent) on their platform, (3) not provide financial advisors, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (4) provide individual advice to their clients through financial advisors, (5) provide American Funds Distributors broad access to their financial advisors and product platforms and develop a business plan to achieve such access, and (6) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between the American Funds and the firm’s clients who own shares of the American Funds.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your

American Balanced Fund / Prospectus     30

financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

Fund expenses Note that references to Class A, B, C and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund’s investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for its provision of administrative services.

31     American Balanced Fund / Prospectus

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. Although Class F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares are subject to subtransfer agency fees of up to .12% of fund assets. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

American Balanced Fund / Prospectus     32

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the five fiscal years ended December 31, 2015 (and for the six months ended June 30, 2016). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table (other than information for the six months ended June 30, 2016) has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
Six months ended 6/30/2016[3,4]	$23.83	$.20	$ .96	$1.16	$(.20)	$ (.15)	$ (.35)	$24.64	4.91%[5]	$53,318	.59%[6]	1.72%[6]
Year ended 12/31/2015	24.75	.42	—[7]	.42	(.40)	(.94)	(1.34)	23.83	1.72	49,215.58		1.69
Year ended 12/31/2014	24.42	.41	1.75	2.16	(.39)	(1.44)	(1.83)	24.75	8.85	46,917.59		1.62
Year ended 12/31/2013	20.40	.36	4.04	4.40	(.38)	—	(.38)	24.42	21.73	42,735.61		1.62
Year ended 12/31/2012	18.21	.38	2.19	2.57	(.38)	—	(.38)	20.40	14.19	34,272.63		1.94
Year ended 12/31/2011	17.93	.36	.32	.68	(.40)	—	(.40)	18.21	3.82	30,716.62		1.97
Class B:
Six months ended 6/30/2016[3,4]	23.81	.11	.96	1.07	(.09)	(.15)	(.24)	24.64	4.53[5]	157	1.35[6]	.91[6]
Year ended 12/31/2015	24.71	.23	—[7]	.23	(.19)	(.94)	(1.13)	23.81	.96	279	1.33	.93
Year ended 12/31/2014	24.37	.22	1.74	1.96	(.18)	(1.44)	(1.62)	24.71	8.05	541	1.34	.87
Year ended 12/31/2013	20.35	.19	4.03	4.22	(.20)	—	(.20)	24.37	20.81	821	1.36	.86
Year ended 12/31/2012	18.16	.23	2.19	2.42	(.23)	—	(.23)	20.35	13.35	1,123	1.38	1.17
Year ended 12/31/2011	17.87	.22	.33	.55	(.26)	—	(.26)	18.16	3.08	1,745	1.38	1.21

33 American Balanced Fund / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class C:
Six months ended 6/30/2016[3,4]	$23.71	$.11	$ .95	$ 1.06	$(.11)	$ (.15)	$ (.26)	$24.51	4.50%[5]	$7,183	1.38%[6]	.94%[6]
Year ended 12/31/2015	24.63	.22	.01	.23	(.21)	(.94)	(1.15)	23.71	.93	6,173	1.38	.90
Year ended 12/31/2014	24.30	.21	1.75	1.96	(.19)	(1.44)	(1.63)	24.63	8.03	5,574	1.39	.83
Year ended 12/31/2013	20.31	.19	4.00	4.19	(.20)	—	(.20)	24.30	20.72	5,247	1.41	.83
Year ended 12/31/2012	18.13	.22	2.18	2.40	(.22)	—	(.22)	20.31	13.30	4,334	1.42	1.14
Year ended 12/31/2011	17.85	.21	.32	.53	(.25)	—	(.25)	18.13	3.00	4,247	1.42	1.17
Class F-1:
Six months ended 6/30/2016[3,4]	23.82	.20	.95	1.15	(.19)	(.15)	(.34)	24.63	4.88[5]	3,792	.67[6]	1.65[6]
Year ended 12/31/2015	24.74	.40	.01	.41	(.39)	(.94)	(1.33)	23.82	1.67	3,367.65		1.63
Year ended 12/31/2014	24.41	.39	1.75	2.14	(.37)	(1.44)	(1.81)	24.74	8.80	2,841.65		1.57
Year ended 12/31/2013	20.39	.36	4.03	4.39	(.37)	—	(.37)	24.41	21.70	2,471.66		1.58
Year ended 12/31/2012	18.21	.38	2.18	2.56	(.38)	—	(.38)	20.39	14.13	1,500.64		1.94
Year ended 12/31/2011	17.92	.36	.33	.69	(.40)	—	(.40)	18.21	3.87	1,014.63		1.96
Class F-2:
Six months ended 6/30/2016[3,4]	23.82	.23	.95	1.18	(.22)	(.15)	(.37)	24.63	5.02[5]	3,783	.39[6]	1.95[6]
Year ended 12/31/2015	24.74	.47	—[7]	.47	(.45)	(.94)	(1.39)	23.82	1.92	2,634.39		1.89
Year ended 12/31/2014	24.41	.46	1.75	2.21	(.44)	(1.44)	(1.88)	24.74	9.08	1,869.39		1.83
Year ended 12/31/2013	20.39	.41	4.04	4.45	(.43)	—	(.43)	24.41	21.99	768.41		1.83
Year ended 12/31/2012	18.21	.43	2.18	2.61	(.43)	—	(.43)	20.39	14.40	419.40		2.18
Year ended 12/31/2011	17.92	.40	.33	.73	(.44)	—	(.44)	18.21	4.12	277.40		2.19
Class 529-A:
Six months ended 6/30/2016[3,4]	23.80	.19	.96	1.15	(.19)	(.15)	(.34)	24.61	4.87[5]	3,042	.68[6]	1.63[6]
Year ended 12/31/2015	24.72	.39	.01	.40	(.38)	(.94)	(1.32)	23.80	1.63	2,861.68		1.60
Year ended 12/31/2014	24.39	.38	1.75	2.13	(.36)	(1.44)	(1.80)	24.72	8.76	2,831.68		1.53
Year ended 12/31/2013	20.38	.34	4.03	4.37	(.36)	—	(.36)	24.39	21.60	2,599.70		1.53
Year ended 12/31/2012	18.19	.36	2.19	2.55	(.36)	—	(.36)	20.38	14.12	2,101.71		1.86
Year ended 12/31/2011	17.91	.34	.33	.67	(.39)	—	(.39)	18.19	3.75	1,751.70		1.89
(The Financial Highlights table continues on the following page.)

American Balanced Fund / Prospectus 34

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class 529-B:
Six months ended 6/30/2016[3,4]	$23.87	$.10	$ .95	$ 1.05	$(.08)	$ (.15)	$ (.23)	$24.69	4.42%[5]	$ 24	1.47%[6]	.80%[6]
Year ended 12/31/2015	24.76	.20	.01	.21	(.16)	(.94)	(1.10)	23.87	.86	39	1.46	.81
Year ended 12/31/2014	24.41	.19	1.75	1.94	(.15)	(1.44)	(1.59)	24.76	7.94	73	1.46	.75
Year ended 12/31/2013	20.39	.17	4.02	4.19	(.17)	—	(.17)	24.41	20.63	108	1.49	.74
Year ended 12/31/2012	18.19	.21	2.19	2.40	(.20)	—	(.20)	20.39	13.24	134	1.50	1.05
Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	—	(.24)	18.19	2.95	180	1.49	1.09
Class 529-C:
Six months ended 6/30/2016[3,4]	23.79	.10	.95	1.05	(.10)	(.15)	(.25)	24.59	4.44[5]	966	1.45[6]	.86[6]
Year ended 12/31/2015	24.70	.20	.02	.22	(.19)	(.94)	(1.13)	23.79	.88	905	1.45	.83
Year ended 12/31/2014	24.38	.19	1.74	1.93	(.17)	(1.44)	(1.61)	24.70	7.90	905	1.46	.76
Year ended 12/31/2013	20.37	.17	4.03	4.20	(.19)	—	(.19)	24.38	20.68	841	1.48	.76
Year ended 12/31/2012	18.19	.21	2.18	2.39	(.21)	—	(.21)	20.37	13.19	694	1.49	1.08
Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	—	(.24)	18.19	3.00	607	1.48	1.11
Class 529-E:
Six months ended 6/30/2016[3,4]	23.79	.16	.95	1.11	(.16)	(.15)	(.31)	24.59	4.71[5]	151	.92[6]	1.39[6]
Year ended 12/31/2015	24.71	.33	.01	.34	(.32)	(.94)	(1.26)	23.79	1.38	142.92		1.36
Year ended 12/31/2014	24.38	.32	1.75	2.07	(.30)	(1.44)	(1.74)	24.71	8.50	144.93		1.28
Year ended 12/31/2013	20.37	.29	4.02	4.31	(.30)	—	(.30)	24.38	21.31	134.95		1.29
Year ended 12/31/2012	18.18	.31	2.19	2.50	(.31)	—	(.31)	20.37	13.84	112.97		1.60
Year ended 12/31/2011	17.90	.30	.32	.62	(.34)	—	(.34)	18.18	3.47	98.97		1.62
Class 529-F-1:
Six months ended 6/30/2016[3,4]	23.78	.22	.96	1.18	(.22)	(.15)	(.37)	24.59	4.99[5]	126	.46[6]	1.86[6]
Year ended 12/31/2015	24.71	.45	(.01)	.44	(.43)	(.94)	(1.37)	23.78	1.82	117.46		1.82
Year ended 12/31/2014	24.37	.44	1.76	2.20	(.42)	(1.44)	(1.86)	24.71	9.05	111.46		1.76
Year ended 12/31/2013	20.36	.39	4.03	4.42	(.41)	—	(.41)	24.37	21.88	101.48		1.76
Year ended 12/31/2012	18.18	.41	2.18	2.59	(.41)	—	(.41)	20.36	14.32	82.49		2.09
Year ended 12/31/2011	17.90	.38	.33	.71	(.43)	—	(.43)	18.18	3.98	61.48		2.11

35 American Balanced Fund / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-1:
Six months ended 6/30/2016[3,4]	$23.68	$.11	$ .96	$1.07	$(.11)	$ (.15)	$ (.26)	$24.49	4.54%[5]	$ 155	1.37%[6]	.95%[6]
Year ended 12/31/2015	24.61	.22	(.01)	.21	(.20)	(.94)	(1.14)	23.68	.88	151	1.38	.90
Year ended 12/31/2014	24.28	.21	1.75	1.96	(.19)	(1.44)	(1.63)	24.61	8.05	158	1.38	.83
Year ended 12/31/2013	20.29	.19	4.01	4.20	(.21)	—	(.21)	24.28	20.76	151	1.39	.84
Year ended 12/31/2012	18.12	.23	2.17	2.40	(.23)	—	(.23)	20.29	13.28	121	1.40	1.16
Year ended 12/31/2011	17.83	.22	.33	.55	(.26)	—	(.26)	18.12	3.09	126	1.40	1.19
Class R-2:
Six months ended 6/30/2016[3,4]	23.70	.12	.94	1.06	(.11)	(.15)	(.26)	24.50	4.50[5]	1,252	1.34[6]	.98[6]
Year ended 12/31/2015	24.62	.23	.01	.24	(.22)	(.94)	(1.16)	23.70	.97	1,220	1.32	.95
Year ended 12/31/2014	24.30	.21	1.74	1.95	(.19)	(1.44)	(1.63)	24.62	8.03	1,308	1.36	.86
Year ended 12/31/2013	20.30	.20	4.02	4.22	(.22)	—	(.22)	24.30	20.87	1,304	1.34	.90
Year ended 12/31/2012	18.13	.23	2.18	2.41	(.24)	—	(.24)	20.30	13.31	1,158	1.37	1.20
Year ended 12/31/2011	17.85	.22	.32	.54	(.26)	—	(.26)	18.13	3.05	1,079	1.38	1.21
Class R-2E:
Six months ended 6/30/2016[3,4]	23.77	.15	.96	1.11	(.15)	(.15)	(.30)	24.58	4.70[5]	8	1.07[6]	1.29[6]
Year ended 12/31/2015	24.75	.29	.10	.39	(.43)	(.94)	(1.37)	23.77	1.60	2.96		1.22
Period from 8/29/2014 to 12/31/2014[4,8]	25.81	.15	.41	.56	(.21)	(1.41)	(1.62)	24.75	2.17[5,9]	—[10]	.16[5,9]	.58[5,9]
Class R-3:
Six months ended 6/30/2016[3,4]	23.72	.16	.96	1.12	(.16)	(.15)	(.31)	24.53	4.76[5]	3,276	.92[6]	1.39[6]
Year ended 12/31/2015	24.65	.33	(.01)	.32	(.31)	(.94)	(1.25)	23.72	1.34	3,170.93		1.35
Year ended 12/31/2014	24.32	.32	1.75	2.07	(.30)	(1.44)	(1.74)	24.65	8.51	3,315.94		1.28
Year ended 12/31/2013	20.32	.29	4.02	4.31	(.31)	—	(.31)	24.32	21.33	3,212.94		1.30
Year ended 12/31/2012	18.14	.32	2.18	2.50	(.32)	—	(.32)	20.32	13.83	2,617.95		1.62
Year ended 12/31/2011	17.86	.30	.32	.62	(.34)	—	(.34)	18.14	3.50	2,331.95		1.64
(The Financial Highlights table continues on the following page.)

American Balanced Fund / Prospectus 36

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-4:
Six months ended 6/30/2016[3,4]	$23.80	$.20	$ .95	$1.15	$(.19)	$ (.15)	$ (.34)	$24.61	4.89%[5]	$4,684	.63%[6]	1.69%[6]
Year ended 12/31/2015	24.72	.41	—[7]	.41	(.39)	(.94)	(1.33)	23.80	1.67	4,431.63		1.65
Year ended 12/31/2014	24.38	.40	1.75	2.15	(.37)	(1.44)	(1.81)	24.72	8.85	4,385.64		1.58
Year ended 12/31/2013	20.37	.36	4.02	4.38	(.37)	—	(.37)	24.38	21.68	3,994.65		1.60
Year ended 12/31/2012	18.19	.38	2.18	2.56	(.38)	—	(.38)	20.37	14.14	3,006.64		1.94
Year ended 12/31/2011	17.91	.35	.33	.68	(.40)	—	(.40)	18.19	3.80	2,152.65		1.94
Class R-5E:
Six months ended 6/30/2016[3,4]	23.82	.21	.95	1.16	(.21)	(.15)	(.36)	24.62	4.91[5]	—[10]	.53[6]	1.78[6]
Period from 11/20/2015 to 12/31/2015[4,11]	25.09	.05	(.36)	(.31)	(.12)	(.84)	(.96)	23.82	(1.21)[5]	—[10]	.05[5]	.20[5]
Class R-5:
Six months ended 6/30/2016[3,4]	23.85	.24	.95	1.19	(.23)	(.15)	(.38)	24.66	5.04[5]	2,856	.33[6]	1.99[6]
Year ended 12/31/2015	24.77	.48	—[7]	.48	(.46)	(.94)	(1.40)	23.85	1.98	2,571.34		1.94
Year ended 12/31/2014	24.43	.47	1.76	2.23	(.45)	(1.44)	(1.89)	24.77	9.16	2,616.34		1.88
Year ended 12/31/2013	20.41	.43	4.03	4.46	(.44)	—	(.44)	24.43	22.04	2,492.34		1.89
Year ended 12/31/2012	18.22	.44	2.19	2.63	(.44)	—	(.44)	20.41	14.51	2,050.35		2.23
Year ended 12/31/2011	17.94	.41	.32	.73	(.45)	—	(.45)	18.22	4.11	1,544.35		2.24

37 American Balanced Fund / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-6:
Six months ended 6/30/2016[3,4]	$23.84	$.24	$ .96	$1.20	$(.24)	$ (.15)	$ (.39)	$24.65	5.06%[5]	$9,425	.29%[6]	2.04%[6]
Year ended 12/31/2015	24.76	.49	—[7]	.49	(.47)	(.94)	(1.41)	23.84	2.02	7,290.29		1.99
Year ended 12/31/2014	24.42	.49	1.75	2.24	(.46)	(1.44)	(1.90)	24.76	9.22	6,076.29		1.93
Year ended 12/31/2013	20.40	.44	4.03	4.47	(.45)	—	(.45)	24.42	22.12	3,910.29		1.95
Year ended 12/31/2012	18.21	.45	2.19	2.64	(.45)	—	(.45)	20.40	14.57	2,151.30		2.28
Year ended 12/31/2011	17.93	.42	.32	.74	(.46)	—	(.46)	18.21	4.16	1,486.30		2.30

Portfolio turnover rate for all share classes	Six months ended June 30, 2016[3,4,5]	Year ended December 31
		2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	43%	82%	68%	55%	54%	47%
Excluding mortgage dollar roll transactions	26%	45%	48%	Not available

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 Unaudited.

4 Based on operations for the period shown and, accordingly, is not representative of a full year.

5 Not annualized.

6 Annualized.

7 Amount less than $.01.

8 Class R-2E shares were offered beginning August 29, 2014.

9 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

10Amount less than $1 million.

11 Class R-5E shares were offered beginning November 20, 2015.

American Balanced Fund / Prospectus 38

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-011-0117P Litho in USA CGD/CF/8002 Investment Company File No. 811-00066

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

American Balanced Fund®

Part B
Statement of Additional Information

January 1, 2017

This document is not a prospectus but should be read in conjunction with the current prospectus of American Balanced Fund (the “fund”) dated January 1, 2017. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

American Balanced Fund
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	ABALX	Class 529-A	CLBAX	Class R-1	RLBAX
Class B	BALBX	Class 529-B	CLBBX	Class R-2	RLBBX
Class C	BALCX	Class 529-C	CLBCX	Class R-2E	RAMHX
Class F-1	BALFX	Class 529-E	CLBEX	Class R-3	RLBCX
Class F-2	AMBFX	Class 529-F-1	CLBFX	Class R-4	RLBEX
Class F-3	AFMBX			Class R-5E	RLEFX
				Class R-5	RLBFX
				Class R-6	RLBGX

American Balanced Fund — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Equity securities

· The fund will invest at least 50% of the value of its assets in common stocks.

Debt instruments

· The fund will invest at least 25% of the value of its assets in debt securities (including money market instruments) generally rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or in unrated securities determined by the investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

· The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

American Balanced Fund — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the

American Balanced Fund — Page 3

Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other

American Balanced Fund — Page 4

debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

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Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

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Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

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Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose

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penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Warrants and rights — Warrants and rights may be acquired by the fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees

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that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States

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may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be

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available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

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Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, the fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one currency to another. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

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Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. The fund will only enter into repurchase agreements involving securities of the type in which it could otherwise invest. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater

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than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid is made by the fund’s adviser under procedures adopted by the fund’s board. The fund’s adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur significant additional costs in disposing of illiquid securities. If the fund holds more than 15% of its net assets in illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the fund will seek over time to increase its investments in liquid securities to the extent practicable.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

American Balanced Fund — Page 15

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

* * * * * *

American Balanced Fund — Page 16

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2015 and 2014 were 82% and 68%, respectively. The fund's portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2015 was 45%. See "Forward commitment, when issued and delayed delivery transactions" above for more information on mortgage dollar rolls. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the five fiscal years ended December 31, 2015.

Under normal circumstances, the investment adviser anticipates that portfolio turnover for common stocks in the fund’s portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

American Balanced Fund — Page 17

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

American Balanced Fund — Page 18

Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

American Balanced Fund — Page 19

Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

American Balanced Fund — Page 20

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2012)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
Vanessa C. L. Chang, 1952 Trustee (2012)	Director, EL & EL Investments (real estate)	17	Edison International; Sykes Enterprises; Transocean Ltd.

· Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

· Senior management experience, investment banking

· Former partner, public accounting firm

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Former member of the Governing Council of the Independent Directors Council

· CPA (inactive)

American Balanced Fund — Page 21

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Linda Griego, 1947 Trustee (2012)	President and CEO, Griego Enterprises, Inc. (business management company)	7	AECOM Technology Corporation; CBS Corporation

· Former Deputy Mayor, City of Los Angeles

· Service in numerous federal, state and city commission appointments focused on, among other areas, economic development

· Service as president for a television production company focused on programming for the Latino market

· Corporate board experience

· Board service for hospitals, and philanthropic, educational and nonprofit organizations

Leonade D. Jones, 1947 Trustee (1993)	Retired	10	None

· Service as treasurer of a diversified media and education company

· Founder of e-commerce and educational loan exchange businesses

· Corporate board and investment advisory committee experience

· Service on advisory and trustee boards for charitable, educational, public and nonprofit organizations

· JD, MBA

American Balanced Fund — Page 22

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
William D. Jones, 1955 Trustee (2008)	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and City Scene Management Company (provides commercial asset management services)	8	Sempra Energy

· Senior investment and management experience, real estate

· Corporate board experience

· Service as director, Federal Reserve Boards of San Francisco and Los Angeles

· Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

· MBA

James J. Postl, 1946 Trustee (2007)	Retired	4	Pulte, Inc. Former director of Cooper Industries (until 2012)

· Service as chief executive officer for multiple international companies

· Senior corporate management experience

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

Margaret Spellings, 1957 Trustee (2012)	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc. Former director of Apollo Education Group, Inc. (until 2013)

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

American Balanced Fund — Page 23

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Isaac Stein, 1946 Chairman of the Board (Independent and Non-Executive) (2004)	Private investor; former President, Waverley Associates (private investment fund); Chairman Emeritus of the Board of Trustees, Stanford University	4	Former director of Maxygen, Inc. (until 2013); Alexza Pharmaceuticals, Inc. (until 2016)

· Service as chief executive officer, apparel company

· Service as chief financial officer and general counsel, international materials science company

· Former partner, law firm

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· JD, MBA

American Balanced Fund — Page 24

Interested trustee(s)5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years
Gregory D. Johnson, 1963 Vice Chairman of the Board and President (2003)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company	1	None

American Balanced Fund — Page 25

Other officers6

Name, year of birth and position with fund (year first elected as an officer[2] )	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Hilda L. Applbaum, 1961 Senior Vice President (1999)	Partner – Capital World Investors, Capital Research and Management Company
Jeffrey T. Lager, 1968 Senior Vice President (2002)	Partner – Capital World Investors, Capital Research and Management Company
James R. Mulally, 1952 Senior Vice President (2009)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Paul F. Roye, 1953 Senior Vice President (2007)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Director, Capital Research and Management Company
John H. Smet, 1956 Senior Vice President (2000)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Paul R. Benjamin, 1979 Vice President (2014)	Partner – Capital World Investors, Capital Research and Management Company
Alan N. Berro, 1960 Vice President (2010)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Donald H. Rolfe, 1972 Vice President (2012)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company
Richmond A. Wolf, 1970 Vice President (2014)	Partner – Capital World Investors, Capital Research and Management Company
Michael W. Stockton, 1967 Secretary (2014)	Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer (2016)	Vice President – Investment Operations, Capital Research and Management Company
Viviane T. Russo, 1981 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2011)	Vice President – Investment Operations, Capital Research and Management Company
Hong T. Le, 1978 Assistant Treasurer (2016)	Assistant Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company or its affiliates.

4 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6 All of the trustees and/or officers listed, with the exception of Paul R. Benjamin, James R. Mulally and Richmond A. Wolf, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Balanced Fund — Page 26

Fund shares owned by trustees as of December 31, 2015:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	$10,001 – $50,000	Over $100,000	N/A	$10,001 – $50,000
Vanessa C. L. Chang	$50,001 – $100,000	Over $100,000	N/A	N/A
Linda Griego	Over $100,000	Over $100,000	N/A	N/A
Leonade D. Jones	Over $100,000	Over $100,000	Over $100,000	Over $100,000
William D. Jones	Over $100,000	Over $100,000	$10,001 – $50,000	Over $100,000
James J. Postl	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Margaret Spellings	Over $100,000	Over $100,000	$50,001 – $100,000	Over $100,000
Isaac Stein	Over $100,000	Over $100,000	Over $100,000	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Gregory D. Johnson	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2015, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

American Balanced Fund — Page 27

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $13,150 to $30,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

American Balanced Fund — Page 28

Trustee compensation earned during the fiscal year ended December 31, 2015:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault	$34,657	$385,375
Vanessa C. L. Chang	38,157	306,333
Linda Griego	39,294	220,771
Leonade D. Jones[2]	36,344	360,625
William D. Jones[2]	37,719	309,250
James J. Postl[2]	50,625	202,500
Margaret Spellings[2]	39,594	364,375
Isaac Stein[2]	63,625	254,500

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2015 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2015 fiscal year for participating trustees is as follows: Leonade D. Jones ($275,467), William D. Jones ($52,550), James J. Postl ($597,019), Margaret Spellings ($39,133) and Isaac Stein ($375,778). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1932, reorganized in Maryland on February 2, 1990, and reorganized as a Delaware statutory trust on March 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees

American Balanced Fund — Page 29

have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-

American Balanced Fund — Page 30

related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, Vanessa C. L. Chang, Linda Griego, Leonade D. Jones, James J. Postl and Margaret Spellings. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2015 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2015 fiscal year.

The fund has a nominating and governance committee comprised of Linda Griego, Leonade D. Jones, William D. Jones, James J. Postl, Margaret Spellings and Isaac Stein. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2015 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any

American Balanced Fund — Page 31

potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the

American Balanced Fund — Page 32

same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

American Balanced Fund — Page 33

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on December 1, 2016. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C Class F-2 Class 529-A Class 529-B	23.57% 17.45 5.96 10.00 12.00 6.73
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2 Class 529-F-1 Class R-1	6.94 6.44 8.81 12.76 12.89 12.89 5.93
Wells Fargo Clearing Services, LLC Custody Account Saint Louis, MO	Record	Class A Class C Class F-1 Class F-2	6.58 11.06 6.78 11.17
National Financial Services, LLC Omnibus Account Jersey City, NJ	Record	Class A Class C Class F-1 Class F-2	5.28 5.80 13.18 9.76
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C Class F-1 Class F-2 Class R-3 Class R-5	11.63 7.93 9.90 5.01 8.80
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-1 Class F-2	6.22 6.15 11.38
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1 Class F-2 Class R-5	14.00 6.00 6.43
Raymond James Omnibus Account St. Petersburg, FL	Record	Class F-1	5.87
LPL Financial Omnibus Account San Diego, CA	Record	Class F-1 Class F-2	5.02 7.04
UBS WM USA Omnibus Account Weehawken, NJ	Record	Class F-2	7.13
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1	15.01
State Street Bank & Trust Co. Omnibus Account Harrison, NY	Record	Class R-1 Class R-5	6.91 10.53
SAPP Bros., Inc. Retirement Plan Greenwood Village, CO	Record Beneficial	Class R-2E	8.58

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Name and address	Ownership	Ownership percentage
VOYA Retirement Insurance & Annuity Company Hartford, CT	Record	Class R-3	11.89
Great West Trust Co., LLC 401k Plan Greenwood Village, CO	Record Beneficial	Class R-3 Class R-5E	5.17 99.48
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class R-4	16.42
Trader Joe’s Company Retirement Plan Englewood, CO	Record Beneficial	Class R-4	15.74
Transamerica Life Insurance Co. 401K Plan Los Angeles, CA	Record Beneficial	Class R-5	15.08
Wesco Distribution Inc. Retirement Plan Charlotte, NC	Record Beneficial	Class R-5	5.65
American Funds Balanced Portfolio Irvine, CA	Record	Class R-6	9.91
NFS, LLC FEBO 401K Plan Covington, KY	Record Beneficial	Class R-6	8.71

As of December 1, 2016, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

American Balanced Fund — Page 35

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: S&P 500 Index, Lipper Growth and Income Funds Index, Bloomberg Barclays U.S. Aggregate Index, Bloomberg Barclays U.S. Credit Index, Bloomberg Barclays Aggregate Index Ex Credit, a custom average consisting of one share class per fund of general U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund and a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

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The following table reflects information as of December 31, 2015:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Gregory D. Johnson	Over $1,000,000	3	$170.6	None		None
Hilda L. Applbaum	$100,001 – $500,000	2	$94.0	2	$0.09	None
Jeffrey T. Lager	$100,001 – $500,000	2	$94.4	None		None
James R. Mulally	$100,001 – $500,000	8	$115.3	1	$0.03	None
John H. Smet	$100,001 – $500,000	20	$181.2	None		None
Alan N. Berro	Over $1,000,000	25	$156.6	None		None
Michael T. Kerr	$100,001 – $500,000	3	$238.3	None		None
Dina N. Perry	Over $1,000,000	2	$166.6	1	$2.86	None
John R. Queen	$100,001 – $500,000	6	$6.5	1	$0.10	365	$3.03

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Indicates other RIC(s) managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC has an advisory fee that is based on the performance of the RIC.

3 Indicates other PIV(s) managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the PIV(s) and are not the total assets managed by the individual, which is a substantially lower amount. No PIV has an advisory fee that is based on the performance of the PIV.

4 Indicates other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No account has an advisory fee that is based on the performance of the account. Personal brokerage accounts of portfolio managers and their families are not reflected.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until January 31, 2018, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based on the following annualized rates and average daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.42%	$ 0	$ 500,000,000
0.324	500,000,000	1,000,000,000
0.30	1,000,000,000	1,500,000,000
0.282	1,500,000,000	2,500,000,000
0.27	2,500,000,000	4,000,000,000
0.262	4,000,000,000	6,500,000,000
0.255	6,500,000,000	10,500,000,000
0.25	10,500,000,000	13,000,000,000
0.245	13,000,000,000	17,000,000,000
0.24	17,000,000,000	21,000,000,000
0.235	21,000,000,000	27,000,000,000
0.230	27,000,000,000	34,000,000,000
0.225	34,000,000,000	44,000,000,000

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Rate	Net asset level
	In excess of	Up to
0.220	44,000,000,000	55,000,000,000
0.215	55,000,000,000	71,000,000,000
0.210	71,000,000,000	89,000,000,000
0.207	89,000,000,000

For the fiscal years ended December 31, 2015, 2014 and 2013, the investment adviser received from the fund management fees of $189,337,000, $173,885,000 and $149,567,000, respectively.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until January 31, 2018, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

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During the 2015 fiscal year, administrative services fees were:

Administrative services fee
Class A	$4,823,000
Class C	2,917,000
Class F-1	1,571,000
Class F-2	1,101,000
Class 529-A	1,432,000
Class 529-B	27,000
Class 529-C	456,000
Class 529-E	72,000
Class 529-F-1	58,000
Class R-1	78,000
Class R-2	633,000
Class R-2E	—*
Class R-3	1,632,000
Class R-4	2,270,000
Class R-5E	—*
Class R-5	1,319,000
Class R-6	3,230,000

* Amount less than $1,000.

American Balanced Fund — Page 40

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4 shares.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2015	$24,061,000	$106,789,000
	2014	19,611,000	87,915,000
	2013	16,594,000	74,823,000
Class C	2015	—	16,841,000
	2014	—	11,525,000
	2013	—	9,028,000
Class 529-A	2015	1,159,000	5,325,000
	2014	1,146,000	5,293,000
	2013	1,177,000	5,517,000
Class 529-C	2015	7,000	872,000
	2014	3,000	872,000
	2013	26,000	838,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Other share classes (Class C, F-1, 529-C, 529-E, 529-F-1, R-1, R-2, R-2E, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

Payment of service fees — Payment of service fees to investment dealers generally begins 13 months after establishment of an account in Class A, C, 529-A or 529-C shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of this statement of additional information.

American Balanced Fund — Page 43

During the 2015 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$116,439,000	$9,530,000
Class B	3,923,000	262,000
Class C	58,199,000	5,515,000
Class F-1	7,840,000	802,000
Class 529-A	6,441,000	545,000
Class 529-B	543,000	42,000
Class 529-C	9,045,000	958,000
Class 529-E	711,000	76,000
Class 529-F-1	—	—
Class R-1	1,560,000	149,000
Class R-2	9,438,000	930,000
Class R-2E	1,000	1,000
Class R-3	16,303,000	1,434,000
Class R-4	11,343,000	992,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial advisor at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia529 receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $20 billion of the net assets invested in Class 529 shares of the American Funds, .05% on net assets between $20 billion and $100 billion and .03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.
American Balanced Fund — Page 44

Other compensation to dealers — As of July 2016, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AIG Advisor Group

 AIG Capital Services Inc

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Woodbury Financial Services, Inc.

American Portfolios Financial Services, Inc.

 American Portfolios Advisors, Inc

American Portfolios Financial Services, Inc.

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge

 Cambridge Advisors, Inc.

Cambridge Appleton Trust

Cambridge Associates, LLC (USA)

Cambridge Investment Research Advisors, Inc.

Cambridge Investment Research, Inc.

Cambridge Southern Financial Advisors

Cetera Financial Group

 Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CIMAS, LLC

First Allied Securities Inc

Investors Capital Corp.

J.P. Turner & Company, L.L.C.

Legend Equities Corporation

Summit Brokerage Services, Inc.

Commonwealth

 Commonwealth Advisory Group, LTD

Commonwealth Bank and Trust Company

Commonwealth Financial Advisors, LLC

Commonwealth Financial Group, Inc.

Commonwealth Financial Network

Commonwealth Retirement Services, Inc.

D.A. Davidson & Co.

Edward Jones

Hefren-Tillotson, Inc.

American Balanced Fund — Page 45

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

J.J.B. Hilliard Lyons

Hilliard Lyons Trust Company LLC

J. J. B. Hilliard, W. L. Lyons, LLC

J.P. Morgan Chase Banc One

J.P. Morgan Securities LLC

JP Morgan Chase Bank, N.A.

Ladenburg Thalmann Group

 Investacorp, Inc.

KMS Financial Services, Inc.

Ladenburg, Thalmann & Co., Inc.

Securities America, Inc.

Securities Service Network Inc.

Triad Advisors, Inc.

Lincoln Network

 Lincoln Financial Advisors Corporation

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

LPL Financial LLC

Mass Mutual / MML

 MassMutual Trust Company FSB

MML Distributors LLC

MML Investors Services, LLC

The Massmutual Trust Company FSB

Merrill Lynch Banc of America

 Bank Of America

Bank of America, NA

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

 MetLife Advisers, LLC

Metlife Securities Inc.

New England Securities

Morgan Stanley Smith Barney LLC

NFP Securities

Kestra Investment Services LLC

NFP Advisor Services, LLC

NFP Retirement

NMIS

Northwestern Mutual Investment Services, LLC

Northwestern Mutual Wealth Management Co

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

American Balanced Fund — Page 46

PFS

PFS Investments Inc.

Puplava Securities, Inc.

PNC Network

PNC Bank, National Association

PNC Investments LLC

Raymond James Group

Raymond James & Associates, Inc.

Raymond James (USA) LTD.

Raymond James Financial Services Advisors, Inc.

Raymond James Financial Services Inc.

RBC

RBC Capital Markets, LLC

RBC Capital Markets Corporation

RBC Trust Company

Robert W. Baird & Co, Incorporated

Securian / H. Beck / CRI

 CRI Securities, LLC

H. Beck, Inc.

Securian Financial Services, Inc.

Stifel, Nicolaus & Co

 Sterne Agee Investment Advisor Services, Inc.

Stifel Trust Company, N.A.

Stifel, Nicolaus & Company, Incorported

Transamerica Financial Advisors, Inc.

UBS

UBS Financial Services, Inc.

UBS Securities, LLC

Voya Financial Advisors Inc

Wells Fargo Network

First Clearing LLC

Wells Fargo

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors LLC (WBS)

Wells Fargo Advisors Private Client Group

Well Fargo Advisors, LLC

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

American Balanced Fund — Page 47

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace in respect of both execution and research — taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

American Balanced Fund — Page 48

The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

American Balanced Fund — Page 49

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2015, 2014 and 2013 amounted to $10,409,000, $13,451,000 and $11,295,000, respectively. The volume of trading activity, associated with broker transactions, decreased during the year, resulting in a decrease in brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the 2015 fiscal year, the fund’s regular broker-dealers included Charles Schwab & Co., Inc., Citigroup Global Markets Inc., Credit Suisse Group AG, Goldman Sachs & Co., Morgan Stanley & Co. LLC, RBC Capital Markets LLC, UBS AG and Wells Fargo. At the end of the 2015 fiscal year, the fund held equity and debt securities of Citigroup Inc. in the amount of $610,997,000, Goldman Sachs Group, Inc. in the amount of $523,799,000 and Wells Fargo & Company in the amount of $1,899,136,000. The fund held debt securities of Charles Schwab Corporation in the amount of $8,131,000, Credit Suisse Group AG in the amount of $17,645,000, Morgan Stanley & Co. LLC in the amount of $23,382,000, RBC Capital Markets LLC in the amount of $78,361,000 and UBS AG in the amount of $925,000.

American Balanced Fund — Page 50

Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

American Balanced Fund — Page 51

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

American Balanced Fund — Page 52

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

American Balanced Fund — Page 53

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

American Balanced Fund — Page 54

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

American Balanced Fund — Page 55

Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

American Balanced Fund — Page 56

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions.

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Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds U.S. Government Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, Short-Term Bond Fund of America or American Funds Inflation Linked Bond Fund. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

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In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

American Balanced Fund — Page 62

Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares of any of the American Funds unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts. The ability to link SEP and SIMPLE IRA accounts at the plan level may not be available to you depending on the policies and system capabilities of your financial intermediary.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts

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established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

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· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on their systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

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· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

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Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, the CDSC on Class A shares of the American Funds may be waived for bulk conversions to another share class in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

Other sales charge waivers — Sales charges (including contingent deferred sales charges) may be waived pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Business Management Group, or by his or her

American Balanced Fund — Page 70

designee, for transactions requested by financial intermediaries as a result of pending or anticipated regulatory matters that require investor accounts to be moved to a different share class.

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds U.S. Government Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

American Balanced Fund — Page 71

Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

American Balanced Fund — Page 72

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are

American Balanced Fund — Page 73

automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds U.S. Government Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

American Balanced Fund — Page 74

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2015 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$45,521,000
Class B	369,000
Class C	5,355,000
Class F-1	3,480,000
Class F-2	2,327,000
Class 529-A	2,195,000
Class 529-B	49,000
Class 529-C	735,000
Class 529-E	66,000
Class 529-F-1	90,000
Class R-1	146,000
Class R-2	3,665,000
Class R-2E	—*
Class R-3	4,533,000
Class R-4	4,251,000
Class R-5E	—*
Class R-5	1,234,000
Class R-6	35,000

* Amount less than $1,000.

American Balanced Fund — Page 75

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

American Balanced Fund — Page 76

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — June 30, 2016

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$24.64
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$26.14

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

American Balanced Fund — Page 77

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	202	302	402	602	702
American Balanced Fund®	011	211	311	411	611	711
American Funds Developing World Growth and Income FundSM	30100	32100	33100	34100	36100	37100
American Funds Global Balanced FundSM	037	237	337	437	637	737
American Mutual Fund®	003	203	303	403	603	703
Capital Income Builder®	012	212	312	412	612	712
Capital World Growth and Income Fund®	033	233	333	433	633	733
EuroPacific Growth Fund®	016	216	316	416	616	716
Fundamental Investors®	010	210	310	410	610	710
The Growth Fund of America®	005	205	305	405	605	705
The Income Fund of America®	006	206	306	406	606	706
International Growth and Income FundSM	034	234	334	434	634	734
The Investment Company of America®	004	204	304	404	604	704
The New Economy Fund®	014	214	314	414	614	714
New Perspective Fund®	007	207	307	407	607	707
New World Fund®	036	236	336	436	636	736
SMALLCAP World Fund®	035	235	335	435	635	735
Washington Mutual Investors FundSM	001	201	301	401	601	701
Fixed income funds
American Funds Emerging Markets Bond Fund SM	30114	32114	33114	34114	36114	37114
American Funds Corporate Bond Fund SM	032	232	332	432	632	732
American Funds Inflation Linked Bond Fund®	060	260	360	460	660	760
American Funds Mortgage Fund®	042	242	342	442	642	742
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639	739
American Funds Strategic Bond FundSM	30112	32112	33112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641	741
American High-Income Municipal Bond Fund®	040	240	340	440	640	740
American High-Income Trust®	021	221	321	421	621	721
The Bond Fund of America®	008	208	308	408	608	708
Capital World Bond Fund®	031	231	331	431	631	731
Intermediate Bond Fund of America®	023	223	323	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643	743
Short-Term Bond Fund of America®	048	248	348	448	648	748
The Tax-Exempt Bond Fund of America®	019	219	319	419	619	719
The Tax-Exempt Fund of California®	020	220	320	420	620	720
U.S. Government Securities Fund®	022	222	322	422	622	722
Money market fund
American Funds U.S. Government Money Market FundSM	059	259	359	459	659	759

American Balanced Fund — Page 78

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/fixed income funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Developing World Growth and Income Fund	10100	12100	13100	15100	14100
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Fixed income funds
American Funds Emerging Markets Bond Fund	10114	12114	13114	15114	14114
American Funds Corporate Bond Fund	1032	1232	1332	1532	1432
American Funds Inflation Linked Bond Fund	1060	1260	1360	1560	1460
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American Funds Strategic Bond Fund	10112	12112	13112	15112	14112
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds U.S. Government Money Market Fund	1059	1259	1359	1559	1459

American Balanced Fund — Page 79

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

American Balanced Fund — Page 80

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement Fund®	083	283	383	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661	761

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

American Balanced Fund — Page 81

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2033 Fund®	10103	12103	13103	15103	14103
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College Enrollment Fund®	1088	1288	1388	1588	1488

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655	755
American Funds Growth PortfolioSM	053	253	353	453	653	753
American Funds Growth and Income PortfolioSM	051	251	351	451	651	751
American Funds Balanced PortfolioSM	050	250	350	450	650	750
American Funds Income PortfolioSM	047	247	347	447	647	747
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646	746
American Funds Preservation PortfolioSM	045	245	345	445	645	745
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Balanced Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

American Balanced Fund — Page 82

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio – ConservativeSM	30109	32109	33109	34109	36109	37109
American Funds Retirement Income Portfolio – ModerateSM	30110	32110	33110	34110	36110	37110
American Funds Retirement Income Portfolio – EnhancedSM	30111	32111	33111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

American Balanced Fund — Page 83

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

American Balanced Fund — Page 84

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

American Balanced Fund — Page 85

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Balanced Fund — Page 86

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Balanced Fund — Page 87

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Balanced Fund — Page 88

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Balanced Fund — Page 89

American Balanced Fund®
Investment portfolio
June 30, 2016
unaudited
Common stocks 58.18% Consumer discretionary 8.88%	Shares	Value (000)
Comcast Corp., Class A	30,054,000	$1,959,220
Amazon.com, Inc.[1]	2,562,000	1,833,418
Home Depot, Inc.	13,468,349	1,719,774
Twenty-First Century Fox, Inc., Class A	23,802,306	643,852
McDonald’s Corp.	4,732,000	569,449
VF Corp.	5,016,000	308,434
CBS Corp., Class B	5,477,000	298,168
Target Corp.	2,700,000	188,514
Walt Disney Co.	1,800,000	176,076
Time Warner Inc.	2,200,000	161,788
Charter Communications, Inc., Class A1	551,562	126,109
Macy’s, Inc.	3,700,000	124,357
NIKE, Inc., Class B	2,075,000	114,540
General Motors Co.	3,500,000	99,050
Gentex Corp.	856,000	13,225
Dollar General Corp.	133,000	12,502
Liberty Global PLC, Class C1	390,000	11,174
Liberty Global PLC LiLAC, Class C1	48,659	1,581
		8,361,231
Information technology 8.75%
Microsoft Corp.	51,320,000	2,626,044
Intel Corp.	24,781,100	812,820
Broadcom Ltd.	4,809,500	747,396
Intuit Inc.	6,440,000	718,768
ASML Holding NV (New York registered)	5,117,458	507,703
ASML Holding NV2	1,905,000	188,829
Texas Instruments Inc.	8,332,000	522,000
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,593,800	513,945
VeriSign, Inc.[1]	5,000,000	432,300
TE Connectivity Ltd.	7,205,000	411,478
Visa Inc., Class A	4,593,000	340,663
Alphabet Inc., Class C1	238,000	164,720
Alphabet Inc., Class A1	158,000	111,158
Analog Devices, Inc.	1,700,000	96,288
KLA-Tencor Corp.	467,000	34,208
MasterCard Inc., Class A	163,000	14,354
		8,242,674
Financials 8.44%
Berkshire Hathaway Inc., Class A1	8,110	1,759,667
Berkshire Hathaway Inc., Class B1	800,000	115,832
JPMorgan Chase & Co.	19,241,000	1,195,636
Wells Fargo & Co.	22,882,000	1,083,005
Chubb Ltd.	5,975,000	780,992
Citigroup Inc.	10,700,000	453,573
SunTrust Banks, Inc.	10,383,411	426,551
American Balanced Fund — Page 1 of 31

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Goldman Sachs Group, Inc.	1,593,960	$236,831
Crown Castle International Corp.	2,300,446	233,334
Bank of America Corp.	14,500,000	192,415
PNC Financial Services Group, Inc.	2,346,800	191,006
Capital One Financial Corp.	2,920,000	185,449
Iron Mountain Inc.	4,502,000	179,315
Equinix, Inc.	385,174	149,344
Weyerhaeuser Co.[1]	4,700,000	139,919
American Tower Corp.	1,145,000	130,083
U.S. Bancorp	3,000,000	120,990
BlackRock, Inc.	326,000	111,665
Legal & General Group PLC[2]	40,000,000	103,678
CNO Financial Group, Inc.	4,904,120	85,626
HDFC Bank Ltd.[2]	2,382,000	48,286
Intercontinental Exchange, Inc.	97,000	24,828
		7,948,025
Consumer staples 7.54%
Philip Morris International Inc.	20,151,700	2,049,831
Coca-Cola Co.	35,117,620	1,591,882
Kraft Heinz Co.	11,451,850	1,013,260
Procter & Gamble Co.	10,065,000	852,203
Walgreens Boots Alliance, Inc.	3,800,000	316,426
Reynolds American Inc.	5,505,500	296,912
Kellogg Co.	3,150,000	257,197
The Estée Lauder Companies Inc., Class A	1,742,000	158,557
Kroger Co.	3,230,000	118,832
CVS Health Corp.	1,226,000	117,377
Costco Wholesale Corp.	700,000	109,928
General Mills, Inc.	1,500,000	106,980
Altria Group, Inc.	1,500,000	103,440
British American Tobacco PLC[2]	190,000	12,363
		7,105,188
Health care 6.56%
UnitedHealth Group Inc.	9,869,500	1,393,573
Merck & Co., Inc.	21,097,000	1,215,398
Johnson & Johnson	6,018,323	730,023
Express Scripts Holding Co.[1]	9,396,400	712,247
Medtronic PLC	7,751,000	672,554
Bristol-Myers Squibb Co.	5,914,300	434,997
Pfizer Inc.	11,670,000	410,901
Thermo Fisher Scientific Inc.	1,236,000	182,631
Gilead Sciences, Inc.	2,101,758	175,329
Vertex Pharmaceuticals Inc.[1]	960,000	82,579
Humana Inc.	454,000	81,666
Amgen Inc.	427,000	64,968
Kite Pharma, Inc.[1]	528,000	26,400
		6,183,266
Energy 5.31%
Royal Dutch Shell PLC, Class B (ADR)	14,790,700	828,279
Royal Dutch Shell PLC, Class B2	4,000,000	109,997
Chevron Corp.	7,444,755	780,434
Schlumberger Ltd.	9,550,000	755,214
American Balanced Fund — Page 2 of 31

unaudited
Common stocks Energy (continued)	Shares	Value (000)
ConocoPhillips	13,846,149	$603,692
Enbridge Inc.	12,195,000	516,580
Noble Energy, Inc.	10,178,229	365,093
BP PLC[2]	34,132,000	199,308
Phillips 66	2,180,000	172,961
Suncor Energy Inc.	5,801,500	160,939
Suncor Energy Inc.	198,500	5,507
Concho Resources Inc.[1]	1,131,800	134,990
Baker Hughes Inc.	2,750,000	124,108
TOTAL SA2	1,515,265	73,069
TOTAL SA (ADR)	855,718	41,160
Weatherford International PLC[1]	12,500,000	69,375
Southwestern Energy Co.[1]	5,000,000	62,900
		5,003,606
Industrials 4.73%
Lockheed Martin Corp.	4,748,037	1,178,320
Boeing Co.	8,852,000	1,149,609
General Electric Co.	21,500,000	676,820
Union Pacific Corp.	3,052,000	266,287
Nielsen Holdings PLC	4,800,000	249,456
Parker-Hannifin Corp.	2,000,000	216,100
Cummins Inc.	1,350,000	151,794
Rockwell Automation	1,200,000	137,784
Norfolk Southern Corp.	1,598,900	136,115
Deere & Co.	1,600,000	129,664
Caterpillar Inc.	1,300,000	98,553
TransDigm Group Inc.[1]	155,000	40,872
Rockwell Collins, Inc.	311,700	26,538
		4,457,912
Materials 2.79%
E.I. du Pont de Nemours and Co.	19,901,388	1,289,610
Praxair, Inc.	6,224,400	699,560
LyondellBasell Industries NV	2,642,100	196,625
Dow Chemical Co.	2,676,800	133,064
Royal Gold, Inc.	1,495,000	107,670
Potash Corp. of Saskatchewan Inc.	6,300,569	102,321
Nucor Corp.	2,000,000	98,820
		2,627,670
Utilities 0.35%
PG&E Corp.	3,300,000	210,936
Pinnacle West Capital Corp.	1,350,000	109,431
National Grid PLC[2]	700,000	10,294
		330,661
Telecommunication services 0.29%
AT&T Inc.	3,690,000	159,445
Verizon Communications Inc.	1,955,000	109,167
		268,612
American Balanced Fund — Page 3 of 31

unaudited
Common stocks Miscellaneous 4.54%	Shares	Value (000)
Other common stocks in initial period of acquisition		$4,272,847
Total common stocks (cost: $36,560,223,000)		54,801,692
Preferred securities 0.00% Financials 0.00%
CoBank, ACB, Class E, noncumulative[3]	7,440	4,843
Total preferred securities (cost: $5,208,000)		4,843
Bonds, notes & other debt instruments 34.13% U.S. Treasury bonds & notes 13.33% U.S. Treasury 11.13%	Principal amount (000)
U.S. Treasury 0.625% 2016	$136,450	136,509
U.S. Treasury 0.50% 2017	130,000	130,069
U.S. Treasury 0.875% 2017	250,000	250,972
U.S. Treasury 1.00% 2017	170,000	171,105
U.S. Treasury 0.625% 2018	885,000	885,796
U.S. Treasury 0.75% 2018	208,998	209,606
U.S. Treasury 0.75% 2018	47,000	47,143
U.S. Treasury 1.125% 2018	210,000	212,165
U.S. Treasury 1.25% 2018	255,000	258,624
U.S. Treasury 0.875% 2019	35,000	35,171
U.S. Treasury 0.875% 2019	5,462	5,490
U.S. Treasury 1.00% 2019	95,000	95,817
U.S. Treasury 1.125% 2019	40,000	40,456
U.S. Treasury 1.50% 2019	44,000	45,029
U.S. Treasury 1.75% 2019	110,000	113,458
U.S. Treasury 1.25% 2020	617,000	626,249
U.S. Treasury 1.375% 2020	1,212,875	1,235,046
U.S. Treasury 1.375% 2020	120,325	122,544
U.S. Treasury 1.375% 2020	118,000	120,267
U.S. Treasury 1.50% 2020	101,000	103,383
U.S. Treasury 1.625% 2020	433,350	446,129
U.S. Treasury 1.75% 2020	142,030	146,957
U.S. Treasury 1.125% 2021	469,875	473,272
U.S. Treasury 1.125% 2021	99,918	100,480
U.S. Treasury 1.25% 2021	100,900	102,106
U.S. Treasury 1.375% 2021	599,929	610,452
U.S. Treasury 1.375% 2021	302,875	308,306
U.S. Treasury 1.375% 2021	96,532	98,297
U.S. Treasury 1.75% 2022	469,265	484,296
U.S. Treasury 2.00% 2022	179,750	188,182
U.S. Treasury 2.00% 2022	35,000	36,679
U.S. Treasury 1.75% 2023	50,000	51,552
U.S. Treasury 2.25% 2024	75,000	80,022
U.S. Treasury 2.00% 2025	65,000	67,971
U.S. Treasury 2.00% 2025	30,000	31,390
U.S. Treasury 2.125% 2025	25,000	26,413
U.S. Treasury 2.25% 2025	43,000	45,893
U.S. Treasury 1.625% 2026	229,483	232,441
U.S. Treasury 1.625% 2026	227,861	230,516
U.S. Treasury 5.375% 2031	20,000	29,681
American Balanced Fund — Page 4 of 31

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2042	$32,950	$36,356
U.S. Treasury 2.875% 2043	86,410	97,292
U.S. Treasury 3.125% 2043	48,025	56,688
U.S. Treasury 3.125% 2044	39,797	46,902
U.S. Treasury 3.625% 2044	66,625	86,009
U.S. Treasury 2.50% 2045	115,000	119,897
U.S. Treasury 2.875% 2045	110,000	123,621
U.S. Treasury 3.00% 2045	455,209	524,191
U.S. Treasury 3.00% 2045	103,800	119,495
U.S. Treasury 2.50% 2046	470,810	490,994
U.S. Treasury 2.50% 2046	145,375	151,729
		10,489,108
U.S. Treasury inflation-protected securities 2.20%
U.S. Treasury Inflation-Protected Security 2.50% 2016[4]	119,996	120,351
U.S. Treasury Inflation-Protected Security 2.125% 2019[4]	55,711	59,799
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	439,375	460,729
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	414,443	427,268
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	63,456	75,876
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	174,017	183,467
U.S. Treasury Inflation-Protected Security 1.75% 2028[4]	30,717	35,978
U.S. Treasury Inflation-Protected Security 0.75% 2042[4]	87,569	88,048
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	229,232	265,754
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	76,598	77,197
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	253,541	274,383
		2,068,850
Total U.S. Treasury bonds & notes		12,557,958
Corporate bonds & notes 11.28% Financials 3.14%
ACE INA Holdings Inc. 2.30% 2020	7,635	7,848
ACE INA Holdings Inc. 2.875% 2022	25,665	26,873
ACE INA Holdings Inc. 3.15% 2025	23,495	24,572
ACE INA Holdings Inc. 3.35% 2026	8,660	9,235
Alexandria Real Estate Equities, Inc. 4.30% 2026	15,720	16,715
American Campus Communities, Inc. 3.35% 2020	16,070	16,711
American Campus Communities, Inc. 3.75% 2023	7,915	8,184
American Campus Communities, Inc. 4.125% 2024	14,235	15,061
American Express Co. 6.15% 2017	22,800	24,068
American Express Credit Co. 1.55% 2017	9,055	9,097
American International Group, Inc. 3.875% 2035	10,000	9,611
American Tower Corp. 3.40% 2019	13,550	14,119
AvalonBay Communities, Inc. 3.625% 2020	15,000	16,027
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	2,000	2,105
Bank of America Corp. 2.625% 2020	20,000	20,341
Bank of America Corp. 5.625% 2020	15,500	17,455
Bank of America Corp. 2.625% 2021	33,730	34,284
Bank of America Corp. 3.875% 2025	40,385	43,066
Bank of America Corp. 3.50% 2026	8,825	9,148
Bank of Nova Scotia 4.50% 2025	24,000	24,995
Barclays Bank PLC 3.25% 2021	19,345	19,332
Barclays Bank PLC 3.65% 2025	23,605	22,784
BB&T Corp. 2.45% 2020	37,000	38,053
American Balanced Fund — Page 5 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BB&T Corp. 2.05% 2021	$29,500	$29,951
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,672
Berkshire Hathaway Inc. 2.90% 2020	9,500	10,094
Berkshire Hathaway Inc. 2.75% 2023	16,995	17,582
BNP Paribas 4.375% 2025[3]	5,700	5,794
BNP Paribas 4.375% 2026[3]	50,025	50,667
Boston Properties, Inc. 3.70% 2018	20,000	20,950
BPCE SA group 2.65% 2021	6,000	6,182
BPCE SA group 5.70% 2023[3]	8,000	8,610
BPCE SA group 5.15% 2024[3]	21,355	22,268
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,659
Capital One Financial Corp. 3.20% 2025	20,000	20,234
Charles Schwab Corp. 3.45% 2026	3,885	4,150
Citigroup Inc. 2.05% 2019	24,500	24,700
Citigroup Inc. 8.50% 2019	8,416	9,926
Citigroup Inc. 2.70% 2021	44,460	45,366
Citigroup Inc. 3.40% 2026	10,390	10,684
Citigroup Inc. 3.70% 2026	17,725	18,706
Citigroup Inc. 4.45% 2027	25,918	26,705
CME Group Inc. 5.30% 2043	3,135	4,018
CNA Financial Corp. 3.95% 2024	9,910	10,489
Corporate Office Properties LP 5.25% 2024	30,030	32,126
Corporate Office Properties LP 5.00% 2025	6,735	7,116
Corporate Office Properties Trust 3.60% 2023	12,100	11,782
Credit Agricole SA 2.375% 2021[3]	6,645	6,725
Credit Agricole SA 4.375% 2025[3]	13,865	14,053
Credit Suisse Group AG 1.70% 2018	12,000	12,016
Credit Suisse Group AG 3.45% 2021[3]	20,000	20,198
Credit Suisse Group AG 3.80% 2022	10,000	10,058
Credit Suisse Group AG 3.80% 2023[3]	32,275	32,260
Credit Suisse Group AG 3.75% 2025	11,570	11,350
Credit Suisse Group AG 4.55% 2026[3]	17,130	17,852
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045	5,825	5,827
DDR Corp. 3.50% 2021	7,000	7,220
DDR Corp. 3.625% 2025	15,075	15,154
DDR Corp. 4.25% 2026	7,370	7,745
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,694
Discover Financial Services 4.20% 2023	12,715	13,466
DNB ASA 2.375% 2021[3]	27,000	27,432
EPR Properties 4.50% 2025	4,460	4,433
ERP Operating LP 4.75% 2020	12,000	13,318
Essex Portfolio L.P. 3.875% 2024	21,515	22,932
Essex Portfolio L.P. 3.50% 2025	21,965	22,723
Essex Portfolio L.P. 3.375% 2026	2,395	2,450
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,400
Goldman Sachs Group, Inc. 2.55% 2019	66,250	67,838
Goldman Sachs Group, Inc. 2.60% 2020	14,610	14,868
Goldman Sachs Group, Inc. 2.75% 2020	20,725	21,177
Goldman Sachs Group, Inc. 1.998% 2021[5]	25,782	25,848
Goldman Sachs Group, Inc. 2.625% 2021	34,965	35,502
Goldman Sachs Group, Inc. 2.875% 2021	19,245	19,750
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,622
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,264
Goldman Sachs Group, Inc. 3.50% 2025	3,250	3,347
American Balanced Fund — Page 6 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.75% 2026	$12,629	$13,277
Goldman Sachs Group, Inc. 4.75% 2045	7,025	7,778
HCP, Inc. 5.375% 2021	15,000	16,693
Hospitality Properties Trust 6.70% 2018	23,400	24,512
Hospitality Properties Trust 4.25% 2021	30,925	32,262
Hospitality Properties Trust 5.00% 2022	4,350	4,681
Hospitality Properties Trust 4.50% 2023	16,130	16,506
Hospitality Properties Trust 4.50% 2025	5,500	5,541
HSBC Holdings PLC 2.95% 2021	32,500	32,863
HSBC Holdings PLC 3.40% 2021	22,000	22,686
HSBC Holdings PLC 4.25% 2024	8,000	8,115
HSBC Holdings PLC 3.90% 2026	7,825	8,086
HSBC Holdings PLC 4.30% 2026	15,260	16,211
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,491
Intesa Sanpaolo SpA 5.017% 2024[3]	26,160	24,081
JPMorgan Chase & Co. 1.35% 2017	8,520	8,538
JPMorgan Chase & Co. 2.25% 2020	42,185	42,772
JPMorgan Chase & Co. 2.55% 2020	32,300	33,024
JPMorgan Chase & Co. 2.40% 2021	40,220	40,800
JPMorgan Chase & Co. 2.55% 2021	16,515	16,863
JPMorgan Chase & Co. 3.25% 2022	12,000	12,557
JPMorgan Chase & Co. 3.875% 2024	25,000	25,911
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	35,000	34,956
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,000	27,563
Keybank National Association 2.50% 2019	17,000	17,441
Kimco Realty Corp. 5.70% 2017	6,180	6,403
Kimco Realty Corp. 3.40% 2022	15,690	16,471
Kimco Realty Corp. 3.125% 2023	11,705	11,944
Leucadia National Corp. 5.50% 2023	830	846
Liberty Mutual Group Inc. 4.25% 2023[3]	3,000	3,193
Lloyds Banking Group PLC 2.30% 2018	6,215	6,252
Lloyds Banking Group PLC 4.50% 2024	17,000	17,284
Lloyds Banking Group PLC 3.50% 2025	11,200	11,527
MetLife Global Funding I 2.30% 2019[3]	10,120	10,356
MetLife Global Funding I 2.00% 2020[3]	6,125	6,195
MetLife Global Funding I 2.50% 2020[3]	46,300	47,651
MetLife, Inc. 3.60% 2025	4,595	4,830
MetLife, Inc. 4.05% 2045	8,285	8,188
MetLife, Inc. 5.25% 2049	4,600	4,577
Morgan Stanley 2.50% 2021	66,300	67,076
Morgan Stanley 4.00% 2025	8,950	9,607
Morgan Stanley 3.875% 2026	19,545	20,851
Nationwide Mutual Insurance Co. 2.923% 2024[3,5]	8,150	8,089
New York Life Global Funding 2.10% 2019[3]	15,000	15,337
New York Life Global Funding 1.95% 2020[3]	16,000	16,209
Nordea Bank AB 2.50% 2020[3]	19,955	20,476
Nordea Bank AB 2.25% 2021[3]	8,800	8,920
PNC Bank 2.40% 2019	14,800	15,205
PNC Bank 2.60% 2020	30,000	31,087
PNC Bank 2.15% 2021	24,000	24,499
PNC Financial Services Group, Inc. 3.90% 2024	20,000	21,502
Prologis, Inc. 4.25% 2023	20,000	22,187
Prologis, Inc. 3.75% 2025	16,940	18,099
Prudential Financial, Inc. 2.30% 2018	7,595	7,755
American Balanced Fund — Page 7 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 3.50% 2024	$23,600	$24,576
QBE Insurance Group Ltd. 2.40% 2018[3]	19,300	19,489
Rabobank Nederland 2.25% 2019	15,000	15,294
Rabobank Nederland 2.50% 2021	38,570	39,576
Rabobank Nederland 3.375% 2025	4,200	4,395
Rabobank Nederland 4.375% 2025	16,900	17,694
Scentre Group 2.375% 2019[3]	14,845	15,071
Scentre Group 2.375% 2021[3]	20,430	20,649
Scentre Group 3.25% 2025[3]	11,492	11,673
Scentre Group 3.50% 2025[3]	20,415	21,140
Select Income REIT 3.60% 2020	8,000	8,148
Select Income REIT 4.50% 2025	4,690	4,620
Simon Property Group, LP 1.50% 2018[3]	13,825	13,887
Simon Property Group, LP 3.30% 2026	14,600	15,623
Skandinaviska Enskilda 2.625% 2021	23,000	23,744
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,737
TD Ameritrade Holding Co. 2.95% 2022	6,323	6,594
UBS Group AG 2.95% 2020[3]	20,000	20,361
UBS Group AG 4.125% 2025[3]	28,250	29,359
Unum Group 5.625% 2020	345	388
Unum Group 3.875% 2025	5,045	5,150
US Bancorp. 3.70% 2024	18,000	19,828
US Bank NA 1.40% 2019	5,465	5,500
US Bank NA 2.125% 2019	30,000	30,762
WEA Finance LLC 2.70% 2019[3]	5,395	5,504
WEA Finance LLC 3.25% 2020[3]	32,500	33,859
WEA Finance LLC 3.75% 2024[3]	22,800	23,820
Wells Fargo & Co. 1.25% 2016	3,000	3,001
Wells Fargo & Co. 2.55% 2020	28,235	29,070
Wells Fargo & Co. 2.50% 2021	67,182	68,944
Wells Fargo & Co. 4.60% 2021	25,000	27,956
Wells Fargo & Co. 4.90% 2045	21,402	23,493
Wells Fargo & Co. 4.40% 2046	4,148	4,223
		2,953,589
Consumer discretionary 1.67%
Amazon.com, Inc. 3.80% 2024	49,975	56,138
Amazon.com, Inc. 4.80% 2034	20,000	23,610
Amazon.com, Inc. 4.95% 2044	23,500	28,639
American Honda Finance Corp. 2.25% 2019	16,500	17,045
CBS Corp. 3.50% 2025	15,000	15,457
CBS Corp. 4.60% 2045	25,000	24,892
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	26,720	28,806
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	53,000	57,869
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	11,125	13,219
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	10,525	12,620
Comcast Corp. 6.30% 2017	16,750	18,004
Comcast Corp. 3.15% 2026	43,920	46,770
Comcast Corp. 6.45% 2037	15,000	20,691
Comcast Corp. 4.60% 2045	20,000	23,054
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	15,125	15,157
DaimlerChrysler North America Holding Corp. 2.40% 2017[3]	12,000	12,132
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	25,500	25,462
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	13,000	13,331
American Balanced Fund — Page 8 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	$20,810	$21,210
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	30,300	30,288
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	14,900	15,505
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	7,570	7,982
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	8,900	9,427
Ford Motor Credit Co. 1.50% 2017	8,500	8,510
Ford Motor Credit Co. 2.145% 2018	15,485	15,626
Ford Motor Credit Co. 2.375% 2018	8,990	9,104
Ford Motor Credit Co. 2.551% 2018	9,015	9,187
Ford Motor Credit Co. 2.597% 2019	26,735	27,374
Ford Motor Credit Co. 2.943% 2019	21,000	21,625
Ford Motor Credit Co. 2.459% 2020	18,090	18,257
Ford Motor Credit Co. 3.157% 2020	30,400	31,552
Ford Motor Credit Co. 3.20% 2021	9,000	9,281
Ford Motor Credit Co. 3.219% 2022	16,000	16,412
Ford Motor Credit Co. 3.096% 2023	24,000	24,376
Ford Motor Credit Co. 4.375% 2023	15,475	16,851
Ford Motor Credit Co. 3.664% 2024	10,000	10,379
Ford Motor Credit Co. 4.134% 2025	28,300	30,414
Ford Motor Credit Co. 4.389% 2026	13,000	14,226
General Motors Co. 6.60% 2036	11,785	13,559
General Motors Financial Co. 2.40% 2019	20,435	20,473
General Motors Financial Co. 3.10% 2019	18,400	18,808
General Motors Financial Co. 3.50% 2019	4,685	4,851
General Motors Financial Co. 3.70% 2020	42,325	43,532
General Motors Financial Co. 3.20% 2021	23,600	23,695
General Motors Financial Co. 4.20% 2021	23,000	24,089
General Motors Financial Co. 4.375% 2021	5,500	5,811
General Motors Financial Co. 3.45% 2022	52,100	52,137
General Motors Financial Co. 3.70% 2023	28,200	28,425
General Motors Financial Co. 4.25% 2023	1,500	1,545
General Motors Financial Co. 4.30% 2025	18,175	18,690
General Motors Financial Co. 5.25% 2026	2,295	2,501
Home Depot, Inc. 2.00% 2021	18,000	18,502
Home Depot, Inc. 4.40% 2021	15,000	16,925
Home Depot, Inc. 5.95% 2041	7,500	10,379
Home Depot, Inc. 4.25% 2046	19,800	22,690
Hyundai Capital America 2.00% 2019[3]	11,960	12,043
Hyundai Capital America 2.45% 2021[3]	33,000	33,204
Johnson Controls, Inc. 1.40% 2017	10,000	10,035
Lowe’s Companies, Inc. 2.50% 2026	23,310	23,784
McDonald’s Corp. 3.70% 2026	17,905	19,393
NBC Universal Enterprise, Inc. 5.25% 2049[3]	475	491
Newell Rubbermaid Inc. 3.15% 2021	43,135	44,991
Newell Rubbermaid Inc. 3.85% 2023	31,830	33,815
Newell Rubbermaid Inc. 4.20% 2026	66,710	72,439
Newell Rubbermaid Inc. 5.50% 2046	24,215	28,897
Nordstrom, Inc. 4.00% 2021	6,245	6,686
Starbucks Corp. 2.10% 2021	1,395	1,435
Thomson Reuters Corp. 1.65% 2017	4,965	4,988
Thomson Reuters Corp. 6.50% 2018	20,815	22,834
Thomson Reuters Corp. 4.30% 2023	4,500	4,918
Thomson Reuters Corp. 3.35% 2026	12,410	12,718
Thomson Reuters Corp. 5.65% 2043	2,000	2,330
American Balanced Fund — Page 9 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Time Warner Cable Inc. 6.75% 2018	$20,000	$21,951
Time Warner Inc. 3.60% 2025	47,000	49,850
Toyota Motor Credit Corp. 2.15% 2020	18,500	19,028
Volkswagen International Finance NV 2.375% 2017[3]	16,000	16,127
		1,569,051
Health care 1.64%
AbbVie Inc. 1.75% 2017	8,000	8,050
AbbVie Inc. 2.50% 2020	10,400	10,656
AbbVie Inc. 2.30% 2021	25,485	25,827
AbbVie Inc. 3.20% 2022	5,685	5,887
AbbVie Inc. 2.85% 2023	11,095	11,220
AbbVie Inc. 3.60% 2025	23,000	24,146
AbbVie Inc. 3.20% 2026	36,045	36,520
AbbVie Inc. 4.50% 2035	10,360	10,841
AbbVie Inc. 4.30% 2036	4,730	4,834
AbbVie Inc. 4.45% 2046	36,500	37,191
Actavis Funding SCS 3.00% 2020	26,950	27,793
Actavis Funding SCS 3.45% 2022	32,390	33,692
Actavis Funding SCS 3.85% 2024	15,000	15,694
Actavis Funding SCS 3.80% 2025	25,550	26,633
Actavis Funding SCS 4.55% 2035	18,870	19,395
Actavis Funding SCS 4.75% 2045	49,500	52,040
Aetna Inc. 1.70% 2018	42,635	42,997
Aetna Inc. 1.90% 2019	49,000	49,677
Aetna Inc. 2.40% 2021	66,940	68,487
Aetna Inc. 2.80% 2023	8,685	8,892
Aetna Inc. 3.20% 2026	88,065	90,888
Aetna Inc. 4.25% 2036	8,360	8,667
Aetna Inc. 4.375% 2046	7,215	7,501
AmerisourceBergen Corp. 3.25% 2025	2,170	2,281
AmerisourceBergen Corp. 4.25% 2045	2,045	2,171
Amgen Inc. 2.70% 2022	21,240	21,890
AstraZeneca PLC 3.375% 2025	83,475	87,539
Baxalta Inc. 2.875% 2020	18,020	18,332
Baxalta Inc. 4.00% 2025	29,020	30,305
Bayer AG 2.375% 2019[3]	8,245	8,432
Becton, Dickinson and Co. 3.734% 2024	6,270	6,769
Biogen Inc. 3.625% 2022	19,850	21,103
Biogen Inc. 4.05% 2025	37,716	40,695
Boston Scientific Corp. 3.375% 2022	38,500	39,991
Boston Scientific Corp. 3.85% 2025	57,300	60,752
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	2,009
Celgene Corp. 3.55% 2022	10,770	11,300
Celgene Corp. 3.625% 2024	32,655	34,080
Celgene Corp. 3.875% 2025	38,540	41,206
Celgene Corp. 4.625% 2044	2,400	2,483
Celgene Corp. 5.00% 2045	10,000	11,064
DENTSPLY International Inc. 2.75% 2016	9,830	9,848
EMD Finance LLC 2.40% 2020[3]	24,900	25,263
EMD Finance LLC 2.95% 2022[3]	12,850	13,184
EMD Finance LLC 3.25% 2025[3]	50,700	52,072
Gilead Sciences, Inc. 3.05% 2016	11,425	11,523
Gilead Sciences, Inc. 2.35% 2020	10,000	10,264
American Balanced Fund — Page 10 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana Inc. 3.15% 2022	$20,000	$20,567
Johnson & Johnson 2.45% 2026	9,485	9,821
Laboratory Corporation of America Holdings 3.20% 2022	7,240	7,499
Medtronic, Inc. 3.50% 2025	19,000	20,746
Medtronic, Inc. 4.375% 2035	7,222	8,160
Medtronic, Inc. 4.625% 2045	8,220	9,697
Pfizer Inc. 7.20% 2039	485	740
Roche Holdings, Inc. 2.875% 2021[3]	22,000	23,420
Roche Holdings, Inc. 3.00% 2025[3]	19,000	20,246
St. Jude Medical, Inc. 2.80% 2020	13,870	14,314
Stryker Corp. 2.625% 2021	5,200	5,381
Thermo Fisher Scientific Inc. 2.40% 2019	10,000	10,180
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,948
UnitedHealth Group Inc. 1.40% 2017	10,000	10,056
UnitedHealth Group Inc. 6.00% 2017	20,170	21,122
UnitedHealth Group Inc. 6.00% 2018	35,000	37,750
UnitedHealth Group Inc. 2.125% 2021	26,195	26,709
UnitedHealth Group Inc. 3.35% 2022	15,405	16,514
WellPoint, Inc. 2.25% 2019	15,500	15,650
Zimmer Holdings, Inc. 2.70% 2020	12,915	13,084
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,413
Zimmer Holdings, Inc. 4.25% 2035	5,270	5,303
Zimmer Holdings, Inc. 4.45% 2045	25,000	25,563
		1,546,967
Energy 1.52%
Anadarko Petroleum Corp. 4.85% 2021	24,635	26,158
Anadarko Petroleum Corp. 5.55% 2026	5,895	6,525
Anadarko Petroleum Corp. 6.45% 2036	685	785
Anadarko Petroleum Corp. 6.60% 2046	16,735	20,292
APT Pipelines Ltd. 4.20% 2025[3]	27,300	28,064
BG Energy Capital PLC 2.875% 2016[3]	8,325	8,355
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,271
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,701
Cenovus Energy Inc. 3.00% 2022	2,000	1,828
Cenovus Energy Inc. 3.80% 2023	20,710	19,271
Chevron Corp. 2.10% 2021	32,000	32,657
Chevron Corp. 2.566% 2023	22,000	22,492
Chevron Corp. 3.326% 2025	13,700	14,667
Chevron Corp. 2.954% 2026	6,700	6,927
ConocoPhillips 4.20% 2021	34,295	37,080
Devon Energy Corp. 2.25% 2018	12,060	11,982
Devon Energy Corp. 5.00% 2045	17,340	16,246
Diamond Offshore Drilling, Inc. 4.875% 2043	36,530	26,124
Ecopetrol SA 5.375% 2026	13,385	13,050
Enbridge Energy Partners, LP 9.875% 2019	11,250	12,907
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,161
Enbridge Energy Partners, LP 4.20% 2021	300	308
Enbridge Energy Partners, LP 5.875% 2025	48,445	53,695
Enbridge Energy Partners, LP 5.50% 2040	15,000	14,749
Enbridge Energy Partners, LP 7.375% 2045	19,575	23,951
Enbridge Energy Partners, LP, Series B, 6.50% 2018	17,370	18,429
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,457
Enbridge Inc. 5.60% 2017	10,000	10,290
American Balanced Fund — Page 11 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Inc. 4.00% 2023	$37,000	$36,803
Energy Transfer Partners, LP 4.15% 2020	11,500	11,684
Energy Transfer Partners, LP 4.75% 2026	16,100	16,650
Energy Transfer Partners, LP 6.125% 2045	14,990	15,606
EnLink Midstream Partners, LP 4.40% 2024	16,245	15,270
EnLink Midstream Partners, LP 4.15% 2025	37,740	34,861
EnLink Midstream Partners, LP 5.05% 2045	9,405	7,716
Enterprise Products Operating LLC 5.20% 2020	6,355	7,157
Enterprise Products Operating LLC 2.85% 2021	21,135	21,863
Enterprise Products Operating LLC 3.90% 2024	16,545	17,546
Enterprise Products Operating LLC 3.95% 2027	550	585
Enterprise Products Operating LLC 4.90% 2046	8,405	9,097
EOG Resources, Inc. 4.15% 2026	10,220	11,271
Exxon Mobil Corp. 2.222% 2021	18,000	18,573
Exxon Mobil Corp. 2.726% 2023	21,000	21,955
Halliburton Co. 3.80% 2025	44,890	46,752
Halliburton Co. 5.00% 2045	32,870	35,977
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	18,421
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	20,004
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,008
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	3,997
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,023
Kinder Morgan Energy Partners, LP 4.25% 2024	10,545	10,699
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	13,015
Kinder Morgan Energy Partners, LP 5.50% 2044	4,571	4,592
Kinder Morgan Finance Co. 5.05% 2046	13,241	12,641
Kinder Morgan, Inc. 3.05% 2019	17,150	17,343
Kinder Morgan, Inc. 4.30% 2025	19,285	19,791
Kinder Morgan, Inc. 5.30% 2034	8,205	8,047
Kinder Morgan, Inc. 5.55% 2045	11,835	12,071
Noble Corp. PLC 6.95% 2025	8,745	6,996
Petróleos Mexicanos 6.375% 2021[3]	12,110	13,197
Petróleos Mexicanos 3.50% 2023	22,000	20,894
Petróleos Mexicanos 6.875% 2026[3]	11,350	12,718
Petróleos Mexicanos 5.50% 2044	6,800	6,178
Petróleos Mexicanos 5.625% 2046	25,290	23,147
Phillips 66 Partners LP 3.605% 2025	5,380	5,299
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,919
Pioneer Natural Resources Co. 4.45% 2026	6,370	6,957
Schlumberger BV 3.00% 2020[3]	14,535	15,170
Schlumberger BV 3.625% 2022[3]	29,365	31,094
Schlumberger BV 4.00% 2025[3]	25,565	27,559
Shell International Finance BV 2.25% 2020	49,450	50,791
Shell International Finance BV 1.875% 2021	46,355	46,679
Shell International Finance BV 2.875% 2026	11,500	11,705
Shell International Finance BV 4.00% 2046	21,500	22,002
Spectra Energy Partners, LP 4.75% 2024	7,030	7,742
Statoil ASA 3.125% 2017	16,500	16,897
Statoil ASA 2.75% 2021	5,395	5,646
Statoil ASA 3.25% 2024	1,690	1,788
Statoil ASA 4.25% 2041	6,000	6,335
StatoilHydro ASA 1.80% 2016	16,000	16,062
TC PipeLines, LP 4.375% 2025	20,235	19,966
TransCanada PipeLines Ltd. 5.00% 2043	12,000	13,481
American Balanced Fund — Page 12 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	$6,410	$5,929
Western Gas Partners LP 3.95% 2025	3,730	3,570
Western Gas Partners LP 4.65% 2026	825	835
Williams Partners LP 4.50% 2023	12,400	11,916
Williams Partners LP 4.30% 2024	16,170	15,242
Williams Partners LP 3.90% 2025	12,000	10,932
Williams Partners LP 4.00% 2025	4,800	4,413
Williams Partners LP 5.10% 2045	13,795	11,880
Woodside Petroleum Ltd. 3.65% 2025[3]	12,400	12,140
		1,436,519
Consumer staples 0.98%
Altria Group, Inc. 9.25% 2019	5,067	6,251
Altria Group, Inc. 2.625% 2020	14,760	15,358
Altria Group, Inc. 2.95% 2023	12,000	12,598
Altria Group, Inc. 4.00% 2024	7,400	8,296
Altria Group, Inc. 9.95% 2038	13,500	24,372
Altria Group, Inc. 4.50% 2043	13,700	15,538
Altria Group, Inc. 5.375% 2044	6,825	8,791
Anheuser-Busch InBev NV 7.75% 2019	20,000	23,152
Anheuser-Busch InBev NV 3.30% 2023	22,345	23,543
Anheuser-Busch InBev NV 3.65% 2026	42,920	46,029
British American Tobacco International Finance PLC 2.125% 2017[3]	16,000	16,137
British American Tobacco International Finance PLC 9.50% 2018[3]	11,955	14,147
British American Tobacco International Finance PLC 3.50% 2022[3]	17,905	19,228
British American Tobacco International Finance PLC 3.95% 2025[3]	16,500	18,393
Coca-Cola Co. 1.80% 2016	17,500	17,532
Imperial Tobacco Finance PLC 2.05% 2018[3]	16,000	16,149
Imperial Tobacco Finance PLC 3.50% 2023[3]	17,000	17,632
Kraft Foods Inc. 2.25% 2017	4,725	4,770
Kraft Foods Inc. 3.50% 2022	23,285	24,800
Kraft Heinz Co. 4.375% 2046[3]	26,760	28,439
Kroger Co. 2.60% 2021	6,100	6,342
Kroger Co. 3.50% 2026	16,135	17,430
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,824
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,668
Molson Coors Brewing Co. 1.45% 2019	7,465	7,483
Molson Coors Brewing Co. 2.10% 2021	11,385	11,434
Molson Coors Brewing Co. 3.00% 2026	17,755	17,785
Molson Coors Brewing Co. 4.20% 2046	10,475	10,572
PepsiCo, Inc. 7.90% 2018	15,000	17,355
Pernod Ricard SA 2.95% 2017[3]	35,500	35,799
Pernod Ricard SA 4.45% 2022[3]	9,600	10,592
Philip Morris International Inc. 1.875% 2021	25,020	25,336
Philip Morris International Inc. 3.25% 2024	24,300	26,070
Philip Morris International Inc. 3.375% 2025	34,830	37,729
Philip Morris International Inc. 2.75% 2026	5,750	5,940
Philip Morris International Inc. 4.25% 2044	17,085	18,827
Reynolds American Inc. 2.30% 2018	5,900	5,998
Reynolds American Inc. 3.25% 2022	11,420	11,986
Reynolds American Inc. 4.00% 2022	6,695	7,287
Reynolds American Inc. 4.85% 2023	12,000	13,727
Reynolds American Inc. 4.45% 2025	34,365	38,466
Reynolds American Inc. 5.70% 2035	1,555	1,899
American Balanced Fund — Page 13 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 6.15% 2043	$1,975	$2,591
Reynolds American Inc. 5.85% 2045	32,595	41,837
SABMiller Holdings Inc. 2.45% 2017[3]	20,245	20,381
SABMiller Holdings Inc. 2.20% 2018[3]	18,700	19,013
The JM Smucker Co. 3.00% 2022	4,985	5,242
The JM Smucker Co. 3.50% 2025	21,040	22,774
The JM Smucker Co. 4.375% 2045	12,885	14,074
Walgreens Boots Alliance, Inc. 2.60% 2021	23,146	23,554
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	21,000
Walgreens Boots Alliance, Inc. 3.45% 2026	17,660	18,193
Wal-Mart Stores, Inc. 3.30% 2024	12,295	13,488
WM. Wrigley Jr. Co 3.375% 2020[3]	22,500	24,025
		925,876
Utilities 0.92%
Ameren Corp. 3.65% 2026	1,410	1,524
American Electric Power Co. 2.95% 2022	13,694	14,278
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	14,026
CMS Energy Corp. 8.75% 2019	5,797	6,992
CMS Energy Corp. 5.05% 2022	9,215	10,549
CMS Energy Corp. 3.875% 2024	14,310	15,594
CMS Energy Corp. 3.60% 2025	1,595	1,698
Commonwealth Edison Company 2.55% 2026	16,785	17,096
Commonwealth Edison Company 4.35% 2045	8,345	9,513
Consumers Energy Co. 3.375% 2023	1,435	1,533
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	10,520	11,167
Dominion Gas Holdings LLC 2.50% 2019	17,885	18,308
Dominion Gas Holdings LLC 2.80% 2020	7,275	7,526
Dominion Gas Holdings LLC 3.60% 2024	9,081	9,621
Dominion Resources, Inc. 2.962% 2019	11,040	11,247
Dominion Resources, Inc. 4.104% 2021	26,180	27,737
Duke Energy Carolinas, Inc. 2.50% 2023	2,700	2,798
Duke Energy Corp. 3.75% 2024	46,045	49,545
Duke Energy Progress Inc. 4.15% 2044	26,190	28,935
E.ON International Finance BV 5.80% 2018[3]	24,450	26,217
Electricité de France SA 2.35% 2020[3]	4,600	4,704
Electricité de France SA 6.95% 2039[3]	9,000	12,040
Emera Inc. 6.75% 2076	11,600	11,784
Emera US Finance LP 2.15% 2019[3]	9,165	9,277
Emera US Finance LP 2.70% 2021[3]	11,940	12,216
Emera US Finance LP 3.55% 2026[3]	17,715	18,128
Entergy Corp. 4.70% 2017	9,600	9,736
Eversource Energy 2.50% 2021	10,200	10,505
Eversource Energy 2.70% 2026	4,085	4,183
Exelon Corp. 2.85% 2020	15,000	15,489
Exelon Corp. 3.40% 2026	2,840	2,976
Exelon Corp. 4.45% 2046	12,640	13,561
MidAmerican Energy Co. 2.40% 2019	5,500	5,687
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	16,492
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	21,898
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	10,213
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,398
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,766
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	13,625	14,064
American Balanced Fund — Page 14 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	$5,400	$5,623
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	15,500	16,737
Niagara Mohawk Power Corp. 3.508% 2024[3]	6,375	6,873
Northeast Utilities 1.60% 2018	10,000	10,064
Northeast Utilities 3.15% 2025	8,845	9,246
Northern States Power Co. 4.125% 2044	18,000	20,217
NV Energy, Inc 6.25% 2020	10,168	12,051
Ohio Power Co., Series G, 6.60% 2033	165	213
Pacific Gas and Electric Co. 3.25% 2023	6,742	7,202
Pacific Gas and Electric Co. 3.85% 2023	21,430	23,535
Pacific Gas and Electric Co. 3.40% 2024	3,369	3,615
Pacific Gas and Electric Co. 3.75% 2024	20,000	21,920
Pacific Gas and Electric Co. 2.95% 2026	11,205	11,699
Pacific Gas and Electric Co. 4.75% 2044	4,930	5,852
Pacific Gas and Electric Co. 4.30% 2045	3,170	3,572
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,697
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	20,245
PacifiCorp. 3.35% 2025	7,800	8,447
PG&E Corp. 2.40% 2019	9,380	9,570
PPL Capital Funding, Inc. 3.10% 2026	2,950	2,990
Public Service Electric and Gas Co., 1.90% 2021	6,810	6,932
Public Service Electric and Gas Co., 2.375% 2023	2,075	2,123
Public Service Electric and Gas Co., 3.05% 2024	13,425	14,297
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,750	6,705
Puget Sound Energy, Inc., First Lien, 6.00% 2021	13,200	15,382
Puget Sound Energy, Inc., First Lien, 5.625% 2022	14,950	17,092
Puget Sound Energy Inc. 3.65% 2025	9,400	9,675
Sierra Pacific Power Co. 2.60% 2026[3]	8,000	8,155
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	15,193
Southern California Edison Co. 1.845% 2022[6]	13,221	13,143
Tampa Electric Co. 4.35% 2044	11,410	12,538
Teco Finance, Inc. 5.15% 2020	5,627	6,257
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,6]	801	833
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,473
Xcel Energy Inc. 4.70% 2020	4,845	5,359
Xcel Energy Inc. 3.30% 2025	5,795	6,126
		862,672
Telecommunication services 0.43%
AT&T Inc. 2.40% 2016	18,000	18,029
AT&T Inc. 1.051% 2017[5]	8,000	8,005
AT&T Inc. 2.80% 2021	54,500	55,984
AT&T Inc. 3.00% 2022	30,000	30,767
AT&T Inc. 3.60% 2023	18,400	19,288
AT&T Inc. 4.125% 2026	25,100	27,016
AT&T Inc. 4.50% 2035	21,760	22,305
AT&T Inc. 4.30% 2042	1,962	1,888
AT&T Inc. 4.35% 2045	9,691	9,435
AT&T Inc. 4.75% 2046	3,006	3,093
AT&T Inc. 5.65% 2047	1,838	2,111
British Telecommunications PLC 2.35% 2019	13,285	13,579
Deutsche Telekom International Finance BV 9.25% 2032	9,719	15,559
France Télécom 4.125% 2021	20,000	22,100
France Télécom 9.00% 2031	1,625	2,524
American Balanced Fund — Page 15 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Orange SA 2.75% 2019	$14,870	$15,333
Orange SA 5.50% 2044	14,000	17,703
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,409
Verizon Communications Inc. 2.183% 2016[5]	5,000	5,013
Verizon Communications Inc. 3.00% 2021	5,674	5,957
Verizon Communications Inc. 4.272% 2036	66,849	68,563
Verizon Communications Inc. 6.25% 2037	20,000	25,068
		404,729
Information technology 0.40%
Apple Inc. 2.25% 2021	23,000	23,682
Apple Inc. 3.25% 2026	20,190	21,479
Dell Inc. 4.42% 2021[3]	50,695	52,161
Harris Corp. 3.832% 2025	2,615	2,779
Harris Corp. 4.854% 2035	8,245	9,084
Intel Corp. 3.70% 2025	22,000	24,475
Intel Corp. 2.60% 2026	8,100	8,238
Intel Corp. 4.90% 2045	14,540	17,019
International Business Machines Corp. 1.95% 2016	35,000	35,021
International Business Machines Corp. 3.45% 2026	5,900	6,428
KLA-Tencor Corp. 4.65% 2024	10,000	10,932
Microsoft Corp. 3.125% 2025	10,000	10,720
Microsoft Corp. 4.20% 2035	18,000	20,260
Oracle Corp. 2.375% 2019	17,500	18,024
Oracle Corp. 2.80% 2021	6,100	6,408
Oracle Corp. 2.65% 2026	8,400	8,420
QUALCOMM Inc. 3.45% 2025	16,400	17,458
Visa Inc. 2.80% 2022	23,000	24,289
Visa Inc. 3.15% 2025	49,000	52,476
Visa Inc. 4.30% 2045	10,000	11,571
		380,924
Industrials 0.34%
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[6]	9,802	10,666
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	1,240	1,271
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	727	743
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	4,615	4,889
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	2,245	2,329
ERAC USA Finance Co. 2.80% 2018[3]	9,900	10,152
FedEx Corp. 4.75% 2045	65,685	73,552
Fortive Corp. 1.80% 2019[3]	8,000	8,057
Fortive Corp. 2.35% 2021[3]	6,505	6,609
General Electric Capital Corp. 2.342% 2020[3]	18,286	18,913
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,953
General Electric Co. 2.70% 2022	11,000	11,556
General Electric Co. 4.125% 2042	11,000	12,138
General Electric Corp. 5.25% 2017	11,000	11,664
Lockheed Martin Corp. 3.10% 2023	4,710	4,973
Lockheed Martin Corp. 3.55% 2026	48,050	52,526
Lockheed Martin Corp. 4.70% 2046	11,490	13,578
Southwest Airlines Co. 2.75% 2019	6,255	6,471
Union Pacific Corp. 5.70% 2018	11,150	12,212
United Technologies Corp. 3.10% 2022	30,000	32,008
American Balanced Fund — Page 16 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Management, Inc. 2.60% 2016	$8,890	$8,911
Waste Management, Inc. 2.90% 2022	15,000	15,727
		321,898
Materials 0.24%
Agrium Inc. 4.125% 2035	7,820	7,580
BHP Billiton Finance Ltd. 6.25% 2075[3]	3,175	3,351
BHP Billiton Finance Ltd. 6.75% 2075[3]	12,825	13,643
Chevron Phillips Chemical Company LLC 2.45% 2020[3]	16,880	16,918
CRH America, Inc. 3.875% 2025[3]	7,700	8,143
Eastman Chemical Co. 2.70% 2020	21,000	21,617
Eastman Chemical Co. 3.80% 2025	9,800	10,381
Ecolab Inc. 3.00% 2016	9,410	9,492
Ecolab Inc. 4.35% 2021	1,000	1,134
Ecolab Inc. 3.25% 2023	12,470	13,113
Ecolab Inc. 5.50% 2041	1,500	1,886
Georgia-Pacific Corp. 2.539% 2019[3]	21,000	21,523
Holcim Ltd. 5.15% 2023[3]	12,500	13,927
International Paper Co. 3.65% 2024	8,500	9,007
International Paper Co. 7.30% 2039	8,425	11,118
Monsanto Co. 3.375% 2024	10,000	10,324
Monsanto Co. 4.40% 2044	13,090	12,925
Mosaic Co. 5.625% 2043	4,000	4,455
Packaging Corp. of America 4.50% 2023	610	664
Praxair, Inc. 1.05% 2017	16,000	16,016
Praxair, Inc. 2.25% 2020	12,034	12,477
Rohm and Haas Co. 6.00% 2017	5,003	5,271
		224,965
Total corporate bonds & notes		10,627,190
Mortgage-backed obligations 6.98%
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,6]	750	754
Aventura Mall Trust, Series A, 3.867% 2032[3,5,6]	9,200	9,961
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[5,6]	959	958
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.723% 2049[5,6]	9,766	9,930
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.80% 2049[5,6]	4,100	4,224
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.000% 2051[5,6]	1,250	1,303
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.436% 2051[5,6]	21,625	22,766
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[3,6]	11,150	11,841
Bank of Nova Scotia 2.15% 2016[3,6]	350	350
Bank of Nova Scotia 1.75% 2017[3,6]	65,625	66,015
Bank of Nova Scotia 2.125% 2019[6]	16,225	16,653
Barclays Bank PLC 2.25% 2017[3,6]	2,850	2,882
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[5,6]	1,690	1,753
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[5,6]	9,094	9,400
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[5,6]	6,425	6,719
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.946% 2025[2,3,5,6]	16,765	16,639
Caisse Centrale Desjardins 1.60% 2017[3,6]	600	603
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.87% 2033[5,6]	2,194	2,208
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[6]	3,370	3,536
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[6]	4,458	4,467
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[6]	8,043	8,056
COMM Mortgage Trust, Series 2014-277P, Class A, 3.732% 2049[3,5,6]	31,500	34,400
American Balanced Fund — Page 17 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[3,6]	$9,700	$10,250
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[6]	16,982	17,173
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 6.007% 2049[5,6]	874	904
Commercial Mortgage Trust, Series 2015-PC1, Class A-5, 3.902% 2050[6]	15,265	16,827
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[6]	19,241	20,975
Commonwealth Bank of Australia 2.25% 2017[3,6]	675	681
Commonwealth Bank of Australia 1.875% 2018[3,6]	5,700	5,782
Commonwealth Bank of Australia 2.00% 2019[3,6]	23,500	23,877
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.453% 2023[3,5,6]	480	483
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 2.053% 2024[3,5,6]	1,132	1,138
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.953% 2025[5,6]	1,347	1,351
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	36,245	38,156
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,6]	800	803
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[6]	594	655
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[6]	398	430
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[6]	558	597
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[6]	916	972
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[6]	2,687	2,743
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.889% 2039[5,6]	14,190	14,489
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[5,6]	13,539	14,004
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 2048[6]	5,600	6,084
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,6]	244	246
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,6]	9,500	10,653
DNB ASA 1.45% 2019[3,6]	925	930
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.298% 2031[3,5,6]	9,329	9,244
Fannie Mae 11.00% 2018[6]	8	8
Fannie Mae 4.50% 2025[6]	4,256	4,583
Fannie Mae 4.50% 2025[6]	3,535	3,772
Fannie Mae 2.50% 2027[6]	27,059	28,102
Fannie Mae 2.50% 2027[6]	25,567	26,540
Fannie Mae 2.50% 2027[6]	1,746	1,813
Fannie Mae 2.50% 2027[6]	1,707	1,774
Fannie Mae 2.50% 2027[6]	1,308	1,358
Fannie Mae 2.50% 2027[6]	965	1,002
Fannie Mae 2.50% 2027[6]	810	841
Fannie Mae 2.50% 2027[6]	787	817
Fannie Mae 2.50% 2028[6]	20,384	21,224
Fannie Mae 2.50% 2028[6]	4,824	5,023
Fannie Mae 2.50% 2028[6]	2,563	2,660
Fannie Mae 2.50% 2028[6]	2,312	2,400
Fannie Mae 2.50% 2028[6]	2,128	2,209
Fannie Mae 2.50% 2028[6]	1,406	1,459
Fannie Mae 2.50% 2028[6]	893	927
Fannie Mae 2.50% 2028[6]	700	727
Fannie Mae 2.50% 2028[6]	337	349
Fannie Mae 2.50% 2031[6,7]	530,225	547,789
Fannie Mae 3.00% 2031[6,7]	250,000	261,870
Fannie Mae 5.50% 2033[6]	3,160	3,584
Fannie Mae 5.50% 2033[6]	2,861	3,246
Fannie Mae 5.50% 2033[6]	320	362
Fannie Mae 4.50% 2034[6]	11,051	12,116
Fannie Mae 3.00% 2035[6]	37,410	39,351
Fannie Mae 3.00% 2035[6]	33,467	35,098
Fannie Mae 3.00% 2035[6]	26,420	27,717
American Balanced Fund — Page 18 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2035[6]	$73,652	$78,295
Fannie Mae 3.50% 2035[6]	58,281	61,802
Fannie Mae 3.50% 2035[6]	44,991	47,842
Fannie Mae 3.50% 2035[6]	38,711	41,142
Fannie Mae 3.50% 2035[6]	32,978	35,067
Fannie Mae 3.50% 2035[6]	11,716	12,455
Fannie Mae 3.50% 2035[6]	603	643
Fannie Mae 5.00% 2035[6]	1,122	1,251
Fannie Mae 5.50% 2035[6]	1,313	1,489
Fannie Mae 5.50% 2035[6]	749	853
Fannie Mae 6.50% 2035[6]	2,828	3,376
Fannie Mae 5.50% 2036[6]	276	314
Fannie Mae 5.50% 2036[6]	230	261
Fannie Mae 6.00% 2036[6]	869	1,000
Fannie Mae 6.00% 2037[6]	10,513	12,099
Fannie Mae 6.50% 2037[6]	2,071	2,399
Fannie Mae 6.50% 2037[6]	1,903	2,130
Fannie Mae 6.50% 2037[6]	1,083	1,247
Fannie Mae 7.00% 2037[6]	474	529
Fannie Mae 7.00% 2037[6]	414	463
Fannie Mae 7.00% 2037[6]	311	348
Fannie Mae 5.50% 2038[6]	567	638
Fannie Mae 6.50% 2038[6]	2,993	3,465
Fannie Mae 5.50% 2039[6]	88	99
Fannie Mae 6.00% 2039[6]	14,098	16,142
Fannie Mae 4.00% 2040[6]	3,693	4,041
Fannie Mae 4.50% 2040[6]	17,280	18,904
Fannie Mae 4.50% 2040[6]	14,211	15,585
Fannie Mae 4.50% 2040[6]	11,235	12,319
Fannie Mae 5.00% 2040[6]	12,883	14,347
Fannie Mae 5.00% 2040[6]	2,863	3,202
Fannie Mae 5.00% 2040[6]	1,621	1,806
Fannie Mae 5.00% 2040[6]	1,309	1,458
Fannie Mae 4.00% 2041[6]	13,101	14,297
Fannie Mae 4.00% 2041[6]	10,096	11,019
Fannie Mae 4.00% 2041[6]	9,867	10,616
Fannie Mae 4.00% 2041[6]	6,088	6,662
Fannie Mae 4.00% 2041[6]	3,827	4,188
Fannie Mae 4.00% 2041[6]	2,881	3,153
Fannie Mae 4.00% 2041[6]	1,934	2,123
Fannie Mae 4.50% 2041[6]	8,552	9,380
Fannie Mae 5.00% 2041[6]	2,528	2,817
Fannie Mae 5.00% 2041[6]	2,178	2,428
Fannie Mae 5.00% 2041[6]	1,837	2,040
Fannie Mae 5.00% 2041[6]	1,769	1,971
Fannie Mae 5.00% 2041[6]	1,660	1,843
Fannie Mae 5.00% 2041[6]	1,633	1,815
Fannie Mae 5.00% 2041[6]	1,192	1,329
Fannie Mae 5.00% 2041[6]	918	1,024
Fannie Mae 5.00% 2041[6]	586	655
Fannie Mae 5.00% 2041[6]	581	648
Fannie Mae 5.00% 2041[6]	482	537
Fannie Mae 5.00% 2041[6]	291	325
Fannie Mae 5.00% 2041[6]	270	301
Fannie Mae 5.00% 2041[6]	171	191
American Balanced Fund — Page 19 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[6]	$142	$158
Fannie Mae 5.00% 2041[6]	114	128
Fannie Mae 5.00% 2041[6]	42	47
Fannie Mae 5.00% 2041[6]	39	43
Fannie Mae 5.00% 2041[6]	30	33
Fannie Mae 3.50% 2042[6]	23,069	24,422
Fannie Mae 4.00% 2042[6]	29,549	32,339
Fannie Mae 4.00% 2042[6]	15,223	16,618
Fannie Mae 4.00% 2042[6]	9,963	10,899
Fannie Mae 4.00% 2042[6]	9,684	10,597
Fannie Mae 4.00% 2042[6]	7,975	8,705
Fannie Mae 4.00% 2042[6]	3,352	3,639
Fannie Mae 4.00% 2042[6]	2,509	2,723
Fannie Mae 5.00% 2042[6]	257	285
Fannie Mae 3.00% 2043[6]	32,094	33,385
Fannie Mae 3.00% 2043[6]	31,659	32,932
Fannie Mae 3.00% 2043[6]	18,599	19,350
Fannie Mae 3.00% 2043[6]	18,066	18,793
Fannie Mae 3.00% 2043[6]	17,227	17,920
Fannie Mae 3.00% 2043[6]	14,782	15,376
Fannie Mae 3.00% 2043[6]	14,103	14,670
Fannie Mae 3.00% 2043[6]	13,984	14,544
Fannie Mae 3.00% 2043[6]	11,661	12,127
Fannie Mae 3.00% 2043[6]	9,722	10,114
Fannie Mae 3.00% 2043[6]	7,316	7,610
Fannie Mae 3.00% 2043[6]	4,121	4,286
Fannie Mae 3.00% 2043[6]	4,086	4,251
Fannie Mae 3.00% 2043[6]	4,006	4,167
Fannie Mae 3.00% 2043[6]	3,965	4,124
Fannie Mae 3.50% 2043[6]	33,175	35,017
Fannie Mae 3.50% 2043[6]	21,734	22,986
Fannie Mae 3.50% 2043[6]	15,724	16,630
Fannie Mae 3.50% 2043[6]	5,746	6,077
Fannie Mae 3.50% 2043[6]	2,682	2,844
Fannie Mae 3.50% 2043[6]	1,808	1,912
Fannie Mae 4.00% 2043[6]	15,090	16,493
Fannie Mae 4.00% 2043[6]	9,078	9,886
Fannie Mae 4.00% 2043[6]	4,177	4,520
Fannie Mae 4.00% 2043[6]	2,849	3,117
Fannie Mae 4.00% 2043[6]	2,833	3,100
Fannie Mae 4.00% 2043[6]	975	1,068
Fannie Mae 4.00% 2043[6]	593	651
Fannie Mae 4.00% 2043[6]	547	598
Fannie Mae 4.00% 2043[6]	508	556
Fannie Mae 4.00% 2043[6]	450	494
Fannie Mae 4.00% 2043[6]	381	416
Fannie Mae 4.50% 2043[6]	17,086	18,706
Fannie Mae 4.50% 2043[6]	10,920	11,924
Fannie Mae 3.50% 2044[6]	21,795	23,005
Fannie Mae 3.50% 2044[6]	20,948	22,110
Fannie Mae 3.50% 2044[6]	2,109	2,227
Fannie Mae 3.50% 2045[6]	23,318	24,941
Fannie Mae 4.00% 2045[6]	88,064	95,986
Fannie Mae 4.00% 2045[6]	80,886	88,193
Fannie Mae 4.00% 2045[6]	68,212	73,489
American Balanced Fund — Page 20 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2045[6]	$43,810	$47,795
Fannie Mae 4.00% 2045[6]	39,294	42,882
Fannie Mae 4.00% 2045[6]	25,785	28,144
Fannie Mae 4.00% 2045[6]	18,790	20,508
Fannie Mae 4.00% 2045[6]	16,431	17,702
Fannie Mae 3.00% 2046[6,7]	2,230	2,314
Fannie Mae 3.50% 2046[6]	30,735	32,680
Fannie Mae 4.00% 2046[6]	137,673	147,982
Fannie Mae 4.00% 2046[6,7]	22,958	24,612
Fannie Mae 4.00% 2046[6,7]	7,792	8,346
Fannie Mae 4.00% 2046[6]	5,063	5,496
Fannie Mae 4.50% 2046[6,7]	16,630	18,154
Fannie Mae 4.50% 2046[6]	15,982	17,608
Fannie Mae 4.50% 2046[6]	3,205	3,531
Fannie Mae 6.50% 2047[6]	262	298
Fannie Mae 6.50% 2047[6]	120	137
Fannie Mae 6.50% 2047[6]	81	92
Fannie Mae 7.00% 2047[6]	239	276
Fannie Mae 7.00% 2047[6]	129	149
Fannie Mae 7.00% 2047[6]	105	122
Fannie Mae 7.00% 2047[6]	89	103
Fannie Mae 7.00% 2047[6]	11	12
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.75% 2017[5,6]	7,869	7,874
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[6]	11,920	11,998
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[6]	21,843	22,722
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[6]	14,000	14,729
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[5,6]	19,245	21,067
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.411% 2023[5,6]	16,000	17,357
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[5,6]	16,585	18,454
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[5,6]	16,865	18,177
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[5,6]	18,000	19,880
Fannie Mae, Series 2001-4, Class NA, 9.696% 2025[5,6]	7	8
Fannie Mae, Series 2001-20, Class D, 11.003% 2031[5,6]	1	1
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[6]	1,312	1,187
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[6]	252	298
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	168	196
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[6]	321	379
Fannie Mae, Series 2002-W1, Class 2A, 6.233% 2042[5,6]	349	415
Freddie Mac 5.00% 2023[6]	2,851	3,089
Freddie Mac 5.00% 2023[6]	2,047	2,217
Freddie Mac 5.00% 2023[6]	1,177	1,275
Freddie Mac 5.00% 2023[6]	591	641
Freddie Mac 5.00% 2023[6]	553	599
Freddie Mac 5.00% 2023[6]	410	444
Freddie Mac 5.00% 2024[6]	3,764	4,055
Freddie Mac 6.50% 2027[6]	582	670
Freddie Mac 6.50% 2027[6]	299	345
Freddie Mac 6.50% 2027[6]	88	102
Freddie Mac 6.50% 2028[6]	349	404
Freddie Mac 3.00% 2034[6]	60,260	63,363
Freddie Mac 3.50% 2034[6]	62,207	66,415
Freddie Mac 3.00% 2035[6]	17,684	18,596
Freddie Mac 3.00% 2035[6]	3,707	3,898
Freddie Mac 3.00% 2035[6]	3,649	3,827
Freddie Mac 3.50% 2035[6]	56,421	60,097
American Balanced Fund — Page 21 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2035[6]	$49,727	$52,952
Freddie Mac 3.50% 2035[6]	36,939	39,336
Freddie Mac 3.50% 2035[6]	36,922	39,325
Freddie Mac 3.50% 2035[6]	25,273	26,921
Freddie Mac 3.50% 2035[6]	12,411	13,217
Freddie Mac 3.50% 2035[6]	12,014	12,798
Freddie Mac 3.50% 2035[6]	9,764	10,401
Freddie Mac 5.50% 2037[6]	358	403
Freddie Mac 5.50% 2037[6]	70	78
Freddie Mac 5.50% 2038[6]	245	275
Freddie Mac 5.50% 2038[6]	95	107
Freddie Mac 6.00% 2038[6]	1,569	1,787
Freddie Mac 6.00% 2038[6]	228	261
Freddie Mac 5.50% 2039[6]	363	410
Freddie Mac 2.725% 2040[5,6]	76	80
Freddie Mac 4.50% 2040[6]	13,274	14,564
Freddie Mac 4.50% 2040[6]	734	806
Freddie Mac 4.50% 2041[6]	2,025	2,224
Freddie Mac 4.50% 2041[6]	1,683	1,850
Freddie Mac 4.50% 2041[6]	763	838
Freddie Mac 4.50% 2041[6]	542	594
Freddie Mac 4.50% 2041[6]	370	406
Freddie Mac 4.50% 2041[6]	116	126
Freddie Mac 5.00% 2041[6]	658	728
Freddie Mac 3.50% 2042[6]	1,961	2,071
Freddie Mac 4.00% 2042[6]	16,686	18,097
Freddie Mac 3.50% 2043[6]	1,649	1,742
Freddie Mac 4.00% 2043[6]	2,521	2,749
Freddie Mac 4.00% 2043[6]	1,045	1,140
Freddie Mac 4.00% 2043[6]	983	1,072
Freddie Mac 4.00% 2043[6]	771	844
Freddie Mac 4.00% 2043[6]	486	535
Freddie Mac 3.50% 2044[6]	37,018	39,082
Freddie Mac 4.00% 2044[6]	7,681	8,379
Freddie Mac 3.50% 2045[6]	44,236	47,370
Freddie Mac 4.00% 2045[6]	91,220	99,408
Freddie Mac 4.00% 2045[6]	42,494	46,490
Freddie Mac 4.00% 2045[6]	24,519	26,850
Freddie Mac 4.00% 2045[6]	14,088	15,358
Freddie Mac 3.50% 2046[6]	135,000	142,723
Freddie Mac 3.50% 2046[6]	132,787	140,120
Freddie Mac 3.50% 2046[6]	47,698	50,332
Freddie Mac 4.00% 2046[6]	245,345	262,849
Freddie Mac 4.00% 2046[6,7]	86,100	92,155
Freddie Mac 4.00% 2046[6]	11,191	12,135
Freddie Mac 4.00% 2046[6]	2,527	2,739
Freddie Mac 4.50% 2046[6]	2,935	3,232
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[6]	7,560	8,119
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[6]	2,797	2,829
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[6]	16,000	16,551
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[6]	16,555	17,246
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[6]	15,904	16,844
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[6]	23,000	24,829
Freddie Mac, Series 2013-DN2, Class M-1, 1.903% 2023[5,6]	5,701	5,731
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[6]	1,075	1,109
American Balanced Fund — Page 22 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[6]	$7,639	$7,956
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[5,6]	16,500	18,367
Freddie Mac, Series 2013-DN1, Class M-1, 3.853% 2023[5,6]	7,550	7,715
Freddie Mac, Series 2014-DN2, Class M-1, 1.303% 2024[5,6]	1,515	1,516
Freddie Mac, Series 2014-DN1, Class M-1, 1.453% 2024[5,6]	4,689	4,697
Freddie Mac, Series 2014-HQ2, Class M-1, 1.903% 2024[5,6]	10,102	10,155
Freddie Mac, Series 2014-DN2, Class M-2, 2.103% 2024[5,6]	11,535	11,563
Freddie Mac, Series 2014-HQ1, Class M-1, 2.103% 2024[5,6]	3,916	3,930
Freddie Mac, Series 2014-HQ3, Class M-1, 2.103% 2024[5,6]	115	115
Freddie Mac, Series 2014-HQ2, Class M-2, 2.653% 2024[5,6]	21,320	21,347
Freddie Mac, Series 2014-DN4, Class M-2, 2.853% 2024[5,6]	5,600	5,647
Freddie Mac, Series 2014-HQ1, Class M-2, 2.953% 2024[5,6]	11,100	11,258
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[6]	36,400	39,462
Freddie Mac, Series 2015-HQ2, Class M-1, 1.553% 2025[5,6]	2,671	2,672
Freddie Mac, Series 2015-DN1, Class M-1, 1.703% 2025[5,6]	677	679
Freddie Mac, Series 2015-HQ2, Class M-2, 2.403% 2025[5,6]	11,200	11,119
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[6]	13,505	14,373
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[6]	20,000	22,109
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[5,6]	11,440	12,655
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[6]	30,000	31,413
Freddie Mac, Series K054, Class A2, multifamily 2.745% 2026[6]	18,900	19,925
Freddie Mac, Series 2015-HQA-2, Class M-1, 1.603% 2028[5,6]	2,669	2,671
Freddie Mac, Series T-041, Class 3-A, 6.625% 2032[5,6]	1,674	1,806
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	3,365	3,059
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	2,265	2,191
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	3,953	4,478
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[5,6]	2,925	2,923
Government National Mortgage Assn. 10.00% 2021[6]	82	91
Government National Mortgage Assn. 6.00% 2038[6]	9,303	10,668
Government National Mortgage Assn. 6.50% 2038[6]	4,716	5,482
Government National Mortgage Assn. 4.00% 2039[6]	1,996	2,146
Government National Mortgage Assn. 4.00% 2039[6]	1,765	1,898
Government National Mortgage Assn. 4.00% 2039[6]	1,139	1,225
Government National Mortgage Assn. 4.00% 2040[6]	14,531	15,881
Government National Mortgage Assn. 4.00% 2040[6]	10,649	11,564
Government National Mortgage Assn. 4.00% 2040[6]	3,357	3,622
Government National Mortgage Assn. 4.00% 2040[6]	3,053	3,336
Government National Mortgage Assn. 4.00% 2040[6]	2,988	3,255
Government National Mortgage Assn. 4.00% 2040[6]	1,710	1,841
Government National Mortgage Assn. 4.00% 2040[6]	1,655	1,786
Government National Mortgage Assn. 4.00% 2041[6]	22,557	24,329
Government National Mortgage Assn. 4.00% 2041[6]	2,753	2,961
Government National Mortgage Assn. 4.00% 2041[6]	1,670	1,800
Government National Mortgage Assn. 4.00% 2041[6]	345	372
Government National Mortgage Assn. 4.50% 2043[6]	3,130	3,364
Government National Mortgage Assn. 4.00% 2044[6]	232	248
Government National Mortgage Assn. 4.00% 2045[6]	49,537	52,967
Government National Mortgage Assn. 4.50% 2045[6]	102,851	110,455
Government National Mortgage Assn. 4.50% 2045[6]	94,144	101,104
Government National Mortgage Assn. 4.50% 2045[6]	62,540	67,531
Government National Mortgage Assn. 4.50% 2045[6]	44,563	47,857
Government National Mortgage Assn. 4.50% 2045[6]	43,954	47,194
Government National Mortgage Assn. 4.50% 2045[6]	27,558	29,617
Government National Mortgage Assn. 5.104% 2061[6]	1,490	1,574
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[6]	3,431	3,472
American Balanced Fund — Page 23 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[6]	$32,292	$32,592
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[6]	33,761	34,878
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039[6]	5,324	5,339
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[5,6]	3,000	3,088
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[6]	8,700	9,470
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[3,6]	14,110	14,181
Hilton USA Trust, Series 2013-HLF, Class BFX, 3.367% 2030[3,6]	4,325	4,350
Hilton USA Trust, Series 2013-HLF, Class CFX, 3.714% 2030[3,6]	1,250	1,258
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A, 5.811% 2043[5,6]	353	352
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814% 2043[5,6]	324	324
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.399% 2045[6]	3,376	3,372
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3A, Class A2, 3.673% 2046[3,6]	268	269
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336% 2047[6]	8,962	9,043
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[6]	15,596	15,557
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A, 5.431% 2047[5,6]	4,692	4,748
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A1A, 5.439% 2049[6]	5,018	5,108
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A, 5.887% 2049[5,6]	45,548	46,725
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.887% 2049[5,6]	32,028	32,752
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[6]	17,080	17,642
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 2051[5,6]	13,939	14,435
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	9,549	10,432
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.073% 2044[5,6]	6,258	6,485
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[6]	41,248	41,976
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[6]	27,909	28,311
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[5,6]	2,675	2,714
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[5,6]	24,060	24,821
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.363% 2045[5,6]	11,575	12,230
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.021% 2050[5,6]	8,000	8,179
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.071% 2049[5,6]	9,849	10,165
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[6]	4,000	4,335
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[6]	3,380	3,555
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-26, Class ASB, 3.323% 2048[6]	10,000	10,710
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[6]	4,500	4,834
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,6]	14,570	15,504
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[6]	20,464	20,607
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[6]	4,500	4,587
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.102% 2049[5,6]	17,347	18,003
National Australia Bank 2.00% 2017[3,6]	500	504
National Australia Bank 1.25% 2018[3,6]	14,120	14,153
National Australia Bank 2.00% 2019[3,6]	4,925	5,011
National Bank of Canada 2.20% 2016[3,6]	600	602
Nordea Eiendomskreditt AS 2.125% 2017[3,6]	700	702
Royal Bank of Canada 1.125% 2017[6]	1,000	1,000
Royal Bank of Canada 2.00% 2019[6]	3,550	3,601
Royal Bank of Canada 2.20% 2019[6]	37,700	38,719
Royal Bank of Canada 1.875% 2020[6]	18,000	18,250
Royal Bank of Canada 2.10% 2020[6]	5,000	5,105
Station Place Securitization Trust, Series 2016-1, Class A, 1.453% 2048[2,5,6]	16,000	16,000
Station Place Securitization Trust, Series 2016-3, Class A, 1.546% 2048[2,3,5,6]	39,000	39,000
Swedbank AB 2.125% 2016[3,6]	525	526
Swedbank AB 1.375% 2018[3,6]	925	930
Toronto-Dominion Bank 1.625% 2016[3,6]	400	401
Toronto-Dominion Bank 1.50% 2017[3,6]	65,000	65,266
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[6]	14,000	14,225
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[5,6]	1,777	1,776
American Balanced Fund — Page 24 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[6]	$10,000	$10,281
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.889% 2049[5,6]	31,635	32,610
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.147% 2051[5,6]	17,000	17,512
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[6]	3,030	3,162
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.880% 2035[5,6]	6,762	6,842
Westpac Banking Corp. 2.45% 2016[3,6]	575	579
Westpac Banking Corp. 1.25% 2017[3,6]	800	802
Westpac Banking Corp. 1.375% 2018[3,6]	3,325	3,341
Westpac Banking Corp. 1.85% 2018[3,6]	8,300	8,416
Westpac Banking Corp. 2.00% 2019[3,6]	28,300	28,889
Westpac Banking Corp. 2.25% 2020[3,6]	12,500	12,840
Westpac Banking Corp. 2.00% 2021[3,6]	10,825	10,923
		6,574,469
Asset-backed obligations 1.31%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,6]	16,535	16,955
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,6]	55,500	56,541
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,6]	18,500	18,706
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,6]	11,665	11,887
Ally Master Owner Trust, Series 2014-4, Class A1, 0.842% 2019[5,6]	10,000	9,990
Ally Master Owner Trust, Series 2014-1, Class A1, 0.912% 2019[5,6]	6,985	6,987
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[6]	7,675	7,686
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[6]	13,510	13,597
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[6]	1,939	1,938
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[6]	482	482
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[6]	6,300	6,298
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[6]	11,125	11,113
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[6]	8,705	8,709
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[6]	3,190	3,261
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,6]	621	620
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,6]	1,389	1,392
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,6]	16,741	16,743
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,6]	4,694	4,698
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[6]	19,600	19,723
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[6]	15,110	15,210
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[2,3,5,6]	5,494	5,367
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.528% 2021[2,3,5,6]	9,109	8,883
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[6]	12,600	12,620
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.885% 2026[3,5,6]	10,422	10,387
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,6]	1,328	1,329
Chrysler Capital Auto Receivables Trust, Series 2015-A-A, Class A-3, 1.22% 2019[3,6]	26,435	26,484
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,6]	4,150	4,162
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[3,6]	9,843	9,834
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[3,6]	3,271	3,272
Citi Held For Issuance, Series 2016-PM-1, Class A, 4.65% 2025[3,6]	2,883	2,922
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.601% 2020[5,6]	8,000	8,113
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[6]	16,725	17,253
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,6]	1,761	1,773
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,6]	1,835	1,834
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,6]	3,969	3,966
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,6]	2,022	2,021
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,6]	1,250	1,258
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,6]	10,350	10,436
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,6]	960	967
CWABS, Inc., Series 2004-BC1, Class M-1, 1.203% 2034[5,6]	2,349	2,271
American Balanced Fund — Page 25 of 31

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[6]	$7,595	$7,797
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[3,6]	3,014	3,022
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,6]	820	820
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,6]	6,000	6,016
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,6]	20,720	20,783
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,6]	7,910	7,924
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,6]	9,500	9,585
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,6]	20,790	21,074
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,6]	29,000	29,830
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,6]	5,572	5,577
Drivetime Auto Owner Trust, Series 2016-2-A, Class A, 1.73% 2019[3,6]	4,802	4,803
Drivetime Auto Owner Trust, Series 2016-1-A, Class C, 3.54% 2021[3,6]	2,730	2,760
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,6]	3,308	3,302
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[3,6]	5,000	5,001
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,6]	6,511	6,501
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,6]	14,006	13,992
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[6]	6,604	6,605
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[6]	4,335	4,336
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018[6]	3,898	3,899
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,6]	4,250	4,339
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,6]	19,800	20,175
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,6]	26,380	27,127
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,6]	50,000	50,327
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,6]	47,270	48,317
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,6]	51,470	52,924
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[6]	18,860	18,903
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[6]	14,390	14,590
Henderson Receivables LLC, Series 2006-4-A, Class A-1, 0.642% 2041[3,5,6]	5,186	5,026
Henderson Receivables LLC, Series 2006-3-A, Class A-1, 5.525% 2041[3,5,6]	4,277	4,085
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,6]	7,119	7,109
Henderson Receivables LLC, Series 2014-2A, Class A, 3.61% 2073[3,6]	6,989	7,021
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.845% 2028[3,5,6]	8,859	8,864
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,6]	5,333	5,333
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,6]	23,840	23,856
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,6]	18,085	18,556
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,6]	31,211	31,661
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,6]	1,263	1,283
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,6]	3,183	3,135
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[6]	10,091	10,090
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[3,6]	4,260	4,279
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 1.133% 2035[5,6]	4,312	4,217
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[2,3,6]	9,480	9,482
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.942% 2021[3,5,6]	2,002	2,002
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.922% 2022[3,5,6]	684	684
Navient Student Loan Trust, Series 2015-2, Class A-3, 1.023% 2040[5,6]	2,725	2,587
New Residential Advance Receivables Trust, Series 2015-T-4, Class A-T-4, 3.1956% 2047[3,6]	8,000	8,043
Ocwen Master Advance Receivable Trust, Series 2015-1, Class AT-1, 2.5365% 2046[3,6]	4,384	4,390
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,6]	6,000	6,028
Onemain Financial Issuance Trust, Series 2015-1-A, Class A, 3.19% 2026[3,6]	22,436	22,695
Onemain Financial Issuance Trust, Series 2016-2-A, Class A, 4.10% 2028[3,6]	7,000	7,226
Onemain Financial Issuance Trust, Series 2016-1-A, Class A, 3.66% 2029[3,6]	5,260	5,391
Onemain Financial Issuance Trust, Series 2016-1-A, Class B, 4.57% 2029[3,6]	3,000	2,858
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[6]	593	615
RAMP Trust, Series 2003-RZ4, Class A-7, 5.29% 2033[5,6]	147	153
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[6]	324	342
American Balanced Fund — Page 26 of 31

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[6]	$304	$304
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[6]	5,541	5,542
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[6]	2,253	2,255
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[6]	5,033	5,038
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[6]	11,883	11,887
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[6]	9,300	9,325
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[6]	7,255	7,282
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[6]	8,022	8,046
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[6]	5,000	5,040
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[3,6]	1,040	1,053
Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.96% 2020[6]	4,500	4,529
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[6]	11,496	11,565
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[6]	1,275	1,288
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[6]	15,310	15,455
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[6]	5,555	5,654
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[6]	17,985	18,244
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[6]	125	127
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[6]	7,100	7,246
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 1.138% 2017[5,6]	2,175	2,173
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 1.042% 2022[3,5,6]	1,765	1,765
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,6]	2,100	2,127
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.496% 2035[3,5,6]	6,319	6,202
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,6]	23,695	24,001
South Carolina Student Loan Corp., Series 2014-1, Class A1, 1.207% 2030[5,6]	4,550	4,425
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.457% 2033[5,6]	12,240	11,840
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.957% 2035[5,6]	3,350	2,890
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,6]	4,132	4,148
Trade Maps Ltd., 2013-1-A-A, 1.145% 2018[3,5,6]	12,320	12,272
Trade Maps Ltd., 2013-1-A-B, 1.695% 2018[3,5,6]	2,220	2,204
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017[6]	1,317	1,317
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021[6]	3,510	3,589
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[6]	2,625	2,862
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[6]	37,000	37,015
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,6]	1,457	1,456
Westlake Automobile Receivables Trust, Series 2016-1-A, Class C, 3.29% 2021[3,6]	4,500	4,550
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.922% 2022[5,6]	2,625	2,623
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[6]	8,990	9,003
		1,231,370
Federal agency bonds & notes 0.70%
CoBank, ACB 1.253% 2022[3,5]	25,105	23,410
Fannie Mae 0.375% 2016	64,125	64,124
Fannie Mae 0.625% 2016	62,975	62,988
Fannie Mae 0.875% 2018	10,000	10,032
Fannie Mae 1.00% 2019	15,000	15,077
Fannie Mae 1.375% 2021	15,000	15,184
Fannie Mae 2.625% 2024	42,145	45,373
Fannie Mae 2.125% 2026	45,510	46,856
Fannie Mae 6.25% 2029	4,000	5,813
Federal Farm Credit Banks 0.496% 2017[5]	31,250	31,253
Federal Farm Credit Banks 0.508% 2017[5]	23,143	23,150
Federal Home Loan Bank 0.50% 2016	35,895	35,899
Federal Home Loan Bank 0.875% 2018	77,140	77,476
Federal Home Loan Bank 1.875% 2020	25,660	26,470
Federal Home Loan Bank 3.375% 2023	16,840	18,946
American Balanced Fund — Page 27 of 31

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Home Loan Bank 5.50% 2036	$600	$864
Freddie Mac 0.75% 2018	38,120	38,163
Freddie Mac 0.75% 2018	22,612	22,641
Freddie Mac 1.125% 2019	15,000	15,136
Freddie Mac 2.375% 2022	27,000	28,632
Private Export Funding Corp. 3.55% 2024	25,897	29,237
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	16,109
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,750	3,970
		656,803
Bonds & notes of governments & government agencies outside the U.S. 0.24%
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	9,205	9,206
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	2,300	2,302
FMS Wertmanagement 1.625% 2018	5,000	5,088
International Bank for Reconstruction and Development 8.25% 2016	1,050	1,064
Israeli Government 3.15% 2023	35,000	37,356
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,163
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	9,061
Province of Manitoba 3.05% 2024	13,500	14,678
Province of Ontario 3.20% 2024	10,000	10,921
Spanish Government 4.00% 2018[3]	54,950	57,264
Swedish Export Credit Corp. 2.875% 2023[3]	3,000	2,970
United Mexican States Government Global 3.60% 2025	32,600	34,189
United Mexican States Government Global 4.125% 2026	14,650	15,914
United Mexican States Government Global 5.55% 2045	15,000	18,019
		228,195
Municipals 0.15%
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,784
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.69% 2038 (put 2017)[5]	2,400	2,397
State of California, Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	22,968
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,785	1,918
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	2,275	2,485
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,595	1,698
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	205	215
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,185
State of Georgia, Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	190	192
State of Georgia, Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	2,175	2,327
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[6]	1,096	1,071
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.41% 2050 (put 2025)[5]	6,500	6,468
State of Iowa, Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[6]	684	657
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,205	1,274
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	780	814
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	810	865
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	3,350	3,387
American Balanced Fund — Page 28 of 31

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	$3,705	$3,948
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	555	587
State of Michigan, City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 1.019% 2032[5]	5,000	4,503
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 1.199% 2030[5,6]	9,813	9,491
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[6]	1,191	1,155
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[6]	1,281	1,254
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	285	292
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	1,235	1,349
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	8,885	9,552
State of Mississippi, Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	345	370
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	1,365	1,461
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,180	1,275
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	285	292
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	410	419
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,031
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	3,140	3,427
State of Oklahoma, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	775	840
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.939% 2029[5]	10,200	7,377
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	4,205	4,554
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	625	662
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,225	1,287
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,755	1,877
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	795	853
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	3,800	4,138
State of Washington, Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	585	605
State of Washington, Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	190	195
		142,499
Miscellaneous 0.14%
Other bonds & notes in initial period of acquisition		125,994
Total bonds, notes & other debt instruments (cost: $30,971,286,000)		32,144,478
Short-term securities 8.31%
Apple Inc. 0.43%–0.46% due 7/1/2016–8/8/2016[3]	232,300	232,267
CAFCO, LLC 0.42% due 7/22/2016[3]	39,200	39,191
Caterpillar Financial Services Corp. 0.40%–0.50% due 7/7/2016–7/27/2016	105,000	104,979
Chariot Funding, LLC 1.00% due 10/18/2016–1/17/2017[3]	50,000	49,809
Chevron Corp. 0.53%–0.82% due 8/26/2016–1/18/2017[3]	126,200	125,967
Ciesco LLC 0.57%–0.60% due 8/1/2016–8/25/2016	125,000	124,936
Citibank, N.A. 0.78% due 11/15/2016	75,000	75,013
American Balanced Fund — Page 29 of 31

unaudited
Short-term securities	Principal amount (000)	Value (000)
Coca-Cola Co. 0.57%–0.68% due 8/9/2016–12/6/2016[3]	$175,000	$174,699
ExxonMobil Corp. 0.39% due 7/14/2016	150,000	149,979
Fannie Mae 0.38% due 9/2/2016	100,000	99,947
Federal Farm Credit Banks 0.40%–0.56% due 7/1/2016–3/13/2017	275,000	274,469
Federal Home Loan Bank 0.28%–0.60% due 7/5/2016–2/6/2017	4,105,750	4,102,244
Freddie Mac 0.40%–0.46% due 7/13/2016–12/5/2016	655,400	654,850
GE Capital Treasury Services (U.S.) LLC 0.35% due 7/14/2016	110,900	110,885
John Deere Financial Inc. 0.43% due 7/19/2016[3]	65,000	64,985
Kimberly-Clark Corp. 0.40% due 7/21/2016[3]	25,000	24,994
Microsoft Corp. 0.41%–0.44% due 7/6/2016–9/14/2016[3]	292,600	292,459
PepsiCo Inc. 0.39%–0.42% due 7/7/2016–8/30/2016[3]	98,200	98,160
Pfizer Inc. 0.48%–0.67% due 9/12/2016–10/17/2016[3]	175,000	174,742
Private Export Funding Corp. 0.57% due 8/24/2016[3]	61,000	60,959
Qualcomm Inc. 0.45%–0.49% due 7/20/2016–8/3/2016[3]	92,500	92,475
U.S. Treasury Bills 0.36%–0.47% due 8/25/2016–12/8/2016	382,300	381,997
United Parcel Service Inc. 0.60% due 12/1/2016[3]	50,000	49,848
Wal-Mart Stores, Inc. 0.39% due 7/5/2016[3]	70,000	69,997
Wells Fargo Bank, N.A. 0.86%–0.90% due 11/4/2016–12/5/2016	200,000	200,066
Total short-term securities (cost: $7,828,770,000)		7,829,917
Total investment securities 100.62% (cost: $75,365,487,000)		94,780,930
Other assets less liabilities (0.62)%		(582,431)
Net assets 100.00%		$94,198,499
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,096,691,000, which represented 1.16% of the net assets of the fund. This amount includes $953,034,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,671,543,000, which represented 4.96% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.

Key to abbreviations
ADR = American Depositary Receipts	Dev. = Development	G.O. = General Obligation
Agcy. = Agency	Dist. = District	Ref. = Refunding
AMT = Alternative Minimum Tax	Econ. = Economic	Rev. = Revenue
Auth. = Authority	Facs. = Facilities	TBA = To be announced
Dept. = Department	Fin. = Finance
American Balanced Fund — Page 30 of 31

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-011-0816O-S54145	American Balanced Fund — Page 31 of 31

Summary investment portfolio June 30, 2016	unaudited

Investment mix by security type	Percent of net assets

Common stocks 58.18%	Shares	Value (000)
Consumer discretionary 8.88%
Comcast Corp., Class A	30,054,000	$1,959,220
Amazon.com, Inc.[1]	2,562,000	1,833,418
Home Depot, Inc.	13,468,349	1,719,774
Twenty-First Century Fox, Inc., Class A	23,802,306	643,852
McDonald’s Corp.	4,732,000	569,449
Other securities		1,635,518
		8,361,231

Information technology 8.75%
Microsoft Corp.	51,320,000	2,626,044
Intel Corp.	24,781,100	812,820
Broadcom Ltd.	4,809,500	747,396
Intuit Inc.	6,440,000	718,768
ASML Holding NV (New York registered)	5,117,458	507,703
ASML Holding NV2	1,905,000	188,829
Texas Instruments Inc.	8,332,000	522,000
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,593,800	513,945
Other securities		1,605,169
		8,242,674

Financials 8.44%
Berkshire Hathaway Inc., Class A1	8,110	1,759,667
Berkshire Hathaway Inc., Class B1	800,000	115,832
JPMorgan Chase & Co.	19,241,000	1,195,636
Wells Fargo & Co.	22,882,000	1,083,005
Chubb Ltd.	5,975,000	780,992
Citigroup Inc.	10,700,000	453,573
Other securities		2,559,320
		7,948,025

Consumer staples 7.54%
Philip Morris International Inc.	20,151,700	2,049,831
Coca-Cola Co.	35,117,620	1,591,882
Kraft Heinz Co.	11,451,850	1,013,260

4	American Balanced Fund

	Shares	Value (000)
Procter & Gamble Co.	10,065,000	$852,203
Other securities		1,598,012
		7,105,188

Health care 6.56%
UnitedHealth Group Inc.	9,869,500	1,393,573
Merck & Co., Inc.	21,097,000	1,215,398
Johnson & Johnson	6,018,323	730,023
Express Scripts Holding Co.[1]	9,396,400	712,247
Medtronic PLC	7,751,000	672,554
Other securities		1,459,471
		6,183,266

Energy 5.31%
Royal Dutch Shell PLC, Class B (ADR)	14,790,700	828,279
Royal Dutch Shell PLC, Class B2	4,000,000	109,997
Chevron Corp.	7,444,755	780,434
Schlumberger Ltd.	9,550,000	755,214
ConocoPhillips	13,846,149	603,692
Enbridge Inc.	12,195,000	516,580
Other securities		1,409,410
		5,003,606

Industrials 4.73%
Lockheed Martin Corp.	4,748,037	1,178,320
Boeing Co.	8,852,000	1,149,609
General Electric Co.	21,500,000	676,820
Other securities		1,453,163
		4,457,912

Materials 2.79%
E.I. du Pont de Nemours and Co.	19,901,388	1,289,610
Praxair, Inc.	6,224,400	699,560
Other securities		638,500
		2,627,670

Other 0.64%
Other securities		599,273

Miscellaneous 4.54%
Other common stocks in initial period of acquisition		4,272,847

Total common stocks (cost: $36,560,223,000)		54,801,692

Preferred securities 0.00%
Financials 0.00%
Other securities		4,843

Total preferred securities (cost: $5,208,000)		4,843

American Balanced Fund	5

Bonds, notes & other debt instruments 34.13%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 13.33%
U.S. Treasury 11.13%
U.S. Treasury 0.625% 2018	$885,000	$885,796
U.S. Treasury 1.25% 2020	617,000	626,249
U.S. Treasury 1.375% 2020	1,212,875	1,235,046
U.S. Treasury 1.625% 2020	433,350	446,129
U.S. Treasury 1.125% 2021	469,875	473,272
U.S. Treasury 1.375% 2021	599,929	610,452
U.S. Treasury 1.75% 2022	469,265	484,296
U.S. Treasury 3.00% 2045	455,209	524,191
U.S. Treasury 2.50% 2046	470,810	490,994
U.S. Treasury 0.50%–5.38% 2016–2046	4,546,566	4,712,683
		10,489,108

U.S. Treasury inflation-protected securities 2.20%
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	439,375	460,729
U.S. Treasury Inflation-Protected Securities 0.38%–2.50% 2016–2046[3]	1,505,280	1,608,121
		2,068,850

Total U.S. Treasury bonds & notes		12,557,958

Corporate bonds & notes 11.28%
Financials 3.14%
Berkshire Hathaway Inc. 2.00%–2.90% 2018–2023	42,835	44,348
JPMorgan Chase & Co. 1.35%–3.88% 2017–2024	176,740	180,465
JPMorgan Chase & Co., junior subordinated 5.30%–6.75% 2049	60,000	62,519
Wells Fargo & Co. 1.25%–4.90% 2016–2046	148,967	156,687
Other securities		2,509,570
		2,953,589

Consumer discretionary 1.67%
Amazon.com, Inc. 3.80%–4.95% 2024–2044	93,475	108,387
Comcast Corp. 3.15%–6.45% 2017–2045	95,670	108,519
Home Depot, Inc. 2.00%–5.95% 2021–2046	60,300	68,496
Other securities		1,283,649
		1,569,051

Health care 1.64%
UnitedHealth Group Inc. 1.40%–6.00% 2017–2022	106,770	112,151
Other securities		1,434,816
		1,546,967

Energy 1.52%
BG Energy Capital PLC 2.875% 2016[4]	8,325	8,355
Chevron Corp. 2.10%–3.33% 2021–2026	74,400	76,743
Shell International Finance BV 1.88%–4.00% 2020–2046	128,805	131,177
Other securities		1,220,244
		1,436,519

Consumer staples 0.98%
Coca-Cola Co. 1.80% 2016	17,500	17,532
Kraft Foods Inc. 2.25%–3.50% 2017–2022	28,010	29,570
Kraft Heinz Co. 4.375% 2046[4]	26,760	28,439
Philip Morris International Inc. 1.88%–4.25% 2021–2044	106,985	113,902
Other securities		736,433
		925,876

6	American Balanced Fund

	Principal amount	Value
	(000)	(000)
Information technology 0.40%
Microsoft Corp. 3.13%–4.20% 2025–2035	$28,000	$30,980
Other securities		349,944
		380,924

Industrials 0.34%
Lockheed Martin Corp. 3.10%–4.70% 2023–2046	64,250	71,077
Other securities		250,821
		321,898

Other corporate bonds & notes 1.59%
Other securities		1,492,366

Total corporate bonds & notes		10,627,190

Mortgage-backed obligations 6.98%
Fannie Mae 2.50% 2031[5,6]	530,225	547,789
Fannie Mae 0%–11.00% 2017–2047[5,6,7]	2,199,533	2,352,221
Freddie Mac 0%–6.62% 2021–2046[5,6,7]	1,622,331	1,733,317
Other securities		1,941,142
		6,574,469

Asset-backed obligations 1.31%
Other securities		1,231,370

Federal agency bonds & notes 0.70%
Fannie Mae 0.38%–6.25% 2016–2029	258,755	265,447
Federal Home Loan Bank 0.50%–5.50% 2016–2036	156,135	159,655
Freddie Mac 0.75%–2.38% 2018–2022	102,732	104,572
Other securities		127,129
		656,803

Other bonds & notes 0.39%
Other securities		370,694

Miscellaneous 0.14%
Other bonds & notes in initial period of acquisition		125,994

Total bonds, notes & other debt instruments (cost: $30,971,286,000)		32,144,478

Short-term securities 8.31%
Chariot Funding, LLC 1.00% due 10/18/2016–1/17/2017[4]	50,000	49,809
Chevron Corp. 0.53%–0.82% due 8/26/2016–1/18/2017[4]	126,200	125,967
Coca-Cola Co. 0.57%–0.68% due 8/9/2016–12/6/2016[4]	175,000	174,699
Fannie Mae 0.38% due 9/2/2016	100,000	99,947
Federal Home Loan Bank 0.28%–0.60% due 7/5/2016–2/6/2017	4,105,750	4,102,244
Freddie Mac 0.40%–0.46% due 7/13/2016–12/5/2016	655,400	654,850
Microsoft Corp. 0.41%–0.44% due 7/6/2016–9/14/2016[4]	292,600	292,459
U.S. Treasury Bills 0.36%–0.47% due 8/25/2016–12/8/2016	382,300	381,997

American Balanced Fund 7

Short-term securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Bank, N.A. 0.86%–0.90% due 11/4/2016–12/5/2016	$200,000	$200,066
Other securities		1,747,879

Total short-term securities (cost: $7,828,770,000)		7,829,917
Total investment securities 100.62% (cost: $75,365,487,000)		94,780,930
Other assets less liabilities (0.62)%		(582,431)

Net assets 100.00%		$94,198,499

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,096,691,000, which represented 1.16% of the net assets of the fund. This amount includes $953,034,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,671,543,000, which represented 4.96% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

8	American Balanced Fund

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $75,365,487)		$94,780,930
Cash		93,474
Cash denominated in currencies other than U.S. dollars (cost: $1,026)		1,026
Receivables for:
Sales of investments	$1,085,184
Sales of fund’s shares	222,433
Dividends and interest	269,508	1,577,125
		96,452,555
Liabilities:
Payables for:
Purchases of investments	2,105,630
Repurchases of fund’s shares	98,956
Investment advisory services	17,310
Services provided by related parties	23,336
Trustees’ deferred compensation	3,647
Other	5,177	2,254,056
Net assets at June 30, 2016		$94,198,499

Net assets consist of:
Capital paid in on shares of beneficial interest		$72,936,224
Undistributed net investment income		207,087
Undistributed net realized gain		1,640,009
Net unrealized appreciation		19,415,179
Net assets at June 30, 2016		$94,198,499

See Notes to Financial Statements

American Balanced Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,825,680 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$53,317,974	2,163,605		$24.64
Class B	156,739	6,362		24.64
Class C	7,183,235	293,129		24.51
Class F-1	3,791,558	153,970		24.63
Class F-2	3,783,241	153,603		24.63
Class 529-A	3,042,332	123,640		24.61
Class 529-B	23,983	971		24.69
Class 529-C	965,927	39,281		24.59
Class 529-E	150,759	6,130		24.59
Class 529-F-1	126,085	5,128		24.59
Class R-1	155,266	6,341		24.49
Class R-2	1,252,179	51,102		24.50
Class R-2E	7,447	303		24.58
Class R-3	3,276,236	133,559		24.53
Class R-4	4,684,398	190,381		24.61
Class R-5E	10	—	*	24.62
Class R-5	2,855,807	115,788		24.66
Class R-6	9,425,323	382,387		24.65

*Amount less than one thousand.

See Notes to Financial Statements

10	American Balanced Fund

Statement of operations	unaudited
for the six months ended June 30, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $9,096)	$634,325
Interest	373,451	$1,007,776
Fees and expenses*:
Investment advisory services	99,576
Distribution services	124,853
Transfer agent services	40,239
Administrative services	11,684
Reports to shareholders	1,762
Registration statement and prospectus	2,437
Trustees’ compensation	225
Auditing and legal	35
Custodian	204
Other	1,944	282,959
Net investment income		724,817

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments (net of non-U.S. taxes of $10)	1,742,007
Currency transactions	409	1,742,416
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $238)	1,864,911
Currency translations	773	1,865,684
Net realized gain and unrealized appreciation		3,608,100

Net increase in net assets resulting from operations		$4,332,917

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Balanced Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	June 30, 2016*	December 31, 2015

Operations:
Net investment income	$724,817	$1,335,042
Net realized gain	1,742,416	3,724,444
Net unrealized appreciation (depreciation)	1,865,684	(3,734,153)
Net increase in net assets resulting from operations	4,332,917	1,325,333

Dividends and distributions paid to shareholders:
Dividends from net investment income	(713,167)	(1,276,612)
Distributions from net realized gain on investments	(575,057)	(3,176,474)
Total dividends and distributions paid to shareholders	(1,288,224)	(4,453,086)

Net capital share transactions	6,586,772	8,031,108

Total increase in net assets	9,631,465	4,903,355

Net assets:
Beginning of period	84,567,034	79,663,679
End of period (including undistributed net investment income: $207,087 and $195,437, respectively)	$94,198,499	$84,567,034

*Unaudited.

See Notes to Financial Statements

12	American Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

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2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

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3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

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When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

16	American Balanced Fund

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$8,361,231	$—	$—	$8,361,231
Information technology	8,053,845	188,829	—	8,242,674
Financials	7,796,061	151,964	—	7,948,025
Consumer staples	7,092,825	12,363	—	7,105,188
Health care	6,183,266	—	—	6,183,266
Energy	4,621,232	382,374	—	5,003,606
Industrials	4,457,912	—	—	4,457,912
Materials	2,627,670	—	—	2,627,670
Other	588,979	10,294	—	599,273
Miscellaneous	4,017,351	255,496	—	4,272,847
Preferred securities	—	4,843	—	4,843
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	12,557,958	—	12,557,958
Corporate bonds & notes	—	10,627,190	—	10,627,190
Mortgage-backed obligations	—	6,574,469	—	6,574,469
Asset-backed obligations	—	1,217,120	14,250	1,231,370
Federal agency bonds & notes	—	656,803	—	656,803
Other	—	370,694	—	370,694
Miscellaneous	—	125,994	—	125,994
Short-term securities	—	7,829,917	—	7,829,917
Total	$53,800,372	$40,966,308	$14,250	$94,780,930

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Collateral — The fund participates in a collateral program due to its use of future delivery contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2015.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when

20	American Balanced Fund

the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$198,549
Undistributed long-term capital gains	574,040

As of June 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$20,275,993
Gross unrealized depreciation on investment securities	(943,534)
Net unrealized appreciation on investment securities	19,332,459
Cost of investment securities	75,448,471

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The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2016						Year ended December 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$422,901		$326,764		$749,665		$780,804		$1,850,230		$2,631,034
Class B	697		970		1,667		2,887		11,278		14,165
Class C	30,166		43,924		74,090		49,142		230,739		279,881
Class F-1	28,652		23,279		51,931		49,755		125,871		175,626
Class F-2	30,568		22,605		53,173		40,892		94,983		135,875
Class 529-A	22,963		18,725		41,688		43,528		108,092		151,620
Class 529-B	88		148		236		334		1,564		1,898
Class 529-C	3,789		5,949		9,738		6,846		34,327		41,173
Class 529-E	967		927		1,894		1,830		5,378		7,208
Class 529-F-1	1,086		775		1,861		2,010		4,397		6,407
Class R-1	685		977		1,662		1,296		5,762		7,058
Class R-2	5,568		7,772		13,340		11,109		46,871		57,980
Class R-2E	36		44		80		10		81		91
Class R-3	20,997		20,270		41,267		41,432		121,458		162,890
Class R-4	36,399		28,836		65,235		71,022		169,504		240,526
Class R-5E*	—	†	—	†	—	†	—	†	—	†	—	†
Class R-5	25,745		17,405		43,150		48,877		98,335		147,212
Class R-6	81,860		55,687		137,547		124,838		267,604		392,442
Total	$713,167		$575,057		$1,288,224		$1,276,612		$3,176,474		$4,453,086

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.207% on such assets in excess of $89 billion. For the six months ended June 30, 2016, the investment advisory services fee was $99,576,000, which was equivalent to an annualized rate of 0.229% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

American Balanced Fund	23

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee will be amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on net assets between $20 billion and $100 billion, and 0.03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$60,264	$25,074		$2,500		Not applicable
Class B	1,033	121		Not applicable		Not applicable
Class C	32,323	3,142		1,620		Not applicable
Class F-1	4,340	2,250		875		Not applicable
Class F-2	Not applicable	1,518		769		Not applicable
Class 529-A	3,284	1,115		719		$1,273
Class 529-B	146	16		7		13
Class 529-C	4,507	371		227		403
Class 529-E	352	35		36		63
Class 529-F-1	—	46		30		52
Class R-1	747	63		38		Not applicable
Class R-2	4,464	1,830		300		Not applicable
Class R-2E	17	5		1		Not applicable
Class R-3	7,820	2,047		784		Not applicable
Class R-4	5,556	2,036		1,116		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	546		662		Not applicable
Class R-6	Not applicable	24		2,000		Not applicable
Total class-specific expenses	$124,853	$40,239		$11,684		$1,804

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund

24	American Balanced Fund

and vary according to the total returns of the selected funds. Trustees’ compensation of $225,000 in the fund’s statement of operations reflects $167,000 in current fees (either paid in cash or deferred) and a net increase of $58,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2016

Class A	$4,518,631	189,312	$737,588	30,466	$(2,890,000)	(121,148)	$2,366,219	98,630
Class B	2,576	109	1,653	68	(131,748)	(5,550)	(127,519)	(5,373)
Class C	1,358,623	57,147	72,903	3,023	(650,197)	(27,463)	781,329	32,707
Class F-1	572,822	24,057	50,603	2,092	(323,646)	(13,561)	299,779	12,588
Class F-2	1,290,429	53,880	50,954	2,105	(309,194)	(12,971)	1,032,189	43,014
Class 529-A	212,154	8,911	41,679	1,724	(171,659)	(7,219)	82,174	3,416
Class 529-B	778	33	235	9	(16,586)	(698)	(15,573)	(656)
Class 529-C	82,007	3,442	9,736	402	(62,069)	(2,615)	29,674	1,229
Class 529-E	10,092	423	1,893	78	(7,866)	(331)	4,119	170
Class 529-F-1	12,775	541	1,861	77	(9,205)	(392)	5,431	226
Class R-1	18,791	793	1,654	68	(21,273)	(894)	(828)	(33)
Class R-2	161,600	6,819	13,324	553	(183,080)	(7,733)	(8,156)	(361)
Class R-2E	5,443	230	80	3	(906)	(38)	4,617	195
Class R-3	399,237	16,807	41,221	1,710	(440,099)	(18,564)	359	(47)
Class R-4	571,575	24,157	65,231	2,699	(538,165)	(22,694)	98,641	4,162
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	397,371	16,646	43,146	1,783	(248,337)	(10,442)	192,180	7,987
Class R-6	2,215,058	92,305	137,538	5,682	(510,459)	(21,400)	1,842,137	76,587
Total net increase (decrease)	$11,829,962	495,612	$1,271,299	52,542	$(6,514,489)	(273,713)	$6,586,772	274,441

American Balanced Fund	25

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class A	$7,043,352	285,127		$2,591,527	108,336	$(5,519,559)	(223,746)	$4,115,320	169,717
Class B	6,906	280		14,048	587	(273,144)	(11,047)	(252,190)	(10,180)
Class C	1,825,914	74,298		275,693	11,615	(1,272,632)	(51,788)	828,975	34,125
Class F-1	992,383	40,137		171,126	7,161	(511,293)	(20,753)	652,216	26,545
Class F-2	1,189,017	48,224		130,153	5,448	(458,772)	(18,638)	860,398	35,034
Class 529-A	359,270	14,560		151,586	6,345	(374,996)	(15,207)	135,860	5,698
Class 529-B	2,004	81		1,898	79	(36,444)	(1,472)	(32,542)	(1,312)
Class 529-C	135,252	5,487		41,160	1,728	(142,426)	(5,785)	33,986	1,430
Class 529-E	17,938	727		7,205	302	(22,337)	(908)	2,806	121
Class 529-F-1	23,632	957		6,406	268	(20,026)	(812)	10,012	413
Class R-1	37,207	1,513		7,024	296	(45,485)	(1,852)	(1,254)	(43)
Class R-2	284,265	11,573		57,906	2,438	(384,208)	(15,663)	(42,037)	(1,652)
Class R-2E	2,576	104		91	4	(4)	— [2]	2,663	108
Class R-3	744,649	30,283		162,704	6,834	(934,158)	(38,030)	(26,805)	(913)
Class R-4	977,391	39,555		240,507	10,065	(1,002,730)	(40,800)	215,168	8,820
Class R-5E3	10	—	[2]	—	—	—	—	10	— [2]
Class R-5	512,901	20,723		147,202	6,142	(607,400)	(24,674)	52,703	2,191
Class R-6	2,504,254	101,426		392,442	16,404	(1,420,877)	(57,415)	1,475,819	60,415
Total net increase (decrease)	$16,658,921	675,055		$4,398,678	184,052	$(13,026,491)	(528,590)	$8,031,108	330,517

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

26	American Balanced Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,451,322,000 and $28,826,422,000, respectively, during the six months ended June 30, 2016.

American Balanced Fund	27

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations
Class A:
Six months ended 6/30/2016[3,4]	$23.83	$.20	$.96		$1.16
Year ended 12/31/2015	24.75	.42	—	[7]	.42
Year ended 12/31/2014	24.42	.41	1.75		2.16
Year ended 12/31/2013	20.40	.36	4.04		4.40
Year ended 12/31/2012	18.21	.38	2.19		2.57
Year ended 12/31/2011	17.93	.36	.32		.68
Class B:
Six months ended 6/30/2016[3,4]	23.81	.11	.96		1.07
Year ended 12/31/2015	24.71	.23	—	[7]	.23
Year ended 12/31/2014	24.37	.22	1.74		1.96
Year ended 12/31/2013	20.35	.19	4.03		4.22
Year ended 12/31/2012	18.16	.23	2.19		2.42
Year ended 12/31/2011	17.87	.22	.33		.55
Class C:
Six months ended 6/30/2016[3,4]	23.71	.11	.95		1.06
Year ended 12/31/2015	24.63	.22	.01		.23
Year ended 12/31/2014	24.30	.21	1.75		1.96
Year ended 12/31/2013	20.31	.19	4.00		4.19
Year ended 12/31/2012	18.13	.22	2.18		2.40
Year ended 12/31/2011	17.85	.21	.32		.53
Class F-1:
Six months ended 6/30/2016[3,4]	23.82	.20	.95		1.15
Year ended 12/31/2015	24.74	.40	.01		.41
Year ended 12/31/2014	24.41	.39	1.75		2.14
Year ended 12/31/2013	20.39	.36	4.03		4.39
Year ended 12/31/2012	18.21	.38	2.18		2.56
Year ended 12/31/2011	17.92	.36	.33		.69
Class F-2:
Six months ended 6/30/2016[3,4]	23.82	.23	.95		1.18
Year ended 12/31/2015	24.74	.47	—	[7]	.47
Year ended 12/31/2014	24.41	.46	1.75		2.21
Year ended 12/31/2013	20.39	.41	4.04		4.45
Year ended 12/31/2012	18.21	.43	2.18		2.61
Year ended 12/31/2011	17.92	.40	.33		.73
Class 529-A:
Six months ended 6/30/2016[3,4]	23.80	.19	.96		1.15
Year ended 12/31/2015	24.72	.39	.01		.40
Year ended 12/31/2014	24.39	.38	1.75		2.13
Year ended 12/31/2013	20.38	.34	4.03		4.37
Year ended 12/31/2012	18.19	.36	2.19		2.55
Year ended 12/31/2011	17.91	.34	.33		.67

28	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.20)	$(.15)	$(.35)	$24.64	4.91%[5]		$53,318	.59%[6]		1.72%[6]
(.40)	(.94)	(1.34)	23.83	1.72		49,215	.58		1.69
(.39)	(1.44)	(1.83)	24.75	8.85		46,917	.59		1.62
(.38)	—	(.38)	24.42	21.73		42,735	.61		1.62
(.38)	—	(.38)	20.40	14.19		34,272	.63		1.94
(.40)	—	(.40)	18.21	3.82		30,716	.62		1.97

(.09)	(.15)	(.24)	24.64	4.53	[5]	157	1.35	[6]	.91	[6]
(.19)	(.94)	(1.13)	23.81	.96		279	1.33		.93
(.18)	(1.44)	(1.62)	24.71	8.05		541	1.34		.87
(.20)	—	(.20)	24.37	20.81		821	1.36		.86
(.23)	—	(.23)	20.35	13.35		1,123	1.38		1.17
(.26)	—	(.26)	18.16	3.08		1,745	1.38		1.21

(.11)	(.15)	(.26)	24.51	4.50	[5]	7,183	1.38	[6]	.94	[6]
(.21)	(.94)	(1.15)	23.71	.93		6,173	1.38		.90
(.19)	(1.44)	(1.63)	24.63	8.03		5,574	1.39		.83
(.20)	—	(.20)	24.30	20.72		5,247	1.41		.83
(.22)	—	(.22)	20.31	13.30		4,334	1.42		1.14
(.25)	—	(.25)	18.13	3.00		4,247	1.42		1.17

(.19)	(.15)	(.34)	24.63	4.88	[5]	3,792	.67	[6]	1.65	[6]
(.39)	(.94)	(1.33)	23.82	1.67		3,367	.65		1.63
(.37)	(1.44)	(1.81)	24.74	8.80		2,841	.65		1.57
(.37)	—	(.37)	24.41	21.70		2,471	.66		1.58
(.38)	—	(.38)	20.39	14.13		1,500	.64		1.94
(.40)	—	(.40)	18.21	3.87		1,014	.63		1.96

(.22)	(.15)	(.37)	24.63	5.02	[5]	3,783	.39	[6]	1.95	[6]
(.45)	(.94)	(1.39)	23.82	1.92		2,634	.39		1.89
(.44)	(1.44)	(1.88)	24.74	9.08		1,869	.39		1.83
(.43)	—	(.43)	24.41	21.99		768	.41		1.83
(.43)	—	(.43)	20.39	14.40		419	.40		2.18
(.44)	—	(.44)	18.21	4.12		277	.40		2.19

(.19)	(.15)	(.34)	24.61	4.87	[5]	3,042	.68	[6]	1.63	[6]
(.38)	(.94)	(1.32)	23.80	1.63		2,861	.68		1.60
(.36)	(1.44)	(1.80)	24.72	8.76		2,831	.68		1.53
(.36)	—	(.36)	24.39	21.60		2,599	.70		1.53
(.36)	—	(.36)	20.38	14.12		2,101	.71		1.86
(.39)	—	(.39)	18.19	3.75		1,751	.70		1.89

See page 34 for footnotes.

American Balanced Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 6/30/2016[3,4]	$23.87	$.10	$.95	$1.05
Year ended 12/31/2015	24.76	.20	.01	.21
Year ended 12/31/2014	24.41	.19	1.75	1.94
Year ended 12/31/2013	20.39	.17	4.02	4.19
Year ended 12/31/2012	18.19	.21	2.19	2.40
Year ended 12/31/2011	17.90	.20	.33	.53
Class 529-C:
Six months ended 6/30/2016[3,4]	23.79	.10	.95	1.05
Year ended 12/31/2015	24.70	.20	.02	.22
Year ended 12/31/2014	24.38	.19	1.74	1.93
Year ended 12/31/2013	20.37	.17	4.03	4.20
Year ended 12/31/2012	18.19	.21	2.18	2.39
Year ended 12/31/2011	17.90	.20	.33	.53
Class 529-E:
Six months ended 6/30/2016[3,4]	23.79	.16	.95	1.11
Year ended 12/31/2015	24.71	.33	.01	.34
Year ended 12/31/2014	24.38	.32	1.75	2.07
Year ended 12/31/2013	20.37	.29	4.02	4.31
Year ended 12/31/2012	18.18	.31	2.19	2.50
Year ended 12/31/2011	17.90	.30	.32	.62
Class 529-F-1:
Six months ended 6/30/2016[3,4]	23.78	.22	.96	1.18
Year ended 12/31/2015	24.71	.45	(.01)	.44
Year ended 12/31/2014	24.37	.44	1.76	2.20
Year ended 12/31/2013	20.36	.39	4.03	4.42
Year ended 12/31/2012	18.18	.41	2.18	2.59
Year ended 12/31/2011	17.90	.38	.33	.71
Class R-1:
Six months ended 6/30/2016[3,4]	23.68	.11	.96	1.07
Year ended 12/31/2015	24.61	.22	(.01)	.21
Year ended 12/31/2014	24.28	.21	1.75	1.96
Year ended 12/31/2013	20.29	.19	4.01	4.20
Year ended 12/31/2012	18.12	.23	2.17	2.40
Year ended 12/31/2011	17.83	.22	.33	.55
Class R-2:
Six months ended 6/30/2016[3,4]	23.70	.12	.94	1.06
Year ended 12/31/2015	24.62	.23	.01	.24
Year ended 12/31/2014	24.30	.21	1.74	1.95
Year ended 12/31/2013	20.30	.20	4.02	4.22
Year ended 12/31/2012	18.13	.23	2.18	2.41
Year ended 12/31/2011	17.85	.22	.32	.54

30	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.08)	$(.15)	$(.23)	$24.69	4.42%[5]		$24	1.47%[6]		.80%[6]
(.16)	(.94)	(1.10)	23.87	.86		39	1.46		.81
(.15)	(1.44)	(1.59)	24.76	7.94		73	1.46		.75
(.17)	—	(.17)	24.41	20.63		108	1.49		.74
(.20)	—	(.20)	20.39	13.24		134	1.50		1.05
(.24)	—	(.24)	18.19	2.95		180	1.49		1.09

(.10)	(.15)	(.25)	24.59	4.44	[5]	966	1.45	[6]	.86	[6]
(.19)	(.94)	(1.13)	23.79	.88		905	1.45		.83
(.17)	(1.44)	(1.61)	24.70	7.90		905	1.46		.76
(.19)	—	(.19)	24.38	20.68		841	1.48		.76
(.21)	—	(.21)	20.37	13.19		694	1.49		1.08
(.24)	—	(.24)	18.19	3.00		607	1.48		1.11

(.16)	(.15)	(.31)	24.59	4.71	[5]	151	.92	[6]	1.39	[6]
(.32)	(.94)	(1.26)	23.79	1.38		142	.92		1.36
(.30)	(1.44)	(1.74)	24.71	8.50		144	.93		1.28
(.30)	—	(.30)	24.38	21.31		134	.95		1.29
(.31)	—	(.31)	20.37	13.84		112	.97		1.60
(.34)	—	(.34)	18.18	3.47		98	.97		1.62

(.22)	(.15)	(.37)	24.59	4.99	[5]	126	.46	[6]	1.86	[6]
(.43)	(.94)	(1.37)	23.78	1.82		117	.46		1.82
(.42)	(1.44)	(1.86)	24.71	9.05		111	.46		1.76
(.41)	—	(.41)	24.37	21.88		101	.48		1.76
(.41)	—	(.41)	20.36	14.32		82	.49		2.09
(.43)	—	(.43)	18.18	3.98		61	.48		2.11

(.11)	(.15)	(.26)	24.49	4.54	[5]	155	1.37	[6]	.95	[6]
(.20)	(.94)	(1.14)	23.68	.88		151	1.38		.90
(.19)	(1.44)	(1.63)	24.61	8.05		158	1.38		.83
(.21)	—	(.21)	24.28	20.76		151	1.39		.84
(.23)	—	(.23)	20.29	13.28		121	1.40		1.16
(.26)	—	(.26)	18.12	3.09		126	1.40		1.19

(.11)	(.15)	(.26)	24.50	4.50	[5]	1,252	1.34	[6]	.98	[6]
(.22)	(.94)	(1.16)	23.70	.97		1,220	1.32		.95
(.19)	(1.44)	(1.63)	24.62	8.03		1,308	1.36		.86
(.22)	—	(.22)	24.30	20.87		1,304	1.34		.90
(.24)	—	(.24)	20.30	13.31		1,158	1.37		1.20
(.26)	—	(.26)	18.13	3.05		1,079	1.38		1.21

See page 34 for footnotes.

American Balanced Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations
Class R-2E:
Six months ended 6/30/2016[3,4]	$23.77	$.15	$.96		$1.11
Year ended 12/31/2015	24.75	.29	.10		.39
Period from 8/29/2014 to 12/31/2014[4,8]	25.81	.15	.41		.56
Class R-3:
Six months ended 6/30/2016[3,4]	23.72	.16	.96		1.12
Year ended 12/31/2015	24.65	.33	(.01)		.32
Year ended 12/31/2014	24.32	.32	1.75		2.07
Year ended 12/31/2013	20.32	.29	4.02		4.31
Year ended 12/31/2012	18.14	.32	2.18		2.50
Year ended 12/31/2011	17.86	.30	.32		.62
Class R-4:
Six months ended 6/30/2016[3,4]	23.80	.20	.95		1.15
Year ended 12/31/2015	24.72	.41	—	[7]	.41
Year ended 12/31/2014	24.38	.40	1.75		2.15
Year ended 12/31/2013	20.37	.36	4.02		4.38
Year ended 12/31/2012	18.19	.38	2.18		2.56
Year ended 12/31/2011	17.91	.35	.33		.68
Class R-5E:
Six months ended 6/30/2016[3,4]	23.82	.21	.95		1.16
Period from 11/20/2015 to 12/31/2015[4,11]	25.09	.05	(.36)		(.31)
Class R-5:
Six months ended 6/30/2016[3,4]	23.85	.24	.95		1.19
Year ended 12/31/2015	24.77	.48	—	[7]	.48
Year ended 12/31/2014	24.43	.47	1.76		2.23
Year ended 12/31/2013	20.41	.43	4.03		4.46
Year ended 12/31/2012	18.22	.44	2.19		2.63
Year ended 12/31/2011	17.94	.41	.32		.73
Class R-6:
Six months ended 6/30/2016[3,4]	23.84	.24	.96		1.20
Year ended 12/31/2015	24.76	.49	—	[7]	.49
Year ended 12/31/2014	24.42	.49	1.75		2.24
Year ended 12/31/2013	20.40	.44	4.03		4.47
Year ended 12/31/2012	18.21	.45	2.19		2.64
Year ended 12/31/2011	17.93	.42	.32		.74

	Six months ended June 30,	Year ended December 31
Portfolio turnover rate for all share classes[12]	2016[3,4,5]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	43%	82%	68%	55%	54%	47%
Excluding mortgage dollar roll transactions	26%	45%	48%	Not available

See Notes to Financial Statements

32	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.15)	$(.15)	$(.30)	$24.58	4.70%[5]		$8		1.07%[6]		1.29%[6]
(.43)	(.94)	(1.37)	23.77	1.60		2		.96		1.22
(.21)	(1.41)	(1.62)	24.75	2.17	[5,9]	—	[10]	.16	[5,9]	.58	[5,9]

(.16)	(.15)	(.31)	24.53	4.76	[5]	3,276		.92	[6]	1.39	[6]
(.31)	(.94)	(1.25)	23.72	1.34		3,170		.93		1.35
(.30)	(1.44)	(1.74)	24.65	8.51		3,315		.94		1.28
(.31)	—	(.31)	24.32	21.33		3,212		.94		1.30
(.32)	—	(.32)	20.32	13.83		2,617		.95		1.62
(.34)	—	(.34)	18.14	3.50		2,331		.95		1.64

(.19)	(.15)	(.34)	24.61	4.89	[5]	4,684		.63	[6]	1.69	[6]
(.39)	(.94)	(1.33)	23.80	1.67		4,431		.63		1.65
(.37)	(1.44)	(1.81)	24.72	8.85		4,385		.64		1.58
(.37)	—	(.37)	24.38	21.68		3,994		.65		1.60
(.38)	—	(.38)	20.37	14.14		3,006		.64		1.94
(.40)	—	(.40)	18.19	3.80		2,152		.65		1.94

(.21)	(.15)	(.36)	24.62	4.91	[5]	—	[10]	.53	[6]	1.78	[6]
(.12)	(.84)	(.96)	23.82	(1.21)[5]		—	[10]	.05	[5]	.20	[5]

(.23)	(.15)	(.38)	24.66	5.04	[5]	2,856		.33	[6]	1.99	[6]
(.46)	(.94)	(1.40)	23.85	1.98		2,571		.34		1.94
(.45)	(1.44)	(1.89)	24.77	9.16		2,616		.34		1.88
(.44)	—	(.44)	24.43	22.04		2,492		.34		1.89
(.44)	—	(.44)	20.41	14.51		2,050		.35		2.23
(.45)	—	(.45)	18.22	4.11		1,544		.35		2.24

(.24)	(.15)	(.39)	24.65	5.06	[5]	9,425		.29	[6]	2.04	[6]
(.47)	(.94)	(1.41)	23.84	2.02		7,290		.29		1.99
(.46)	(1.44)	(1.90)	24.76	9.22		6,076		.29		1.93
(.45)	—	(.45)	24.42	22.12		3,910		.29		1.95
(.45)	—	(.45)	20.40	14.57		2,151		.30		2.28
(.46)	—	(.46)	18.21	4.16		1,486		.30		2.30

See page 34 for footnotes.

American Balanced Fund	33

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class R-2E shares were offered beginning August 29, 2014.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class R-5E shares were offered beginning November 20, 2015.
[12]	Refer to Note 5 for further information on mortgage dollar rolls.

34	American Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2016, through June 30, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Balanced Fund	35

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,049.12	$3.01	.59%
Class A - assumed 5% return	1,000.00	1,021.93	2.97	.59
Class B - actual return	1,000.00	1,045.28	6.87	1.35
Class B - assumed 5% return	1,000.00	1,018.15	6.77	1.35
Class C - actual return	1,000.00	1,044.96	7.02	1.38
Class C - assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class F-1 - actual return	1,000.00	1,048.77	3.41	.67
Class F-1 - assumed 5% return	1,000.00	1,021.53	3.37	.67
Class F-2 - actual return	1,000.00	1,050.20	1.99	.39
Class F-2 - assumed 5% return	1,000.00	1,022.92	1.96	.39
Class 529-A - actual return	1,000.00	1,048.71	3.46	.68
Class 529-A - assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 529-B - actual return	1,000.00	1,044.19	7.47	1.47
Class 529-B - assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class 529-C - actual return	1,000.00	1,044.36	7.37	1.45
Class 529-C - assumed 5% return	1,000.00	1,017.65	7.27	1.45
Class 529-E - actual return	1,000.00	1,047.07	4.68	.92
Class 529-E - assumed 5% return	1,000.00	1,020.29	4.62	.92
Class 529-F-1 - actual return	1,000.00	1,049.89	2.34	.46
Class 529-F-1 - assumed 5% return	1,000.00	1,022.58	2.31	.46
Class R-1 - actual return	1,000.00	1,045.43	6.97	1.37
Class R-1 - assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class R-2 - actual return	1,000.00	1,045.02	6.81	1.34
Class R-2 - assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class R-2E - actual return	1,000.00	1,047.03	5.45	1.07
Class R-2E - assumed 5% return	1,000.00	1,019.54	5.37	1.07
Class R-3 - actual return	1,000.00	1,047.55	4.68	.92
Class R-3 - assumed 5% return	1,000.00	1,020.29	4.62	.92
Class R-4 - actual return	1,000.00	1,048.93	3.21	.63
Class R-4 - assumed 5% return	1,000.00	1,021.73	3.17	.63
Class R-5E - actual return	1,000.00	1,049.08	2.70	.53
Class R-5E - assumed 5% return	1,000.00	1,022.23	2.66	.53
Class R-5 - actual return	1,000.00	1,050.39	1.68	.33
Class R-5 - assumed 5% return	1,000.00	1,023.22	1.66	.33
Class R-6 - actual return	1,000.00	1,050.63	1.48	.29
Class R-6 - assumed 5% return	1,000.00	1,023.42	1.46	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

36	American Balanced Fund

American Balanced Fund®

Investment portfolio

December 31, 2015

Common stocks 60.71% Financials 10.76%	Shares	Value (000)
Wells Fargo & Co.	32,477,000	$1,765,450
Berkshire Hathaway Inc., Class A1	8,179	1,617,806
JPMorgan Chase & Co.	21,561,000	1,423,673
ACE Ltd.	4,815,000	562,633
Citigroup Inc.	10,500,000	543,375
SunTrust Banks, Inc.	12,500,000	535,500
Capital One Financial Corp.	5,059,000	365,159
PNC Financial Services Group, Inc.	3,275,000	312,140
Goldman Sachs Group, Inc.	1,506,700	271,553
American Express Co.	3,270,000	227,428
Weyerhaeuser Co.1	7,000,000	209,860
U.S. Bancorp	4,700,000	200,549
Chubb Corp.	1,500,000	198,960
BlackRock, Inc.	550,000	187,286
Legal & General Group PLC2	30,000,000	118,314
Bank of America Corp.	7,000,000	117,810
American Tower Corp.	1,215,000	117,794
Crown Castle International Corp.	1,190,446	102,914
CNO Financial Group, Inc.	4,904,120	93,620
Sumitomo Mitsui Financial Group, Inc. (ADR)	8,500,000	64,515
Iron Mountain Inc.	1,002,000	27,064
Intercontinental Exchange, Inc.	97,000	24,857
HDFC Bank Ltd.2	740,000	14,792
		9,103,052
Consumer discretionary 9.88%
Amazon.com, Inc.1	2,954,000	1,996,579
Comcast Corp., Class A	34,370,000	1,939,499
Home Depot, Inc.	13,309,349	1,760,161
Twenty-First Century Fox, Inc., Class A	31,102,306	844,739
VF Corp.	5,201,000	323,762
Walt Disney Co.	3,070,000	322,596
Target Corp.	2,700,000	196,047
Time Warner Inc.	3,000,000	194,010
CBS Corp., Class B	3,485,000	164,248
NIKE, Inc., Class B	2,190,000	136,875
Macy’s, Inc.	3,700,000	129,426
General Motors Co.	3,500,000	119,035
Charter Communications, Inc., Class A1	610,000	111,691
Hasbro, Inc.	1,200,000	80,832
Liberty Global PLC, Class C1	503,500	20,528
Gentex Corp.	856,000	13,704
		8,353,732

American Balanced Fund — Page 1 of 30

Common stocks Information technology 9.79%	Shares	Value (000)
Microsoft Corp.	61,250,000	$3,398,150
Intel Corp.	19,005,100	654,726
Avago Technologies Ltd.	4,124,500	598,671
ASML Holding NV (New York registered)	4,944,401	438,915
ASML Holding NV2	1,723,143	153,560
Texas Instruments Inc.	9,282,000	508,746
VeriSign, Inc.1	5,400,000	471,744
TE Connectivity Ltd.	6,655,000	429,980
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	17,650,000	401,537
Cisco Systems, Inc.	11,500,000	312,283
Alphabet Inc., Class A1	171,000	133,040
Alphabet Inc., Class C1	171,535	130,174
Visa Inc., Class A	3,292,000	255,295
KLA-Tencor Corp.	2,367,000	164,151
Analog Devices, Inc.	2,700,000	149,364
salesforce.com, inc.1	905,000	70,952
MasterCard Inc., Class A	95,000	9,249
		8,280,537
Consumer staples 8.18%
Philip Morris International Inc.	24,692,000	2,170,674
Coca-Cola Co.	37,468,000	1,609,625
Procter & Gamble Co.	10,060,000	798,865
Kraft Heinz Co.	9,986,850	726,643
Mondelez International, Inc.	10,000,000	448,400
Reynolds American Inc.	6,401,800	295,443
Costco Wholesale Corp.	1,547,326	249,893
Kroger Co.	5,170,000	216,261
Walgreens Boots Alliance, Inc.	2,500,000	212,888
CVS Health Corp.	1,790,000	175,008
British American Tobacco PLC2	190,000	10,552
		6,914,252
Health care 6.37%
UnitedHealth Group Inc.	9,132,500	1,074,347
Merck & Co., Inc.	19,132,406	1,010,574
Express Scripts Holding Co.1	7,590,000	663,442
Johnson & Johnson	5,610,000	576,259
Bristol-Myers Squibb Co.	7,140,000	491,161
Medtronic PLC	5,851,000	450,059
Pfizer Inc.	13,240,000	427,387
Thermo Fisher Scientific Inc.	1,321,000	187,384
Roche Holding AG, non-registered shares, non-voting2	500,000	137,794
Baxalta Inc.	2,500,000	97,575
Abbott Laboratories	1,980,000	88,922
Gilead Sciences, Inc.	750,000	75,892
Amgen Inc.	434,000	70,451
Baxter International Inc.	502,800	19,182
Kite Pharma, Inc.1	273,000	16,822
		5,387,251
Industrials 6.03%
Lockheed Martin Corp.	6,194,037	1,345,035
Boeing Co.	8,302,000	1,200,386
General Electric Co.	21,500,000	669,725

American Balanced Fund — Page 2 of 30

Common stocks Industrials (continued)	Shares	Value (000)
United Technologies Corp.	3,010,000	$289,171
Deere & Co.	3,710,000	282,962
Union Pacific Corp.	3,125,000	244,375
Parker-Hannifin Corp.	2,500,000	242,450
Nielsen Holdings PLC	5,000,000	233,000
Cummins Inc.	1,822,457	160,394
Norfolk Southern Corp.	1,598,900	135,251
Rockwell Automation	1,000,000	102,610
Caterpillar Inc.	1,300,000	88,348
General Dynamics Corp.	350,000	48,076
TransDigm Group Inc.1	146,000	33,354
Rockwell Collins, Inc.	311,700	28,770
		5,103,907
Energy 3.87%
ConocoPhillips	12,010,000	560,747
Royal Dutch Shell PLC, Class B (ADR)	9,868,000	454,323
Royal Dutch Shell PLC, Class B2	4,000,000	91,337
Chevron Corp.	5,444,755	489,810
Enbridge Inc.	11,690,000	387,991
Noble Energy, Inc.	10,178,229	335,169
Baker Hughes Inc.	4,036,764	186,297
Phillips 66	2,180,000	178,324
Concho Resources Inc.1	1,559,000	144,769
BP PLC2	26,000,000	135,484
TOTAL SA2	1,466,797	65,325
TOTAL SA (ADR)	821,656	36,933
Weatherford International PLC1	9,000,000	75,510
Suncor Energy Inc.	2,000,000	51,630
Southwestern Energy Co.1	5,000,000	35,550
Schlumberger Ltd.	345,000	24,064
Kinder Morgan, Inc.	690,000	10,295
Oceaneering International, Inc.	180,000	6,753
		3,270,311
Materials 2.23%
E.I. du Pont de Nemours and Co.	10,807,388	719,772
Praxair, Inc.	5,580,407	571,434
LyondellBasell Industries NV	2,642,100	229,598
Dow Chemical Co.	3,500,000	180,180
Potash Corp. of Saskatchewan Inc.	6,300,569	107,866
Nucor Corp.	2,000,000	80,600
		1,889,450
Telecommunication services 0.17%
AT&T Inc.	3,366,000	115,824
TDC A/S2	2,810,000	13,940
Verizon Communications Inc.	252,000	11,647
		141,411
Utilities 0.14%
PG&E Corp.	2,000,000	106,380
National Grid PLC2	1,140,000	15,680
		122,060

American Balanced Fund — Page 3 of 30

Common stocks Miscellaneous 3.29%	Shares	Value (000)
Other common stocks in initial period of acquisition		$2,781,628
Total common stocks (cost: $33,736,116,000)		51,347,591
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative3	7,440	4,908
Total preferred securities (cost: $5,208,000)		4,908
Bonds, notes & other debt instruments 33.39% U.S. Treasury bonds & notes 11.55% U.S. Treasury 8.74%	Principal amount (000)
U.S. Treasury 0.625% 2016	$136,450	136,439
U.S. Treasury 1.50% 2016	375,000	376,789
U.S. Treasury 4.50% 2016	58,500	58,784
U.S. Treasury 0.625% 20184	780,000	770,429
U.S. Treasury 1.125% 2018	210,000	209,687
U.S. Treasury 1.25% 2018	255,000	254,709
U.S. Treasury 1.50% 2019	44,000	43,845
U.S. Treasury 1.75% 2019	110,000	110,782
U.S. Treasury 1.25% 2020	617,000	607,696
U.S. Treasury 1.375% 2020	1,232,875	1,211,546
U.S. Treasury 1.375% 2020	120,325	118,290
U.S. Treasury 1.375% 2020	78,000	77,071
U.S. Treasury 1.50% 2020	543,025	538,675
U.S. Treasury 1.625% 2020	692,750	688,850
U.S. Treasury 1.75% 2022	510,500	500,510
U.S. Treasury 2.00% 2022	179,750	178,822
U.S. Treasury 2.00% 2022	35,000	35,086
U.S. Treasury 2.125% 2022	62,250	62,588
U.S. Treasury 2.25% 2024	75,000	74,978
U.S. Treasury 2.00% 2025	432,518	421,731
U.S. Treasury 2.00% 2025	30,000	29,325
U.S. Treasury 2.125% 2025	129,450	127,721
U.S. Treasury 5.50% 2028	40,000	53,244
U.S. Treasury 5.375% 2031	20,000	27,128
U.S. Treasury 2.75% 2042	32,950	31,531
U.S. Treasury 2.875% 2043	86,410	84,338
U.S. Treasury 3.125% 2043	48,025	49,275
U.S. Treasury 3.125% 2044	39,797	40,714
U.S. Treasury 3.625% 2044	66,625	75,016
U.S. Treasury 2.50% 2045	115,000	103,293
U.S. Treasury 2.875% 2045	110,000	106,941
U.S. Treasury 3.00% 2045	135,275	134,768
U.S. Treasury 3.00% 2045	51,435	51,329
		7,391,930
U.S. Treasury inflation-protected securities 2.81%
U.S. Treasury Inflation-Protected Security 0.125% 20165	88,680	88,329
U.S. Treasury Inflation-Protected Security 2.50% 20165	119,303	121,206
U.S. Treasury Inflation-Protected Security 2.125% 20195	55,390	58,630
U.S. Treasury Inflation-Protected Security 0.125% 20205	156,966	155,093

American Balanced Fund — Page 4 of 30

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 20245	$56,344	$53,563
U.S. Treasury Inflation-Protected Security 0.625% 20245	498,045	492,802
U.S. Treasury Inflation-Protected Security 0.25% 20255	112,969	107,888
U.S. Treasury Inflation-Protected Security 0.375% 20255	491,741	476,347
U.S. Treasury Inflation-Protected Security 2.375% 20255	63,089	71,787
U.S. Treasury Inflation-Protected Security 1.75% 20285	30,540	33,399
U.S. Treasury Inflation-Protected Security 0.75% 20425	130,746	115,072
U.S. Treasury Inflation-Protected Security 0.625% 20435	3,310	2,806
U.S. Treasury Inflation-Protected Security 1.375% 20445	293,578	299,122
U.S. Treasury Inflation-Protected Security 0.75% 20455	338,735	295,800
		2,371,844
Total U.S. Treasury bonds & notes		9,763,774
Corporate bonds & notes 10.97% Financials 3.12%
ACE INA Holdings Inc. 2.30% 2020	7,635	7,589
ACE INA Holdings Inc. 2.875% 2022	25,665	25,509
ACE INA Holdings Inc. 3.15% 2025	23,495	23,262
ACE INA Holdings Inc. 3.35% 2026	8,660	8,646
ACE INA Holdings Inc. 4.35% 2045	16,170	16,474
Alexandria Real Estate Equities, Inc. 4.30% 2026	15,720	15,541
American Campus Communities, Inc. 3.35% 2020	5,815	5,815
American Campus Communities, Inc. 3.75% 2023	7,915	7,801
American Campus Communities, Inc. 4.125% 2024	12,175	12,112
American Express Co. 6.15% 2017	22,800	24,419
American Express Credit Co. 1.55% 2017	15,465	15,463
American International Group, Inc. 2.30% 2019	15,000	14,887
American International Group, Inc. 3.75% 2025	9,100	9,042
American International Group, Inc. 3.875% 2035	15,000	13,272
American Tower Corp. 3.40% 2019	13,550	13,912
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,588
AXA SA, Series B, junior subordinated 6.379% (undated)3	6,680	7,214
Banco Nacional de Comercio Exterior SNC 4.375% 20253	5,000	4,950
Bank of America Corp. 3.75% 2016	21,955	22,233
Bank of America Corp. 2.625% 2020	20,000	19,779
Bank of America Corp. 5.625% 2020	15,500	17,240
Bank of America Corp. 3.875% 2025	30,600	31,128
Bank of America Corp., Series L, 3.625% 2016	13,820	13,892
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,009
Bank of Nova Scotia 4.50% 2025	24,000	23,939
Barclays Bank PLC 2.50% 2019	11,095	11,125
Barclays Bank PLC 3.65% 2025	35,460	34,143
BB&T Corp. 2.45% 2020	37,000	37,268
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,197
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,591
Berkshire Hathaway Inc. 2.90% 2020	9,500	9,855
BNP Paribas 3.60% 2016	13,000	13,048
BNP Paribas 4.375% 20253	9,700	9,520
Boston Properties, Inc. 3.70% 2018	20,000	20,734
BPCE SA group 5.70% 20233	8,000	8,423
BPCE SA group 4.00% 2024	4,700	4,876
BPCE SA group 4.625% 20243	7,200	7,017
BPCE SA group 5.15% 20243	11,355	11,471

American Balanced Fund — Page 5 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Brandywine Operating Partnership, LP 3.95% 2023	$1,639	$1,599
Capital One Financial Corp. 3.20% 2025	20,000	19,382
Charles Schwab Corp. 3.45% 2026	7,985	8,131
Citigroup Inc. 3.953% 2016	6,050	6,134
Citigroup Inc. 8.50% 2019	8,416	10,061
Citigroup Inc. 2.65% 2020	25,000	24,846
Citigroup Inc. 4.45% 2027	26,680	26,581
CME Group Inc. 5.30% 2043	3,135	3,597
CNA Financial Corp. 6.50% 2016	13,500	13,903
CNA Financial Corp. 3.95% 2024	9,910	9,888
Corporate Office Properties LP 5.25% 2024	30,030	30,773
Corporate Office Properties LP 5.00% 2025	6,735	6,632
Corporate Office Properties Trust 3.60% 2023	12,100	11,174
Credit Agricole SA 4.375% 20253	13,865	13,453
Credit Suisse Group AG 1.70% 2018	12,000	11,919
Credit Suisse Group AG 3.80% 20223	10,000	10,011
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 20453	7,000	6,930
DDR Corp. 3.50% 2021	7,000	6,954
DDR Corp. 3.625% 2025	15,075	14,260
DDR Corp. 4.25% 2026	7,370	7,204
Developers Diversified Realty Corp. 9.625% 2016	1,825	1,854
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,625
Discover Financial Services 4.20% 2023	12,715	13,012
EPR Properties 4.50% 2025	4,460	4,251
ERP Operating LP 5.375% 2016	13,000	13,299
ERP Operating LP 4.75% 2020	12,000	12,981
Essex Portfolio L.P. 3.875% 2024	21,515	21,536
Essex Portfolio L.P. 3.50% 2025	21,965	21,174
Goldman Sachs Group, Inc. 3.625% 2016	46,650	46,769
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,303
Goldman Sachs Group, Inc. 2.55% 2019	66,250	66,298
Goldman Sachs Group, Inc. 2.60% 2020	24,575	24,544
Goldman Sachs Group, Inc. 2.75% 2020	27,225	27,243
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,150
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,776
Goldman Sachs Group, Inc. 3.85% 2024	14,700	15,035
Goldman Sachs Group, Inc. 3.50% 2025	5,200	5,124
Goldman Sachs Group, Inc. 4.75% 2045	7,025	7,004
HCP, Inc. 5.375% 2021	15,000	16,359
Hospitality Properties Trust 6.30% 2016	12,631	12,674
Hospitality Properties Trust 6.70% 2018	23,400	24,765
Hospitality Properties Trust 5.00% 2022	4,350	4,474
Hospitality Properties Trust 4.50% 2023	16,130	16,076
Hospitality Properties Trust 4.50% 2025	5,500	5,291
HSBC Holdings PLC 4.25% 2024	8,000	8,051
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,186
Intercontinentalexchange, Inc. 2.75% 2020	23,185	23,205
Intercontinentalexchange, Inc. 3.75% 2025	13,175	13,236
Intesa Sanpaolo SpA 5.017% 20243	26,160	25,794
JPMorgan Chase & Co. 1.35% 2017	23,520	23,477
JPMorgan Chase & Co. 2.25% 2020	42,185	41,541
JPMorgan Chase & Co. 2.55% 2020	71,680	71,090
JPMorgan Chase & Co. 3.25% 2022	12,000	12,089
JPMorgan Chase & Co. 3.875% 2024	25,000	24,927

American Balanced Fund — Page 6 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.125% 2025	$2,450	$2,386
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	35,000	34,956
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,000	27,281
Keybank National Association 2.50% 2019	17,000	17,039
Kimco Realty Corp. 5.70% 2017	6,180	6,495
Kimco Realty Corp. 3.40% 2022	15,690	15,575
Kimco Realty Corp. 3.125% 2023	11,705	11,352
Kimco Realty Corp., Series C, 5.783% 2016	14,000	14,133
Leucadia National Corp. 5.50% 2023	830	812
Liberty Mutual Group Inc. 4.25% 20233	3,000	3,055
Lloyds Banking Group PLC 2.30% 2018	6,215	6,246
Lloyds Banking Group PLC 4.50% 2024	17,000	17,291
Lloyds Banking Group PLC 3.50% 2025	11,200	11,261
MetLife Global Funding I 2.30% 20193	10,120	10,143
MetLife Global Funding I 2.00% 20203	6,125	6,006
MetLife Global Funding I 2.50% 20203	46,300	46,088
Metlife, Inc. 3.60% 2024	12,375	12,720
Metlife, Inc. 3.60% 2025	10,395	10,488
MetLife, Inc. 4.05% 2045	11,285	10,481
MetLife, Inc. 5.25% 2049	9,700	9,894
Morgan Stanley 3.80% 2016	5,700	5,749
Morgan Stanley 4.00% 2025	8,950	9,242
Morgan Stanley 4.30% 2045	8,765	8,391
Nationwide Mutual Insurance Co. 2.802% 20243,6	8,150	7,898
New York Life Global Funding 2.10% 20193	15,000	15,030
New York Life Global Funding 1.95% 20203	16,000	15,700
Nordea Bank AB 2.50% 20203	39,175	39,003
PNC Bank 2.40% 2019	14,800	14,866
PNC Bank 2.45% 2020	7,285	7,260
PNC Bank 2.60% 2020	30,000	30,019
PNC Financial Services Group, Inc. 3.90% 2024	23,800	24,422
Prologis, Inc. 4.25% 2023	20,000	21,079
Prologis, Inc. 3.75% 2025	14,770	14,681
Prudential Financial, Inc. 2.30% 2018	7,595	7,655
Prudential Financial, Inc. 3.50% 2024	28,600	28,793
QBE Insurance Group Ltd. 2.40% 20183	19,300	19,330
Rabobank Nederland 2.25% 2019	15,000	15,059
Rabobank Nederland 3.375% 2025	7,200	7,144
Rabobank Nederland 4.375% 2025	20,125	20,511
Scentre Group 2.375% 20193	14,845	14,662
Scentre Group 2.375% 20213	20,430	19,638
Scentre Group 3.25% 20253	10,135	9,532
Scentre Group 3.50% 20253	33,445	32,520
Select Income REIT 3.60% 2020	8,000	8,063
Select Income REIT 4.50% 2025	4,690	4,369
Simon Property Group, LP 1.50% 20183	13,825	13,717
Skandinaviska Enskilda 2.625% 20203	22,300	22,246
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,647
Svenska Handelsbanken AB 2.25% 2019	10,000	10,019
TD Ameritrade Holding Co. 2.95% 2022	12,970	12,867
Travelers Property Casualty Corp. 4.30% 2045	12,905	13,042
UBS Group AG 2.95% 20203	20,000	19,837
UBS Group AG 4.125% 20253	28,250	28,137
UDR, Inc. 4.00% 2025	3,460	3,501

American Balanced Fund — Page 7 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Unum Group 5.625% 2020	$345	$380
Unum Group 3.875% 2025	5,045	4,976
US Bancorp. 3.70% 2024	18,000	18,875
US Bancorp., Series T, 1.65% 2017	11,500	11,537
US Bancorp., junior subordinated 5.125% (undated)	7,810	7,856
US Bank NA 2.125% 2019	30,000	30,005
WEA Finance LLC 2.70% 20193	5,395	5,357
WEA Finance LLC 3.25% 20203	32,500	32,673
WEA Finance LLC 3.75% 20243	22,800	22,716
Wells Fargo & Co. 1.25% 2016	3,000	3,005
Wells Fargo & Co. 3.676% 2016	19,000	19,238
Wells Fargo & Co. 2.55% 2020	28,235	28,113
Wells Fargo & Co. 2.60% 2020	21,000	20,969
Wells Fargo & Co. 4.60% 2021	25,000	27,272
Wells Fargo & Co. 3.55% 2025	13,000	13,135
Wells Fargo & Co. 4.90% 2045	21,700	21,954
Westpac Banking Corp. 2.60% 2020	30,000	30,023
		2,637,044
Health care 1.68%
AbbVie Inc. 1.75% 2017	8,000	7,988
AbbVie Inc. 2.50% 2020	10,400	10,308
AbbVie Inc. 3.20% 2022	5,685	5,607
AbbVie Inc. 3.60% 2025	48,940	48,402
AbbVie Inc. 4.50% 2035	10,360	10,176
AbbVie Inc. 4.40% 2042	6,820	6,393
AbbVie Inc. 4.70% 2045	19,000	18,654
Actavis Funding SCS 3.00% 2020	26,950	26,996
Actavis Funding SCS 3.45% 2022	32,390	32,486
Actavis Funding SCS 3.85% 2024	15,000	15,059
Actavis Funding SCS 3.80% 2025	25,550	25,471
Actavis Funding SCS 4.55% 2035	18,870	18,399
Actavis Funding SCS 4.75% 2045	49,500	48,443
AmerisourceBergen Corp. 3.25% 2025	2,170	2,106
AmerisourceBergen Corp. 4.25% 2045	2,045	1,886
Amgen Inc. 2.70% 2022	21,240	20,648
AstraZeneca PLC 3.375% 2025	86,820	86,379
AstraZeneca PLC 4.375% 2045	9,945	10,008
Baxalta Inc. 2.875% 20203	18,020	17,822
Baxalta Inc. 4.00% 20253	29,020	28,790
Bayer AG 2.375% 20193	24,345	24,380
Baylor Scott & White Holdings 4.185% 2045	7,400	7,027
Becton, Dickinson and Co. 3.734% 2024	6,270	6,339
Biogen Inc. 3.625% 2022	19,850	20,102
Biogen Inc. 4.05% 2025	44,116	44,431
Biogen Inc. 5.20% 2045	16,554	16,621
Boston Scientific Corp. 3.375% 2022	38,500	38,053
Boston Scientific Corp. 3.85% 2025	57,300	56,499
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	1,997
Celgene Corp 3.55% 2022	29,470	29,801
Celgene Corp. 3.625% 2024	32,655	32,191
Celgene Corp. 3.875% 2025	53,465	53,401
Celgene Corp. 4.625% 2044	17,030	16,147
Celgene Corp. 5.00% 2045	25,640	25,837

American Balanced Fund — Page 8 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
DENTSPLY International Inc. 2.75% 2016	$9,830	$9,904
EMD Finance LLC 2.40% 20203	24,900	24,266
EMD Finance LLC 2.95% 20223	12,850	12,424
EMD Finance LLC 3.25% 20253	50,700	48,132
Express Scripts Inc. 3.125% 2016	5,000	5,034
Gilead Sciences, Inc. 3.05% 2016	11,425	11,620
Gilead Sciences, Inc. 2.35% 2020	10,000	10,014
Gilead Sciences, Inc. 3.25% 2022	9,040	9,114
Gilead Sciences, Inc. 3.70% 2024	9,880	10,132
Gilead Sciences, Inc. 3.65% 2026	6,020	6,081
Gilead Sciences, Inc. 4.60% 2035	16,660	16,963
Humana Inc. 3.15% 2022	20,000	19,483
Laboratory Corporation of America Holdings 3.20% 2022	7,240	7,118
Laboratory Corporation of America Holdings 3.60% 2025	8,835	8,542
McKesson Corp. 3.796% 2024	10,000	10,070
Medtronic, Inc. 2.50% 2020	14,580	14,696
Medtronic, Inc. 3.50% 2025	39,900	40,420
Medtronic, Inc. 4.375% 2035	7,715	7,810
Medtronic, Inc. 4.625% 2045	8,220	8,496
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,500	1,444
Pfizer Inc. 7.20% 2039	485	669
Quest Diagnostics Inc. 4.70% 2045	1,340	1,211
Roche Holdings, Inc. 2.875% 20213	22,000	22,313
Roche Holdings, Inc. 3.00% 20253	19,000	18,806
St. Jude Medical, Inc. 2.80% 2020	13,870	13,890
Thermo Fisher Scientific Inc. 1.30% 2017	15,000	14,951
Thermo Fisher Scientific Inc. 2.40% 2019	13,375	13,383
Thermo Fisher Scientific Inc. 3.30% 2022	4,550	4,548
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,325
Trinity Health Corp 4.125% 2045	3,000	2,851
UnitedHealth Group Inc. 1.40% 2017	10,000	9,974
UnitedHealth Group Inc. 6.00% 2017	20,170	21,462
UnitedHealth Group Inc. 6.00% 2018	35,000	38,080
UnitedHealth Group Inc. 3.35% 2022	15,405	15,773
UnitedHealth Group Inc. 3.75% 2025	16,475	17,020
WellPoint, Inc. 2.25% 2019	15,500	15,420
Zimmer Holdings, Inc. 2.70% 2020	12,915	12,770
Zimmer Holdings, Inc. 3.15% 2022	37,265	36,687
Zimmer Holdings, Inc. 3.55% 2025	22,615	22,030
Zimmer Holdings, Inc. 4.25% 2035	5,270	4,929
Zimmer Holdings, Inc. 4.45% 2045	25,000	23,070
		1,418,772
Consumer discretionary 1.31%
21st Century Fox America, Inc. 3.70% 20253	11,920	11,923
Amazon.com, Inc. 3.80% 2024	53,575	55,865
Amazon.com, Inc. 4.80% 2034	20,000	21,112
Amazon.com, Inc. 4.95% 2044	23,500	25,135
American Honda Finance Corp. 2.25% 2019	16,500	16,551
American Honda Finance Corp. 2.45% 2020	16,100	16,143
CBS Corp. 3.50% 2025	15,000	14,337
CBS Corp. 4.60% 2045	25,000	21,529
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 20223	26,720	26,657
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 20253	57,500	57,530

American Balanced Fund — Page 9 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 20353	$17,125	$17,321
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 20453	12,525	12,562
Comcast Corp. 6.30% 2017	16,750	18,229
Comcast Corp. 3.375% 2025	19,215	19,488
Comcast Corp. 6.45% 2037	15,000	18,703
Comcast Corp. 4.65% 2042	2,500	2,550
Comcast Corp. 4.60% 2045	20,000	20,297
DaimlerChrysler North America Holding Corp. 1.375% 20173	15,125	14,992
DaimlerChrysler North America Holding Corp. 2.40% 20173	12,000	12,065
DaimlerChrysler North America Holding Corp. 2.25% 20193	13,000	12,815
DaimlerChrysler North America Holding Corp. 2.25% 20203	24,674	24,136
DaimlerChrysler North America Holding Corp. 2.875% 20213	14,900	14,709
DaimlerChrysler North America Holding Corp. 3.25% 20243	7,570	7,387
DaimlerChrysler North America Holding Corp. 3.30% 20253	8,900	8,641
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	7,100	6,638
Ford Motor Credit Co. 1.70% 2016	17,000	17,018
Ford Motor Credit Co. 2.50% 2016	13,000	13,003
Ford Motor Credit Co. 1.50% 2017	8,500	8,442
Ford Motor Credit Co. 2.145% 2018	15,485	15,437
Ford Motor Credit Co. 2.375% 2018	8,990	8,974
Ford Motor Credit Co. 2.551% 2018	9,015	8,957
Ford Motor Credit Co. 2.597% 2019	26,735	26,276
Ford Motor Credit Co. 2.459% 2020	18,090	17,563
Ford Motor Credit Co. 3.157% 2020	30,400	30,341
Ford Motor Credit Co. 3.20% 2021	9,000	8,950
Ford Motor Credit Co. 3.219% 2022	16,000	15,687
Ford Motor Credit Co. 4.375% 2023	15,475	15,932
Ford Motor Credit Co. 3.664% 2024	10,000	9,750
Ford Motor Credit Co. 4.134% 2025	28,300	28,269
General Motors Co. 4.00% 2025	6,075	5,777
General Motors Financial Co. 3.10% 2019	18,400	18,390
General Motors Financial Co. 3.50% 2019	4,685	4,706
General Motors Financial Co. 3.70% 2020	42,325	42,504
General Motors Financial Co. 4.375% 2021	5,500	5,587
General Motors Financial Co. 3.45% 2022	52,100	50,076
General Motors Financial Co. 4.25% 2023	1,500	1,486
General Motors Financial Co. 4.30% 2025	8,175	7,948
Home Depot, Inc. 4.40% 2021	15,000	16,532
Home Depot, Inc. 3.35% 2025	3,350	3,429
Home Depot, Inc. 5.95% 2041	7,500	9,351
Johnson Controls, Inc. 1.40% 2017	10,000	9,901
McDonald’s Corp. 2.75% 2020	12,720	12,728
McDonald’s Corp. 3.70% 2026	17,905	17,932
NBC Universal Enterprise, Inc. 5.25% (undated)3	475	505
NBCUniversal Media, LLC 2.875% 2016	12,000	12,059
Nordstrom, Inc. 4.00% 2021	6,245	6,610
Thomson Reuters Corp. 1.65% 2017	4,965	4,942
Thomson Reuters Corp. 6.50% 2018	20,815	22,995
Thomson Reuters Corp. 4.30% 2023	4,500	4,606
Thomson Reuters Corp. 5.65% 2043	2,000	2,098
Time Warner Cable Inc. 6.75% 2018	20,000	21,838
Time Warner Inc. 3.60% 2025	66,100	64,504
Time Warner Inc. 3.875% 2026	25,000	24,846

American Balanced Fund — Page 10 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 2.15% 2020	$18,500	$18,514
Volkswagen International Finance NV 2.375% 20173	16,000	15,948
		1,107,726
Energy 1.30%
Anadarko Petroleum Corp. 5.95% 2016	14,500	14,902
Anadarko Petroleum Corp. 6.45% 2036	685	662
APT Pipelines Ltd. 4.20% 20253	27,300	25,701
BG Energy Capital PLC 2.875% 20163	8,325	8,416
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,183
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,522
Cenovus Energy Inc. 3.00% 2022	2,000	1,777
Cenovus Energy Inc. 3.80% 2023	20,710	18,791
Chevron Corp. 2.419% 2020	23,000	22,901
Chevron Corp. 3.326% 2025	13,700	13,816
Devon Energy Corp. 2.25% 2018	12,060	11,017
Devon Energy Corp. 5.00% 2045	25,840	19,648
Diamond Offshore Drilling, Inc. 4.875% 2043	36,530	22,313
Ecopetrol SA 5.375% 2026	13,385	11,427
Enbridge Energy Partners, LP 9.875% 2019	11,250	12,823
Enbridge Energy Partners, LP 4.375% 2020	15,730	15,367
Enbridge Energy Partners, LP 4.20% 2021	300	287
Enbridge Energy Partners, LP 5.875% 2025	48,445	46,780
Enbridge Energy Partners, LP 5.50% 2040	15,000	11,500
Enbridge Energy Partners, LP 7.375% 2045	19,575	18,808
Enbridge Energy Partners, LP, Series B, 6.50% 2018	17,370	18,210
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	11,729
Enbridge Inc. 5.60% 2017	10,000	10,289
Enbridge Inc. 4.00% 2023	45,000	39,878
Energy Transfer Partners, LP 4.15% 2020	11,500	10,624
Energy Transfer Partners, LP 4.75% 2026	20,600	17,765
Energy Transfer Partners, LP 6.125% 2045	14,990	12,233
EnLink Midstream Partners, LP 4.40% 2024	16,245	12,890
EnLink Midstream Partners, LP 4.15% 2025	37,740	29,102
EnLink Midstream Partners, LP 5.05% 2045	9,405	5,848
Ensco PLC 5.20% 2025	8,370	5,969
Enterprise Products Operating LLC 5.20% 2020	6,355	6,675
Enterprise Products Operating LLC 3.90% 2024	16,545	15,469
Enterprise Products Operating LLC 3.70% 2026	3,140	2,825
Enterprise Products Operating LLC 4.90% 2046	11,905	9,761
Exxon Mobil Corp. 1.912% 2020	18,000	17,867
Halliburton Co. 3.375% 2022	12,525	12,339
Halliburton Co. 3.80% 2025	34,090	33,256
Halliburton Co. 5.00% 2045	26,970	26,703
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	18,216
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	18,505
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	4,731
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	3,568
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	11,442
Kinder Morgan Energy Partners, LP 4.25% 2024	10,545	8,993
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	9,957
Kinder Morgan Energy Partners, LP 5.50% 2044	4,571	3,576
Kinder Morgan, Inc. 3.05% 2019	17,150	15,893
Kinder Morgan, Inc. 4.30% 2025	19,285	16,702

American Balanced Fund — Page 11 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.30% 2034	$8,205	$6,480
Kinder Morgan, Inc. 5.55% 2045	10,500	8,225
Noble Corp PLC 5.95% 2025	8,745	6,045
Petróleos Mexicanos 3.50% 2023	22,000	19,250
Petróleos Mexicanos 5.50% 2044	6,800	5,150
Petróleos Mexicanos 5.625% 20463	25,290	19,447
Phillips 66 Partners LP 3.605% 2025	5,380	4,733
Pioneer Natural Resources Co. 3.45% 2021	11,530	10,663
Pioneer Natural Resources Co. 4.45% 2026	6,370	5,748
Schlumberger BV 3.00% 20203	14,535	14,366
Schlumberger BV 3.625% 20223	40,865	40,448
Schlumberger BV 4.00% 20253	29,240	28,928
Shell International Finance BV 2.25% 2020	57,450	56,653
Southwestern Energy Co. 4.95% 2025	12,055	7,610
Spectra Energy Partners, LP 4.75% 2024	7,030	6,824
Statoil ASA 3.125% 2017	16,500	16,931
Statoil ASA 2.75% 2021	5,395	5,370
Statoil ASA 3.25% 2024	1,690	1,662
Statoil ASA 4.25% 2041	6,000	5,677
StatoilHydro ASA 1.80% 2016	16,000	16,099
TC PipeLines, LP 4.375% 2025	20,235	17,806
TransCanada PipeLines Ltd. 5.00% 2043	22,000	20,308
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	6,410	5,951
Transocean Inc. 7.13% 2021	7,050	4,574
Western Gas Partners LP 3.95% 2025	3,730	3,139
Williams Partners LP 4.50% 2023	12,400	10,060
Williams Partners LP 4.30% 2024	16,170	12,841
Williams Partners LP 3.90% 2025	12,000	9,038
Williams Partners LP 4.00% 2025	4,800	3,601
Williams Partners LP 5.40% 2044	1,915	1,287
Williams Partners LP 5.10% 2045	13,795	9,104
Woodside Petroleum Ltd. 3.65% 20253	12,400	11,012
		1,096,686
Consumer staples 0.93%
Altria Group, Inc. 9.25% 2019	5,067	6,209
Altria Group, Inc. 2.625% 2020	14,760	14,801
Altria Group, Inc. 2.95% 2023	12,000	11,698
Altria Group, Inc. 4.00% 2024	7,400	7,680
Altria Group, Inc. 9.95% 2038	13,500	21,705
Altria Group, Inc. 4.50% 2043	13,700	13,044
Altria Group, Inc. 5.375% 2044	16,245	17,536
Anheuser-Busch InBev NV 7.75% 2019	20,000	23,132
British American Tobacco International Finance PLC 2.125% 20173	16,000	16,106
British American Tobacco International Finance PLC 9.50% 20183	11,955	14,280
British American Tobacco International Finance PLC 3.50% 20223	17,905	18,392
British American Tobacco International Finance PLC 3.95% 20253	16,500	17,019
Coca-Cola Co. 1.80% 2016	17,500	17,611
CVS Caremark Corp. 2.25% 2019	10,960	10,959
CVS Caremark Corp. 3.875% 2025	8,815	9,015
CVS Caremark Corp. 5.125% 2045	13,300	14,065
General Mills, Inc. 2.20% 2019	9,235	9,246
Imperial Tobacco Finance PLC 2.05% 20183	16,000	15,937
Imperial Tobacco Finance PLC 3.50% 20233	17,000	16,685

American Balanced Fund — Page 12 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kraft Foods Inc. 2.25% 2017	$4,725	$4,761
Kraft Foods Inc. 3.50% 2022	23,285	23,581
Kroger Co. 5.00% 2042	2,500	2,567
Kroger Co. 5.15% 2043	6,800	7,150
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,533
Mead Johnson Nutrition Co. 4.125% 2025	5,415	5,469
PepsiCo, Inc. 7.90% 2018	15,000	17,585
Pernod Ricard SA 2.95% 20173	35,500	35,952
Pernod Ricard SA 4.45% 20223	9,600	9,969
Philip Morris International Inc. 3.25% 2024	24,300	24,477
Philip Morris International Inc. 3.375% 2025	34,830	35,295
Philip Morris International Inc. 4.25% 2044	6,000	5,810
Reynolds American Inc. 2.30% 2018	5,900	5,941
Reynolds American Inc. 3.25% 2022	11,420	11,315
Reynolds American Inc. 4.00% 2022	6,695	6,974
Reynolds American Inc. 4.85% 2023	12,000	12,854
Reynolds American Inc. 4.45% 2025	34,365	36,028
Reynolds American Inc. 5.70% 2035	1,555	1,709
Reynolds American Inc. 6.15% 2043	1,975	2,246
Reynolds American Inc. 5.85% 2045	63,065	70,323
SABMiller Holdings Inc. 2.45% 20173	20,245	20,404
SABMiller Holdings Inc. 2.20% 20183	18,700	18,667
The JM Smucker Co. 2.50% 2020	3,315	3,295
The JM Smucker Co. 3.00% 2022	4,985	4,967
The JM Smucker Co. 3.50% 2025	21,040	20,985
The JM Smucker Co. 4.375% 2045	12,885	12,587
Tyson Foods, Inc. 3.95% 2024	10,420	10,718
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	19,649
Walgreens Boots Alliance, Inc. 3.80% 2024	21,335	20,753
Wal-Mart Stores, Inc. 2.80% 2016	19,000	19,105
Wal-Mart Stores, Inc. 3.30% 2024	12,295	12,710
WM. Wrigley Jr. Co 3.375% 20203	22,500	22,973
		788,472
Utilities 0.91%
Alabama Power Co. 2.80% 2025	3,555	3,436
Ameren Corp. 3.65% 2026	5,965	5,956
American Electric Power Co. 2.95% 2022	16,090	15,927
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,529
Berkshire Hathaway Energy Co. 3.50% 2025	5,615	5,579
CenterPoint Energy Resources Corp. 4.50% 2021	8,751	9,199
CMS Energy Corp. 8.75% 2019	6,647	7,955
CMS Energy Corp. 5.05% 2022	9,215	10,041
CMS Energy Corp. 3.875% 2024	14,310	14,558
CMS Energy Corp. 3.60% 2025	1,595	1,589
Comision Federal de Electricidad 6.125% 20453	3,000	2,753
Commonwealth Edison Company 4.35% 2045	8,345	8,414
Consumers Energy Co. 3.375% 2023	1,435	1,469
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	10,520	10,513
Dominion Gas Holdings LLC 2.50% 2019	17,885	17,878
Dominion Gas Holdings LLC 2.80% 2020	11,725	11,772
Dominion Gas Holdings LLC 3.60% 2024	13,178	13,067
Duke Energy Corp. 3.95% 2023	7,000	7,221
Duke Energy Corp. 3.75% 2024	69,025	70,108

American Balanced Fund — Page 13 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Progress Inc. 4.15% 2044	$26,190	$25,642
E.ON International Finance BV 5.80% 20183	24,450	26,345
Electricité de France SA 2.35% 20203	21,000	20,700
Electricité de France SA 3.625% 20253	36,545	35,817
Electricité de France SA 6.95% 20393	9,000	11,091
Entergy Corp. 4.70% 2017	9,600	9,846
Exelon Corp. 2.85% 2020	15,000	14,938
MidAmerican Energy Co. 2.40% 2019	5,500	5,546
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	16,539
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	20,560
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	10,314
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,054
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,224
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	13,600	13,484
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	18,270	18,219
Niagara Mohawk Power Corp. 3.508% 20243	6,375	6,409
Northeast Utilities 1.60% 2018	10,000	9,900
Northeast Utilities 3.15% 2025	8,845	8,655
Northern States Power Co. 4.125% 2044	18,000	17,900
NV Energy, Inc 6.25% 2020	10,168	11,564
Ohio Power Co., Series G, 6.60% 2033	165	200
Pacific Gas and Electric Co. 3.25% 2023	6,742	6,771
Pacific Gas and Electric Co. 3.85% 2023	21,430	22,307
Pacific Gas and Electric Co. 3.40% 2024	3,369	3,389
Pacific Gas and Electric Co. 3.75% 2024	20,000	20,645
Pacific Gas and Electric Co. 4.75% 2044	4,930	5,143
Pacific Gas and Electric Co. 4.30% 2045	3,170	3,142
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,688
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,041
PacifiCorp. 3.35% 2025	7,800	7,877
PG&E Corp. 2.40% 2019	9,380	9,369
Public Service Electric and Gas Co., 2.375% 2023	2,075	1,990
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,397
Puget Energy Inc. 3.65% 2025	9,400	9,130
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,750	6,595
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,400	9,477
Puget Sound Energy, Inc., First Lien, 5.625% 2022	14,950	16,616
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,181
Southern California Edison Co. 1.845% 20227	14,323	14,197
Tampa Electric Co. 4.35% 2044	11,410	11,223
Teco Finance, Inc. 5.15% 2020	5,627	6,049
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,7	1,360	1,415
Virginia Electric and Power Co. 3.10% 2025	7,230	7,173
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,601
Xcel Energy Inc. 4.70% 2020	4,845	5,213
Xcel Energy Inc. 3.30% 2025	455	446
		772,986
Information technology 0.52%
Harris Corp. 3.832% 2025	2,615	2,581
Harris Corp. 4.854% 2035	17,195	16,971
Hewlett-Packard Co. 4.40% 20223	28,000	27,936
Intel Corp. 3.70% 2025	33,500	34,697
Intel Corp. 4.90% 2045	14,540	15,407

American Balanced Fund — Page 14 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
International Business Machines Corp. 1.95% 2016	$35,000	$35,213
KLA-Tencor Corp. 4.65% 2024	10,000	10,084
Microsoft Corp. 2.65% 2022	18,000	18,001
Microsoft Corp. 3.125% 2025	28,300	28,500
Microsoft Corp. 4.20% 2035	18,000	18,404
Microsoft Corp. 4.45% 2045	11,485	11,874
Oracle Corp. 2.375% 2019	17,500	17,782
Oracle Corp. 2.80% 2021	6,100	6,184
Oracle Corp. 2.50% 2022	18,500	18,185
Oracle Corp. 2.95% 2025	19,800	19,355
QUALCOMM Inc. 3.45% 2025	16,400	15,751
Visa Inc. 2.80% 2022	23,000	23,063
Visa Inc. 3.15% 2025	49,000	49,165
Visa Inc. 4.15% 2035	29,500	29,840
Visa Inc. 4.30% 2045	35,605	36,179
Xerox Corp. 2.75% 2019	5,000	4,915
		440,087
Telecommunication services 0.47%
AT&T Inc. 2.40% 2016	18,000	18,122
AT&T Inc. 3.00% 2022	30,000	29,226
AT&T Inc. 3.40% 2025	46,529	44,813
AT&T Inc. 4.50% 2035	21,760	20,190
AT&T Inc. 4.80% 2044	6,800	6,253
AT&T Inc. 4.35% 2045	5,000	4,314
British Telecommunications PLC 2.35% 2019	13,285	13,331
Deutsche Telekom International Finance BV 9.25% 2032	9,719	14,288
France Télécom 4.125% 2021	20,000	21,201
France Télécom 9.00% 2031	1,625	2,299
Orange SA 2.75% 2019	14,870	15,093
Orange SA 5.50% 2044	14,000	14,896
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,050
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,301
Verizon Communications Inc. 3.00% 2021	5,674	5,667
Verizon Communications Inc. 5.15% 2023	3,326	3,663
Verizon Communications Inc. 4.272% 2036	74,149	67,144
Verizon Communications Inc. 6.25% 2037	20,000	22,520
Verizon Communications Inc. 4.522% 2048	70,385	63,193
		399,564
Industrials 0.44%
American Airlines, Inc., Series 2013-2, Class A, 4.95% 20247	10,125	10,764
Atlas Copco AB 5.60% 20173	15,905	16,656
Canadian National Railway Co. 1.45% 2016	8,900	8,919
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20197	2,259	2,316
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20197	1,689	1,725
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20207	5,174	5,507
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20227	3,406	3,530
Danaher Corp. 2.30% 2016	16,795	16,890
ERAC USA Finance Co. 2.80% 20183	9,900	9,973
FedEx Corp. 4.75% 2045	65,685	65,292
General Electric Capital Corp. 0.964% 20163	26,908	26,921
General Electric Capital Corp. 2.95% 2016	5,305	5,340
General Electric Capital Corp. 2.342% 20203	18,286	18,164

American Balanced Fund — Page 15 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Capital Corp., Series A, 6.00% 2019	$2,577	$2,921
General Electric Co. 5.25% 2017	11,000	11,749
General Electric Co. 2.70% 2022	11,000	10,971
General Electric Co. 4.125% 2042	11,000	10,770
Lockheed Martin Corp. 3.10% 2023	4,710	4,715
Lockheed Martin Corp. 3.55% 2026	48,050	48,396
Lockheed Martin Corp. 4.70% 2046	18,490	19,104
Southwest Airlines Co. 2.75% 2019	6,255	6,312
Union Pacific Corp. 5.70% 2018	11,150	12,274
United Technologies Corp. 3.10% 2022	30,000	30,573
Waste Management, Inc. 2.60% 2016	8,890	8,953
Waste Management, Inc. 2.90% 2022	15,000	14,750
		373,485
Materials 0.29%
Agrium Inc. 4.125% 2035	7,820	6,673
BHP Billiton Finance Ltd. 6.25% 20753	3,175	3,116
BHP Billiton Finance Ltd. 6.75% 20753	26,325	25,469
Chevron Phillips Chemical Company LLC 2.45% 20203	16,880	16,685
CRH America, Inc. 3.875% 20253	7,700	7,666
Eastman Chemical Co. 2.70% 2020	21,000	20,821
Eastman Chemical Co. 3.80% 2025	9,800	9,515
Ecolab Inc. 3.00% 2016	9,410	9,548
Ecolab Inc. 4.35% 2021	1,000	1,069
Ecolab Inc. 5.50% 2041	1,500	1,639
Georgia-Pacific Corp. 2.539% 20193	21,000	20,905
Glencore Funding LLC 2.875% 20203	9,800	7,651
Holcim Ltd. 5.15% 20233	12,500	13,400
International Paper Co. 3.65% 2024	8,500	8,335
International Paper Co. 7.30% 2039	8,425	9,626
Monsanto Co. 3.375% 2024	10,000	9,559
Monsanto Co. 4.40% 2044	13,090	10,882
Mosaic Co. 5.625% 2043	4,000	3,847
Packaging Corp. of America 4.50% 2023	610	642
Praxair, Inc. 1.05% 2017	16,000	15,863
Praxair, Inc. 2.25% 2020	13,990	13,957
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	15,777
Rohm and Haas Co. 6.00% 2017	5,003	5,327
Xstrata Canada Financial Corp. 2.70% 20173	8,200	7,506
		245,478
Total corporate bonds & notes		9,280,300
Mortgage-backed obligations 7.60%
Australia & New Zealand Banking Group Ltd. 2.40% 20163,7	750	758
Aventura Mall Trust, Series A, 3.867% 20323,6,7	20,700	21,632
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 20446,7	6,239	6,274
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20467	1,604	1,617
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 20496,7	11,552	11,883
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.629% 20496,7	4,100	4,236
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 20516,7	1,250	1,308
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 20516,7	23,702	25,124
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 20333,7	11,150	11,077
Bank of Montreal 2.625% 20173,7	650	651

American Balanced Fund — Page 16 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Bank of Montreal 1.95% 20173,7	$250	$252
Bank of Nova Scotia 2.15% 20163,7	350	352
Bank of Nova Scotia 1.75% 20173,7	65,625	66,026
Bank of Nova Scotia 1.95% 20173,7	200	202
Bank of Nova Scotia 2.125% 20197	16,225	16,224
Barclays Bank PLC 2.25% 20173,7	2,850	2,884
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 20406,7	1,366	1,365
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.62% 20386,7	4,764	4,778
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 20506,7	1,766	1,856
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 20506,7	9,377	9,787
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 20506,7	6,425	6,838
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.922% 20252,3,6,7	30,753	30,741
Caisse Centrale Desjardins 1.60% 20173,7	600	602
Canadian Imperial Bank of Commerce 2.75% 20163,7	400	400
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.814% 20336,7	2,243	2,262
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 20487	5,010	4,974
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 20487	6,100	6,254
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 20497	6,289	6,376
Citigroup Commercial Mortgage Trust, Series 2015-GC-33, Class A-4, 3.778% 20587	10,000	10,251
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20487	16,506	16,733
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 20493,6,7	31,500	32,139
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 20353,7	9,700	9,548
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 20467	17,603	18,014
Commercial Mortgage Trust, Series 2015-CR-27, Class ASB, 3.404% 20487	4,920	4,967
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.496% 20486,7	5,040	4,684
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 20496,7	880	917
Commercial Mortgage Trust, Series 2015-PC1, Class A-5, 3.902% 20507	15,265	15,789
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 20537	19,241	19,729
Commonwealth Bank of Australia 0.75% 20163,7	13,750	13,751
Commonwealth Bank of Australia 2.25% 20173,7	675	682
Commonwealth Bank of Australia 1.875% 20183,7	5,700	5,691
Commonwealth Bank of Australia 2.00% 20193,7	23,500	23,446
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.422% 20233,6,7	584	589
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 2.022% 20243,6,7	1,319	1,321
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.922% 20256,7	2,380	2,382
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,7	47,140	46,942
Credit Mutuel-CIC Home Loan SFH 1.50% 20173,7	800	798
Credit Suisse Group AG 2.60% 20163,7	700	704
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.131% 20273,6,7	5,215	5,182
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 20327	618	662
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 20327	420	455
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 20337	579	620
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 20337	991	1,053
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 20347	2,974	3,061
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 20397	8,539	8,702
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.699% 20396,7	14,627	15,177
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 20406,7	17,641	18,244
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 20487	12,800	13,152
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 20443,7	13,904	13,955
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463,7	3,353	3,363
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20463,7	9,500	10,494
DNB ASA 1.45% 20193,7	925	919
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 20313,6,7	9,329	9,217
Fannie Mae 11.00% 20187	13	14

American Balanced Fund — Page 17 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 20257	$4,760	$5,144
Fannie Mae 4.50% 20257	4,049	4,321
Fannie Mae 2.50% 20277	29,272	29,748
Fannie Mae 2.50% 20277	28,090	28,547
Fannie Mae 2.50% 20277	2,029	2,056
Fannie Mae 2.50% 20277	1,851	1,881
Fannie Mae 2.50% 20277	1,413	1,426
Fannie Mae 2.50% 20277	1,004	1,020
Fannie Mae 2.50% 20277	873	887
Fannie Mae 2.50% 20277	866	880
Fannie Mae 2.50% 20287	22,415	22,780
Fannie Mae 2.50% 20287	5,284	5,370
Fannie Mae 2.50% 20287	2,656	2,686
Fannie Mae 2.50% 20287	2,416	2,448
Fannie Mae 2.50% 20287	2,296	2,326
Fannie Mae 2.50% 20287	1,512	1,537
Fannie Mae 2.50% 20287	943	955
Fannie Mae 2.50% 20287	747	757
Fannie Mae 2.50% 20287	364	369
Fannie Mae 5.50% 20337	3,548	3,969
Fannie Mae 5.50% 20337	3,189	3,562
Fannie Mae 5.50% 20337	368	411
Fannie Mae 4.50% 20347	12,759	13,836
Fannie Mae 3.00% 20357	38,990	39,768
Fannie Mae 3.00% 20357	35,215	35,900
Fannie Mae 3.00% 20357	27,986	28,530
Fannie Mae 3.50% 20357	79,742	83,296
Fannie Mae 3.50% 20357	63,714	66,389
Fannie Mae 3.50% 20357	47,925	49,971
Fannie Mae 3.50% 20357	41,184	42,945
Fannie Mae 3.50% 20357	13,271	13,863
Fannie Mae 3.50% 20357	637	664
Fannie Mae 5.00% 20357	1,297	1,436
Fannie Mae 5.50% 20357	1,464	1,637
Fannie Mae 5.50% 20357	835	940
Fannie Mae 6.50% 20357	3,123	3,680
Fannie Mae 5.50% 20367	311	348
Fannie Mae 5.50% 20367	283	317
Fannie Mae 6.00% 20367	974	1,102
Fannie Mae 6.00% 20377	11,921	13,528
Fannie Mae 6.50% 20377	2,442	2,790
Fannie Mae 6.50% 20377	2,059	2,250
Fannie Mae 6.50% 20377	1,352	1,531
Fannie Mae 7.00% 20377	616	681
Fannie Mae 7.00% 20377	480	530
Fannie Mae 7.00% 20377	324	358
Fannie Mae 5.50% 20387	658	735
Fannie Mae 6.50% 20387	3,468	3,979
Fannie Mae 5.50% 20397	110	123
Fannie Mae 6.00% 20397	16,369	18,485
Fannie Mae 4.00% 20407	3,908	4,166
Fannie Mae 4.50% 20407	19,690	21,314
Fannie Mae 4.50% 20407	16,162	17,495
Fannie Mae 4.50% 20407	12,680	13,725
Fannie Mae 5.00% 20407	14,695	16,222

American Balanced Fund — Page 18 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 20407	$3,110	$3,442
Fannie Mae 5.00% 20407	1,810	1,998
Fannie Mae 5.00% 20407	1,322	1,456
Fannie Mae 4.00% 20417	14,481	15,420
Fannie Mae 4.00% 20417	10,869	11,573
Fannie Mae 4.00% 20417	10,870	11,532
Fannie Mae 4.00% 20417	6,551	6,984
Fannie Mae 4.00% 20417	4,011	4,277
Fannie Mae 4.00% 20417	3,120	3,315
Fannie Mae 4.00% 20417	2,074	2,216
Fannie Mae 4.50% 20417	8,780	9,505
Fannie Mae 5.00% 20417	2,796	3,088
Fannie Mae 5.00% 20417	2,529	2,793
Fannie Mae 5.00% 20417	2,281	2,520
Fannie Mae 5.00% 20417	2,050	2,265
Fannie Mae 5.00% 20417	2,027	2,236
Fannie Mae 5.00% 20417	1,787	1,974
Fannie Mae 5.00% 20417	1,350	1,491
Fannie Mae 5.00% 20417	996	1,099
Fannie Mae 5.00% 20417	594	659
Fannie Mae 5.00% 20417	593	652
Fannie Mae 5.00% 20417	538	593
Fannie Mae 5.00% 20417	300	331
Fannie Mae 5.00% 20417	295	326
Fannie Mae 5.00% 20417	181	199
Fannie Mae 5.00% 20417	144	158
Fannie Mae 5.00% 20417	116	127
Fannie Mae 5.00% 20417	46	50
Fannie Mae 5.00% 20417	39	43
Fannie Mae 5.00% 20417	34	37
Fannie Mae 4.00% 20427	31,874	33,984
Fannie Mae 4.00% 20427	15,965	16,999
Fannie Mae 4.00% 20427	10,770	11,482
Fannie Mae 4.00% 20427	10,330	11,044
Fannie Mae 4.00% 20427	8,665	9,227
Fannie Mae 4.00% 20427	3,605	3,833
Fannie Mae 4.00% 20427	2,689	2,859
Fannie Mae 5.00% 20427	513	564
Fannie Mae 5.00% 20427	500	550
Fannie Mae 3.00% 20437	34,277	34,350
Fannie Mae 3.00% 20437	33,680	33,753
Fannie Mae 3.00% 20437	19,599	19,661
Fannie Mae 3.00% 20437	18,926	18,964
Fannie Mae 3.00% 20437	18,262	18,297
Fannie Mae 3.00% 20437	15,480	15,510
Fannie Mae 3.00% 20437	15,071	15,101
Fannie Mae 3.00% 20437	14,764	14,825
Fannie Mae 3.00% 20437	12,039	12,062
Fannie Mae 3.00% 20437	10,204	10,227
Fannie Mae 3.00% 20437	7,707	7,722
Fannie Mae 3.00% 20437	4,327	4,336
Fannie Mae 3.00% 20437	4,295	4,305
Fannie Mae 3.00% 20437	4,229	4,238
Fannie Mae 3.00% 20437	4,214	4,223
Fannie Mae 3.50% 20437	38,017	39,274

American Balanced Fund — Page 19 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 20437	$23,093	$23,857
Fannie Mae 3.50% 20437	16,829	17,385
Fannie Mae 3.50% 20437	6,240	6,446
Fannie Mae 3.50% 20437	2,855	2,951
Fannie Mae 4.00% 20437	16,342	17,441
Fannie Mae 4.00% 20437	9,733	10,362
Fannie Mae 4.00% 20437	4,220	4,485
Fannie Mae 4.00% 20437	3,098	3,311
Fannie Mae 4.00% 20437	3,011	3,218
Fannie Mae 4.00% 20437	1,006	1,074
Fannie Mae 4.00% 20437	607	650
Fannie Mae 4.00% 20437	561	599
Fannie Mae 4.00% 20437	552	590
Fannie Mae 4.00% 20437	471	504
Fannie Mae 4.00% 20437	406	433
Fannie Mae 4.50% 20437	19,112	20,654
Fannie Mae 4.50% 20437	11,917	12,874
Fannie Mae 3.50% 20447	39,294	40,570
Fannie Mae 3.50% 20447	23,713	24,483
Fannie Mae 3.50% 20447	23,502	24,265
Fannie Mae 4.00% 20457	95,195	101,374
Fannie Mae 4.00% 20457	26,481	28,200
Fannie Mae 4.00% 20457	19,371	20,629
Fannie Mae 3.00% 20467,8	39,000	42,050
Fannie Mae 3.00% 20467,8	2,230	2,229
Fannie Mae 4.00% 20467,8	181,106	191,254
Fannie Mae 4.00% 20467,8	105,730	111,861
Fannie Mae 6.50% 20477	311	348
Fannie Mae 6.50% 20477	121	135
Fannie Mae 6.50% 20477	81	91
Fannie Mae 7.00% 20477	267	303
Fannie Mae 7.00% 20477	240	272
Fannie Mae 7.00% 20477	130	147
Fannie Mae 7.00% 20477	106	120
Fannie Mae 7.00% 20477	89	101
Fannie Mae 7.00% 20477	13	15
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.484% 20176,7	9,908	9,898
Fannie Mae, Series 2012-M8, multifamily 1.52% 20197	12,502	12,541
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 20226,7	8,570	8,433
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 20227	21,843	21,798
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 20227	14,000	14,164
Fannie Mae, Series 2014-M1, multifamily 3.311% 20236,7	16,000	16,564
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 20236,7	19,245	20,080
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 20236,7	16,585	17,494
Fannie Mae, Series 2014-M9, multifamily 3.103% 20246,7	16,865	17,186
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 20246,7	18,000	18,799
Fannie Mae, Series 2001-4, Class NA, 9.736% 20256,7	9	10
Fannie Mae, Series 2001-20, Class D, 10.956% 20316,7	1	1
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 20367	1,492	1,297
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 20417	265	312
Fannie Mae, Series 2001-50, Class BA, 7.00% 20417	185	211
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 20417	342	397
Fannie Mae, Series 2002-W1, Class 2A, 6.335% 20426,7	373	429
Freddie Mac 5.00% 20237	3,371	3,626
Freddie Mac 5.00% 20237	2,361	2,539

American Balanced Fund — Page 20 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 20237	$1,383	$1,487
Freddie Mac 5.00% 20237	672	724
Freddie Mac 5.00% 20237	669	720
Freddie Mac 5.00% 20237	606	651
Freddie Mac 5.00% 20247	4,425	4,785
Freddie Mac 6.00% 20267	1,741	1,957
Freddie Mac 6.00% 20267	1,474	1,657
Freddie Mac 6.00% 20267	1,283	1,443
Freddie Mac 6.50% 20277	602	681
Freddie Mac 6.50% 20277	309	350
Freddie Mac 6.50% 20277	128	146
Freddie Mac 6.50% 20287	391	443
Freddie Mac 3.00% 20347	65,279	66,752
Freddie Mac 3.00% 20357	19,277	19,690
Freddie Mac 3.00% 20357	4,016	4,102
Freddie Mac 3.00% 20357	3,897	3,972
Freddie Mac 3.50% 20357	59,852	62,429
Freddie Mac 3.50% 20357	54,175	56,546
Freddie Mac 3.50% 20357	39,909	41,658
Freddie Mac 3.50% 20357	39,002	40,715
Freddie Mac 3.50% 20357	26,429	27,551
Freddie Mac 3.50% 20357	13,294	13,865
Freddie Mac 3.50% 20357	12,393	12,927
Freddie Mac 3.50% 20357	9,941	10,369
Freddie Mac 5.50% 20377	375	417
Freddie Mac 5.50% 20377	81	89
Freddie Mac 5.50% 20387	278	309
Freddie Mac 5.50% 20387	111	123
Freddie Mac 6.00% 20387	1,814	2,044
Freddie Mac 6.00% 20387	270	305
Freddie Mac 5.50% 20397	409	455
Freddie Mac 2.722% 20406,7	80	85
Freddie Mac 4.50% 20407	15,050	16,242
Freddie Mac 4.50% 20407	742	801
Freddie Mac 4.50% 20417	2,048	2,212
Freddie Mac 4.50% 20417	1,943	2,094
Freddie Mac 4.50% 20417	843	912
Freddie Mac 4.50% 20417	549	592
Freddie Mac 4.50% 20417	375	404
Freddie Mac 4.50% 20417	117	126
Freddie Mac 5.00% 20417	757	833
Freddie Mac 4.00% 20437	2,711	2,882
Freddie Mac 4.00% 20437	1,119	1,189
Freddie Mac 4.00% 20437	1,002	1,066
Freddie Mac 4.00% 20437	804	857
Freddie Mac 4.00% 20437	501	536
Freddie Mac 4.00% 20457	95,137	101,232
Freddie Mac 4.00% 20457	14,442	15,354
Freddie Mac 3.50% 20467,8	100,000	102,914
Freddie Mac 4.00% 20467,8	100,000	105,621
Freddie Mac, Series K714, Class A2, multifamily 3.034% 20206,7	7,825	8,096
Freddie Mac, Series K716, Class A2, multifamily 3.13% 20217	7,560	7,832
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 20227	2,908	2,893
Freddie Mac, Series K019, Class A2, multifamily 2.272% 20227	16,000	15,847
Freddie Mac, Series K021, Class A2, multifamily 2.396% 20227	16,555	16,463

American Balanced Fund — Page 21 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K025, Class A2, multifamily 2.682% 20227	$15,904	$16,038
Freddie Mac, Series K718, Class A2, multifamily 2.791% 20227	8,135	8,263
Freddie Mac, Series K721, Class A2, multifamily 3.090% 20227	28,000	28,816
Freddie Mac, Series 2013-DN2, Class M-1, 1.872% 20236,7	6,992	6,996
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20237	1,075	1,079
Freddie Mac, Series K034, Class A1, multifamily 2.669% 20237	7,908	8,095
Freddie Mac, Series K036, Class A2, multifamily 3.527% 20236,7	16,500	17,396
Freddie Mac, Series 2013-DN1, Class M-1, 3.822% 20236,7	9,257	9,473
Freddie Mac, Series 2014-DN2, Class M-1, 1.272% 20246,7	3,295	3,293
Freddie Mac, Series 2014-DN1, Class M-1, 1.422% 20246,7	6,716	6,714
Freddie Mac, Series 2014-HQ2, Class M-1, 1.872% 20246,7	13,633	13,673
Freddie Mac, Series 2014-DN2, Class M-2, 2.072% 20246,7	11,535	11,325
Freddie Mac, Series 2014-HQ1, Class M-1, 2.072% 20246,7	8,993	9,018
Freddie Mac, Series 2014-HQ3, Class M-1, 2.072% 20246,7	6,534	6,550
Freddie Mac, Series 2014-HQ2, Class M-2, 2.622% 20246,7	21,320	21,020
Freddie Mac, Series 2014-DN4, Class M-2, 2.822% 20246,7	8,480	8,531
Freddie Mac, Series 2014-HQ1, Class M-2, 2.922% 20246,7	11,100	11,152
Freddie Mac, Series K043, Class A2, multifamily 3.062% 20247	36,400	36,725
Freddie Mac, Series K040, Class A2, multifamily 3.241% 20247	13,416	13,816
Freddie Mac, Series 2015-HQ2, Class M-1, 1.522% 20256,7	3,300	3,296
Freddie Mac, Series 2015-DN1, Class M-1, 1.672% 20256,7	4,227	4,234
Freddie Mac, Series 2015-HQ2, Class M-2, 2.372% 20256,7	11,200	10,946
Freddie Mac, Series K044, Class A2, multifamily 2.811% 20257	13,505	13,343
Freddie Mac, Series K048, Class A2, multifamily 3.284% 20256,7	34,275	35,239
Freddie Mac, Series K047, Class A2, multifamily 3.329% 20257	20,000	20,555
Freddie Mac, Series K050, Class A2, multifamily 3.334% 20256,7	11,440	11,746
Freddie Mac, Series 2015-HQA-2, Class M-1, 1.572% 20286,7	2,825	2,826
Freddie Mac, Series T-041, Class 3-A, 6.040% 20326,7	1,802	2,050
Freddie Mac, Series 3156, Class PO, principal only, 0% 20367	3,813	3,537
Freddie Mac, Series 3146, Class PO, principal only, 0% 20367	2,510	2,330
Freddie Mac, Series 3318, Class JT, 5.50% 20377	4,401	4,863
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 20456,7	6,299	6,293
Government National Mortgage Assn. 10.00% 20217	99	112
Government National Mortgage Assn. 6.00% 20387	10,633	11,983
Government National Mortgage Assn. 6.50% 20387	5,362	6,136
Government National Mortgage Assn. 4.00% 20397	2,131	2,262
Government National Mortgage Assn. 4.00% 20397	1,994	2,116
Government National Mortgage Assn. 4.00% 20397	1,257	1,335
Government National Mortgage Assn. 4.00% 20407	15,539	16,774
Government National Mortgage Assn. 4.00% 20407	11,378	12,142
Government National Mortgage Assn. 4.00% 20407	3,605	3,830
Government National Mortgage Assn. 4.00% 20407	3,344	3,610
Government National Mortgage Assn. 4.00% 20407	3,248	3,491
Government National Mortgage Assn. 4.00% 20407	1,917	2,036
Government National Mortgage Assn. 4.00% 20407	1,709	1,815
Government National Mortgage Assn. 4.00% 20417	25,102	26,660
Government National Mortgage Assn. 4.00% 20417	3,240	3,441
Government National Mortgage Assn. 4.00% 20417	1,964	2,087
Government National Mortgage Assn. 4.00% 20417	393	417
Government National Mortgage Assn. 4.50% 20437	3,665	3,944
Government National Mortgage Assn. 4.00% 20447	268	286
Government National Mortgage Assn. 3.50% 20457	237,685	248,133
Government National Mortgage Assn. 3.50% 20457	65,835	68,729
Government National Mortgage Assn. 3.50% 20457	50,397	52,613
Government National Mortgage Assn. 4.00% 20457	336,133	357,234

American Balanced Fund — Page 22 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 20457	$156,649	$166,649
Government National Mortgage Assn. 4.00% 20457	131,944	140,346
Government National Mortgage Assn. 4.00% 20457	11,779	12,543
Government National Mortgage Assn. 4.50% 20457	85,405	91,949
Government National Mortgage Assn. 4.50% 20457	77,004	82,768
Government National Mortgage Assn. 4.50% 20457	57,070	61,411
Government National Mortgage Assn. 4.50% 20457	55,881	60,132
Government National Mortgage Assn. 3.50% 20467,8	30,900	32,204
Government National Mortgage Assn. 4.00% 20467,8	204,875	217,530
Government National Mortgage Assn. 5.104% 20617	1,746	1,839
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 20386,7	16,327	16,405
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.021% 20386,7	364	367
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 20397	3,981	4,090
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20397	32,668	33,418
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 20497	33,774	35,400
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 20397	9,966	10,115
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 20443,7	694	693
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 20456,7	3,013	3,136
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 20487	5,300	5,323
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 20487	8,700	8,905
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 20303,7	14,110	14,075
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 20303,7	4,325	4,299
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 20303,7	1,250	1,241
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 20436,7	2,993	3,003
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 20436,7	1,362	1,373
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 20436,7	4,509	4,516
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.911% 20456,7	11,635	11,682
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20463,7	9,172	9,183
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463,7	3,999	4,033
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 20476,7	5,074	5,191
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 20497	5,703	5,883
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 20496,7	31,772	32,798
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 20496,7	46,442	48,481
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 20517	19,199	20,074
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 20516,7	14,008	14,680
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20457	28,919	29,099
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 20477	9,578	9,762
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 20477	15,596	15,871
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 20487	1,845	1,864
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-33, Class ASB, 3.5623% 20487	13,500	13,776
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,7	9,549	10,609
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.052% 20446,7	6,410	6,646
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 20396,7	7,006	7,009
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 20407	41,848	43,064
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 20407	27,986	28,743
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 20406,7	2,675	2,741
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 20406,7	24,060	25,154
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 20456,7	11,575	12,399
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 20436,7	1,309	1,324
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 20506,7	8,000	8,261
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.88% 20466,7	8,724	8,792
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 20496,7	10,000	10,431
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 20477	11,345	11,611
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 20487	5,020	5,020
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-26, Class ASB, 3.323% 20487	10,000	10,055

American Balanced Fund — Page 23 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 20487	$4,500	$4,573
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-24, Class A-4, 3.732% 20487	20,245	20,691
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class C, 4.529% 20486,7	4,950	4,653
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20293,7	14,570	14,894
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 20437	22,493	22,953
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 20447	4,500	4,623
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 20496,7	20,304	21,112
National Australia Bank 2.00% 20173,7	500	504
National Australia Bank 1.25% 20183,7	14,120	13,992
National Australia Bank 2.00% 20193,7	4,925	4,924
National Australia Bank 2.125% 20193,7	11,000	10,963
National Bank of Canada 2.20% 20163,7	600	606
Nordea Eiendomskreditt AS 2.125% 20173,7	700	705
Royal Bank of Canada 1.125% 20177	1,000	1,001
Royal Bank of Canada 2.00% 20197	3,550	3,560
Royal Bank of Canada 2.20% 20197	37,700	37,766
Royal Bank of Canada 1.875% 20207	31,650	31,111
Royal Bank of Canada 2.10% 20207	5,000	4,923
Sparebank 1 Boligkreditt AS 2.625% 20163,7	400	402
Sparebank 1 Boligkreditt AS 2.30% 20173,7	750	759
Swedbank AB 2.125% 20163,7	525	528
Swedbank AB 2.95% 20163,7	300	301
Swedbank AB 1.375% 20183,7	925	916
Toronto-Dominion Bank 1.625% 20163,7	400	402
Toronto-Dominion Bank 1.50% 20173,7	65,000	65,126
UBS AG 0.75% 20163,7	925	925
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 20437	14,000	14,329
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 20436,7	31,845	32,106
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 20456,7	3,772	3,805
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 20477	10,000	10,289
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 20496,7	31,635	32,439
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.952% 20516,7	17,000	17,873
Wells Fargo Commercial Mortgage Trust, Series 2015-SG-1, Class A-4, 3.789% 20477	14,550	14,998
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 20487	4,505	4,474
Wells Fargo Commercial Mortgage Trust, Series 2015-C-31, Class ASB, 3.487% 20487	2,700	2,737
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-42, Class ASB, 3.522% 20487	10,775	11,025
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 20587	7,635	7,838
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.738% 20356,7	7,622	7,713
Westpac Banking Corp. 2.45% 20163,7	575	582
Westpac Banking Corp. 1.25% 20173,7	800	793
Westpac Banking Corp. 1.375% 20183,7	3,325	3,288
Westpac Banking Corp. 1.85% 20183,7	8,300	8,287
Westpac Banking Corp. 2.00% 20193,7	28,300	28,120
Westpac Banking Corp. 2.25% 20203,7	12,500	12,358
Westpac Banking Corp. 2.00% 20213,7	10,825	10,706
		6,428,004
Asset-backed obligations 1.53%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20203,7	16,535	16,494
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 20213,7	55,500	55,374
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20213,7	18,500	18,372
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 20213,7	11,665	11,533
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 20187	9,080	9,060
Ally Master Owner Trust, Series 2014-4, Class A1, 0.73% 20196,7	10,000	9,976
Ally Master Owner Trust, Series 2014-1, Class A1, 0.80% 20196,7	6,985	6,977

American Balanced Fund — Page 24 of 30

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 20197	$7,675	$7,658
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20207	28,610	28,558
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 20187	7,475	7,463
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 20187	710	711
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 20187	1,023	1,024
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 20197	6,300	6,274
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 20197	11,125	11,071
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 20197	8,705	8,677
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 20317	1,310	1,415
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 20223,7	1,245	1,243
Bank of the West Auto Trust, Series 2014-1, Class A-2, 0.69% 20173,7	4,608	4,608
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 20193,7	5,580	5,559
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 20207	15,110	15,115
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 20202,3,6,7	5,750	5,745
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.22% 20212,3,6,7	12,145	12,144
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 20187	9,569	9,546
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 20197	12,600	12,554
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 20197	22,000	21,940
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.689% 20263,6,7	13,066	13,050
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 20183,7	3,829	3,824
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 20193,7	26,435	26,334
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 20193,7	4,150	4,146
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 20223,7	16,175	16,132
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.60% 20223,7	5,155	5,152
Citi Held For Issuance, Series 2015-PM-3, Class B, 4.45% 20223,7	2,590	2,582
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.57% 20206,7	8,000	8,122
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 20217	16,725	16,799
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 20213,7	3,476	3,499
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20193,7	2,643	2,634
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 20193,7	5,368	5,352
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 20213,7	1,250	1,249
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20213,7	960	959
CWABS, Inc., Series 2004-BC1, Class M-1, 1.172% 20346,7	2,349	2,262
Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.64% 20163,7	991	990
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 20217	20,680	20,719
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 20227	18,500	18,269
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 20363,7	3,945	3,936
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 20183,7	3,195	3,191
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 20193,7	6,000	6,043
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 20213,7	20,720	20,577
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20213,7	5,910	5,852
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20213,7	9,500	9,516
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20213,7	18,790	18,681
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 20193,7	9,742	9,717
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 20193,7	6,063	6,051
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 20193,7	5,000	4,996
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 20203,7	9,655	9,617
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 20203,7	19,000	18,937
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20197	7,555	7,531
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 20177	10,060	10,049
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 20187	7,623	7,619
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 20187	10,440	10,419
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 20253,7	4,250	4,289
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 20263,7	19,800	19,634

American Balanced Fund — Page 25 of 30

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 20263,7	$26,380	$26,333
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20273,7	51,470	51,251
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 20207	18,860	18,723
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 20227	14,390	14,320
Henderson Receivables LLC, Series 2006-4-A, Class A-1, 0.531% 20413,6,7	5,769	5,583
Henderson Receivables LLC, Series 2006-3-A, Class A-1, 0.531% 20413,6,7	5,008	4,797
Henderson Receivables LLC, Series 2015-2A, Class A, 3.87% 20583,7	3,871	3,848
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 20723,7	7,305	7,098
Henderson Receivables LLC, Series 2014-2A, Class A, 3.61% 20733,7	7,204	7,239
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 20773,7	2,865	2,862
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.693% 20283,6,7	13,132	13,139
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 20173,7	16,000	15,981
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 20193,7	23,840	23,667
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 20213,7	18,085	17,884
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20213,7	31,211	30,958
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 20213,7	1,263	1,248
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 20263,7	3,693	3,626
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 20177	6,573	6,567
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 20187	13,315	13,284
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 20187	11,560	11,530
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 20197	10,500	10,492
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 20213,7	7,514	7,454
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 20187	12,750	12,714
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 1.102% 20356,7	4,750	4,606
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.831% 20213,6,7	3,493	3,486
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.811% 20223,6,7	2,240	2,238
Navient Student Loan Trust, Series 2015-2, Class A-3, 0.992% 20406,7	2,725	2,584
New Residential Advance Receivables Trust, Series 2015-T-4, Class A-T-4, 3.1956% 20473,7	8,000	7,983
Ocwen Master Advance Receivable Trust, Series 2015-1, Class AT-1, 2.5365% 20463,7	4,384	4,386
Ocwen Master Advance Receivable Trust, Series 2015-T-3, Class AT-3, 3.211% 20473,7	6,000	5,989
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20253,7	6,000	6,032
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20336,7	249	258
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 20337	801	828
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 20337	426	442
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 20177	1,751	1,759
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-2, 0.72% 20187	3,283	3,279
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 20187	13,145	13,133
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 20187	12,975	12,969
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 20187	10,329	10,326
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 20187	8,155	8,153
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 20187	15,406	15,428
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 20187	428	430
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 20187	221	221
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 20197	15,175	15,153
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 20197	9,425	9,417
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 20197	7,255	7,263
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 20197	9,489	9,509
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 20197	5,000	5,009
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 20193,7	1,040	1,052
Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.96% 20207	4,500	4,463
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20207	11,496	11,517
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 20207	1,275	1,291
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20217	15,310	15,154
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 20217	17,985	17,852
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20217	125	124

American Balanced Fund — Page 26 of 30

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20217	$7,100	$7,095
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 0.82% 20176,7	4,041	4,037
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.931% 20223,6,7	2,562	2,557
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 20273,7	2,100	2,052
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.47% 20353,6,7	7,598	7,449
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 20363,7	27,000	26,920
Solarcity LMC Series LLC, Series 2015-1, Class A, 4.18% 20452,3,7	7,413	7,092
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.994% 20306,7	4,550	4,410
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.244% 20336,7	12,240	11,775
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.744% 20356,7	3,350	2,980
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 20233,7	5,120	5,111
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 20187	4,850	4,844
Trade Maps Ltd., 2013-1-A-A, 0.993% 20183,6,7	12,320	12,245
Trade Maps Ltd., 2013-1-A-B, 1.543% 20183,6,7	2,220	2,189
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 20177	4,544	4,542
Utility Debt Securitization Auth., Series 2013-T, 2.042% 20217	3,510	3,515
Utility Debt Securitization Auth., Series 2013-T, 3.435% 20257	2,625	2,723
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 20197	37,000	36,469
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 20183,7	4,011	4,002
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.811% 20226,7	2,625	2,611
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 20207	8,990	8,956
		1,294,326
Federal agency bonds & notes 1.17%
CoBank, ACB 1.112% 20223,6	25,105	23,787
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 20267	6,221	6,256
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 20267	3,639	3,660
Fannie Mae 0.375% 2016	64,125	64,021
Fannie Mae 0.50% 2016	94,090	94,089
Fannie Mae 0.625% 2016	62,975	62,935
Fannie Mae 2.625% 2024	73,995	74,836
Fannie Mae 6.25% 2029	4,000	5,414
Federal Farm Credit Banks 0.401% 20176	31,250	31,250
Federal Farm Credit Banks 0.477% 20176	23,143	23,130
Federal Home Loan Bank 0.375% 2016	21,230	21,217
Federal Home Loan Bank 0.50% 2016	35,895	35,862
Federal Home Loan Bank 2.125% 2016	61,140	61,528
Federal Home Loan Bank 1.875% 2020	25,660	25,864
Federal Home Loan Bank 3.375% 2023	16,840	18,111
Federal Home Loan Bank 5.50% 2036	600	782
Freddie Mac 0.50% 2016	114,105	114,048
Freddie Mac 2.50% 2016	83,400	84,026
Freddie Mac 0.75% 2018	132,200	131,088
Freddie Mac 2.375% 2022	27,000	27,390
Japan Finance Organization for Municipalities 2.125% 20193	10,000	10,061
Private Export Funding Corp. 2.80% 2022	3,125	3,237
Private Export Funding Corp. 3.55% 2024	25,897	27,870
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	13,682
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,750	3,757
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	5,800	5,988
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	3,000	3,029
United States Agency for International Development, Ukraine, 1.844% 2019	8,665	8,725
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 20297	802	824

American Balanced Fund — Page 27 of 30

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 20327	$4,164	$4,406
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 2.94% 20337	1,500	1,470
		992,343
Bonds & notes of governments & government agencies outside the U.S. 0.26%
Caisse d’Amortissement de la Dette Sociale 1.125% 20173	9,205	9,213
Caisse d’Amortissement de la Dette Sociale 3.375% 20243	10,000	10,608
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 20163	2,300	2,304
FMS Wertmanagement 1.625% 2018	5,000	5,018
Instituto de Credito Oficial 1.125% 20163	9,000	8,997
Inter-American Development Bank 4.375% 2044	1,800	2,126
International Bank for Reconstruction and Development 8.25% 2016	1,050	1,101
Israeli Government 3.15% 2023	35,000	35,724
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,915
Province of Manitoba 3.05% 2024	13,500	13,695
Province of Ontario 3.20% 2024	10,000	10,289
Spanish Government 4.00% 20183	54,950	57,430
Swedish Export Credit Corp. 2.875% 20233	3,000	2,974
United Mexican States Government Global 3.60% 2025	32,600	31,850
United Mexican States Government Global 5.55% 2045	15,000	15,431
		215,675
Municipals 0.15%
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.29% 2038 (put 2017)6	2,400	2,398
State of California, Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	20,560
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,250	2,293
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,880	2,004
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	2,345	2,526
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,725	1,829
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	235	248
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,060
State of Georgia, Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	290	294
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 20437	1,154	1,108
State of Iowa, Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 20437	767	709
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,310	1,373
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	855	876
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	870	924
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,825	4,008
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	3,590	3,562
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	600	636
State of Michigan, City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 0.818% 20326	5,000	4,515
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 20427	1,257	1,211

American Balanced Fund — Page 28 of 30

Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 20437	$1,347	$1,300
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	320	325
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	1,310	1,397
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	9,465	10,113
State of Mississippi, Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	395	424
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	1,475	1,576
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	325	330
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	465	477
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	14,989
State of New Mexico, Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	670	691
State of Oklahoma, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	870	945
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.738% 20296	10,200	7,357
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	1,140	1,149
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	2,700	2,708
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	4,490	4,840
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,490	1,549
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	755	787
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	870	926
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	14,500	14,601
State of Washington, Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	660	677
State of Washington, Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	215	220
		122,515
Miscellaneous 0.16%
Other bonds & notes in initial period of acquisition		137,093
Total bonds, notes & other debt instruments (cost: $28,295,404,000)		28,234,030
Short-term securities 6.90%
Abbott Laboratories 0.19% due 1/25/20163	45,000	44,993
Apple Inc. 0.15%–0.20% due 1/11/2016–1/20/20163	79,100	79,091
CAFCO, LLC 0.28% due 2/22/2016	25,000	24,991
Caterpillar Financial Services Corp. 0.46% due 2/19/2016	50,000	49,973
Chevron Corp. 0.25% due 2/5/20163	20,000	19,993
Ciesco LLC 0.50% due 5/3/2016	75,000	74,886
Fannie Mae 0.17%–0.33% due 1/4/2016–4/27/2016	553,306	553,034
Federal Farm Credit Banks 0.22%–0.40% due 2/11/2016–7/1/2016	127,500	127,350
Federal Home Loan Bank 0.10%–0.57% due 1/8/2016–6/27/2016	3,371,299	3,369,366
Freddie Mac 0.15%–0.51% due 1/4/2016–5/18/2016	648,800	648,488
GE Capital Treasury Services (U.S.) LLC 0.43% due 2/17/2016	50,000	49,976
Intel Corp. 0.40% due 2/25/2016	66,100	66,061
John Deere Financial Ltd. 0.19% due 1/21/20163	24,000	23,996
Pfizer Inc 0.18%–0.31% due 1/7/2016–2/22/20163	100,000	99,975

American Balanced Fund — Page 29 of 30

Short-term securities	Principal amount (000)	Value (000)
Qualcomm Inc. 0.18% due 1/6/20163	$60,000	$59,997
Regents of the University of California 0.18% due 1/25/2016	50,000	49,992
U.S. Treasury Bills 0.19%–0.55% due 3/17/2016–6/9/2016	390,000	389,658
Walt Disney Co. 0.19% due 1/13/20163	30,000	29,998
Wells Fargo Bank, N.A. 0.48% due 5/4/2016–5/16/2016	75,000	75,051
Total short-term securities (cost: $5,836,376,000)		5,836,869
Total investment securities 101.01% (cost: $67,873,104,000)		85,423,398
Other assets less liabilities (1.01)%		(852,197)
Net assets 100.00%		$84,571,201

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $819,807,000, which represented .97% of the net assets of the fund. This amount includes $749,293,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,292,096,000, which represented 3.89% of the net assets of the fund.
4	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,482,000, which represented less than .01% of the net assets of the fund.
5	Index-linked bond whose principal amount moves with a government price index.
6	Coupon rate may change periodically.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Purchased on a TBA basis.

Key to abbreviations
ADR = American Depositary Receipts
TBA = To-be-announced
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fin. = Finance
G.O. = General Obligation
Ref. = Refunding
Rev. = Revenue

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-011-0216O-S49184	American Balanced Fund — Page 30 of 30

Summary investment portfolio December 31, 2015

Investment mix by security type	Percent of net assets

Common stocks 60.72%	Shares	Value (000)
Financials 10.76%
Wells Fargo & Co.	32,477,000	$1,765,450
Berkshire Hathaway Inc., Class A1	8,179	1,617,806
JPMorgan Chase & Co.	21,561,000	1,423,673
ACE Ltd.	4,815,000	562,633
Citigroup Inc.	10,500,000	543,375
SunTrust Banks, Inc.	12,500,000	535,500
Other securities		2,654,615
		9,103,052

Consumer discretionary 9.88%
Amazon.com, Inc.[1]	2,954,000	1,996,579
Comcast Corp., Class A	34,370,000	1,939,499
Home Depot, Inc.	13,309,349	1,760,161
Twenty-First Century Fox, Inc., Class A	31,102,306	844,739
Other securities		1,812,754
		8,353,732

Information technology 9.79%
Microsoft Corp.	61,250,000	3,398,150
Intel Corp.	19,005,100	654,726
Avago Technologies Ltd.	4,124,500	598,671
ASML Holding NV (New York registered)	4,944,401	438,915
ASML Holding NV2	1,723,143	153,560
Texas Instruments Inc.	9,282,000	508,746
VeriSign, Inc.[1]	5,400,000	471,744
TE Connectivity Ltd.	6,655,000	429,980
Other securities		1,626,045
		8,280,537

Consumer staples 8.18%
Philip Morris International Inc.	24,692,000	2,170,674
Coca-Cola Co.	37,468,000	1,609,625
Procter & Gamble Co.	10,060,000	798,865
Kraft Heinz Co.	9,986,850	726,643
Mondelez International, Inc.	10,000,000	448,400
Other securities		1,160,045
		6,914,252

Health care 6.37%
UnitedHealth Group Inc.	9,132,500	1,074,347
Merck & Co., Inc.	19,132,406	1,010,574
Express Scripts Holding Co.[1]	7,590,000	663,442
Johnson & Johnson	5,610,000	576,259
Bristol-Myers Squibb Co.	7,140,000	491,161

12	American Balanced Fund

	Shares	Value (000)
Medtronic PLC	5,851,000	$450,059
Pfizer Inc.	13,240,000	427,387
Other securities		694,022
		5,387,251

Industrials 6.04%
Lockheed Martin Corp.	6,194,037	1,345,035
Boeing Co.	8,302,000	1,200,386
General Electric Co.	21,500,000	669,725
Other securities		1,888,761
		5,103,907

Energy 3.87%
ConocoPhillips	12,010,000	560,747
Royal Dutch Shell PLC, Class B (ADR)	9,868,000	454,323
Royal Dutch Shell PLC, Class B2	4,000,000	91,337
Chevron Corp.	5,444,755	489,810
Other securities		1,674,094
		3,270,311

Materials 2.23%
E.I. du Pont de Nemours and Co.	10,807,388	719,772
Praxair, Inc.	5,580,407	571,434
Other securities		598,244
		1,889,450

Other 0.31%
Other securities		263,471

Miscellaneous 3.29%
Other common stocks in initial period of acquisition		2,781,628

Total common stocks (cost: $33,736,116,000)		51,347,591

Preferred securities 0.00%
Financials 0.00%
Other securities		4,908

Total preferred securities (cost: $5,208,000)		4,908

Bonds, notes & other debt instruments 33.39%	Principal amount (000)
U.S. Treasury bonds & notes 11.55%
U.S. Treasury 8.74%
U.S. Treasury 0.625% 2018[3]	$780,000	770,429
U.S. Treasury 1.25% 2020	617,000	607,696
U.S. Treasury 1.375% 2020	1,232,875	1,211,546
U.S. Treasury 1.50% 2020	543,025	538,675
U.S. Treasury 1.625% 2020	692,750	688,850
U.S. Treasury 1.75% 2022	510,500	500,510
U.S. Treasury 2.00% 2025	432,518	421,731
U.S. Treasury 0.63%–5.50% 2016–2045	2,644,242	2,652,493
		7,391,930

U.S. Treasury inflation-protected securities 2.81%
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	498,045	492,802
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	491,741	476,347
U.S. Treasury Inflation-Protected Securities 0.13%–2.50% 2016–2045[4]	1,449,650	1,402,695
		2,371,844

Total U.S. Treasury bonds & notes		9,763,774

American Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes 10.97%
Financials 3.12%
Berkshire Hathaway Inc. 2.00%–2.90% 2016–2020	$48,840	$49,643
JPMorgan Chase & Co. 1.35%–3.88% 2017–2025	176,835	175,510
JPMorgan Chase & Co., junior subordinated 5.30%-7.90% (undated)	60,000	62,237
Wells Fargo & Co. 1.25%–4.90% 2016–2045	130,935	133,686
Other securities		2,215,968
		2,637,044

Health care 1.68%
UnitedHealth Group Inc. 1.40%–6.00% 2017–2025	97,050	102,309
Other securities		1,316,463
		1,418,772

Consumer discretionary 1.31%
21st Century Fox America, Inc. 3.70% 2025[5]	11,920	11,923
Amazon.com, Inc. 3.80%–4.95% 2024–2044	97,075	102,112
Comcast Corp. 3.38%–6.45% 2017–2045	73,465	79,267
Home Depot, Inc. 3.35%–5.95% 2021–2041	25,850	29,312
Other securities		885,112
		1,107,726

Consumer staples 0.93%
Coca-Cola Co. 1.80% 2016	17,500	17,611
Philip Morris International Inc. 3.25%–4.25% 2024–2044	65,130	65,582
Other securities		705,279
		788,472

Information technology 0.52%
Microsoft Corp. 2.65%–4.45% 2022–2045	75,785	76,779
Other securities		363,308
		440,087

Industrials 0.44%
Lockheed Martin Corp. 3.10%–4.70% 2023–2046	71,250	72,215
Other securities		301,270
		373,485

Other corporate bonds & notes 2.97%
Other securities		2,514,714

Total corporate bonds & notes		9,280,300

Mortgage-backed obligations 7.60%
Fannie Mae 0%–11.00% 2017–2047[6,7,8]	1,855,516	1,940,272
Freddie Mac 0%–6.50% 2020–2046[6,7,8]	978,369	1,016,501
Government National Mortgage Assn. 3.50%–10.00% 2021–2061[7,8]	1,600,151	1,698,557
Other securities		1,772,674
		6,428,004

Federal agency bonds & notes 1.17%
Fannie Mae 0.38%–6.25% 2016–2029	299,185	301,295
Federal Home Loan Bank 0.38%–5.50% 2016–2036	161,365	163,364
Freddie Mac 0.50%–2.50% 2016–2022	356,705	356,552
Other securities		171,132
		992,343

Other bonds & notes 1.94%
Other securities		1,632,516

Miscellaneous 0.16%
Other bonds & notes in initial period of acquisition		137,093

Total bonds, notes & other debt instruments (cost: $28,295,404,000)		28,234,030

14	American Balanced Fund

Short-term securities 6.90%	Principal amount (000)	Value (000)
Fannie Mae 0.17%–0.33% due 1/4/2016–4/27/2016	$553,306	$553,034
Federal Home Loan Bank 0.10%–0.57% due 1/8/2016–6/27/2016	3,371,299	3,369,366
Freddie Mac 0.15%–0.51% due 1/4/2016–5/18/2016	648,800	648,488
U.S. Treasury Bills 0.19%–0.55% due 3/17/2016–6/9/2016	390,000	389,658
Wells Fargo Bank, N.A. 0.48% due 5/4/2016–5/16/2016	75,000	75,051
Other securities		801,272

Total short-term securities (cost: $5,836,376,000)		5,836,869
Total investment securities 101.01% (cost: $67,873,104,000)		85,423,398
Other assets less liabilities (1.01)%		(856,364)

Net assets 100.00%		$84,567,034

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $819,807,000, which represented .97% of the net assets of the fund. This amount includes $749,293,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,482,000, which represented less than .01% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,292,096,000, which represented 3.89% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To-be-announced

See Notes to Financial Statements

American Balanced Fund	15

Financial statements

Statement of assets and liabilities
at December 31, 2015	(dollars in thousands)

Assets:
Investment securities, at value (cost: $67,873,104)		$85,423,398
Cash		926
Receivables for:
Sales of investments	$1,437,237
Sales of fund’s shares	297,432
Dividends and interest	233,838
Other	2,060	1,970,567
		87,394,891
Liabilities:
Payables for:
Purchases of investments	2,461,081
Repurchases of fund’s shares	320,124
Investment advisory services	16,523
Services provided by related parties	24,523
Trustees’ deferred compensation	3,641
Other	1,965	2,827,857
Net assets at December 31, 2015		$84,567,034

Net assets consist of:
Capital paid in on shares of beneficial interest		$66,349,452
Undistributed net investment income		195,437
Undistributed net realized gain		472,650
Net unrealized appreciation		17,549,495
Net assets at December 31, 2015		$84,567,034

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (3,551,239 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$49,214,662	2,064,975		$23.83
Class B	279,402	11,735		23.81
Class C	6,173,373	260,422		23.71
Class F-1	3,367,274	141,382		23.82
Class F-2	2,634,338	110,589		23.82
Class 529-A	2,861,098	120,224		23.80
Class 529-B	38,822	1,627		23.87
Class 529-C	905,035	38,052		23.79
Class 529-E	141,770	5,960		23.79
Class 529-F-1	116,580	4,902		23.78
Class R-1	150,946	6,374		23.68
Class R-2	1,219,609	51,463		23.70
Class R-2E	2,574	108		23.77
Class R-3	3,169,590	133,606		23.72
Class R-4	4,431,151	186,219		23.80
Class R-5E	9	—	*	23.82
Class R-5	2,571,202	107,801		23.85
Class R-6	7,289,599	305,800		23.84

*Amount less than one thousand.

See Notes to Financial Statements

16	American Balanced Fund

Statement of operations
for the year ended December 31, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,684)	$1,268,238
Interest	604,480	$1,872,718
Fees and expenses*:
Investment advisory services	189,337
Distribution services	241,786
Transfer agent services	74,051
Administrative services	21,619
Reports to shareholders	2,349
Registration statement and prospectus	3,087
Trustees’ compensation	401
Auditing and legal	773
Custodian	451
Other	3,822	537,676
Net investment income		1,335,042

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $590)	3,728,765
Currency transactions	(4,321)	3,724,444
Net unrealized depreciation on:
Investments	(3,734,057)
Currency translations	(96)	(3,734,153)
Net realized gain and unrealized depreciation		(9,709)

Net increase in net assets resulting from operations		$1,325,333

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended December 31
	2015	2014
Operations:
Net investment income	$1,335,042	$1,155,746
Net realized gain	3,724,444	4,941,354
Net unrealized (depreciation) appreciation	(3,734,153)	271,527
Net increase in net assets resulting from operations	1,325,333	6,368,627

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,276,612)	(1,089,310)
Distributions from net realized gain on investments	(3,176,474)	(4,365,643)
Total dividends and distributions paid to shareholders	(4,453,086)	(5,454,953)

Net capital share transactions	8,031,108	7,862,108

Total increase in net assets	4,903,355	8,775,782

Net assets:
Beginning of year	79,663,679	70,887,897
End of year (including undistributed net investment income: $195,437 and $122,668, respectively)	$84,567,034	$79,663,679

See Notes to Financial Statements

American Balanced Fund	17

Notes to financial statements

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income, and long-term growth of capital and income.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R2-E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

18	American Balanced Fund

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In

American Balanced Fund	19

addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$8,969,946	$133,106	$—	$9,103,052
Consumer discretionary	8,353,732	—	—	8,353,732
Information technology	8,126,977	153,560	—	8,280,537
Consumer staples	6,903,700	10,552	—	6,914,252
Health care	5,249,457	137,794	—	5,387,251
Industrials	5,103,907	—	—	5,103,907
Energy	2,978,165	292,146	—	3,270,311
Materials	1,889,450	—	—	1,889,450
Other	233,851	29,620	—	263,471
Miscellaneous	2,774,321	7,307	—	2,781,628
Preferred securities	—	4,908	—	4,908
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	9,763,774	—	9,763,774
Corporate bonds & notes	—	9,280,300	—	9,280,300
Mortgage-backed obligations	—	6,428,004	—	6,428,004
Federal agency bonds & notes	—	992,343	—	992,343
Other	—	1,632,516	—	1,632,516
Miscellaneous	—	137,093	—	137,093
Short-term securities	—	5,836,869	—	5,836,869
Total	$50,583,506	$34,839,892	$—	$85,423,398

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or

20	American Balanced Fund

particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Balanced Fund	21

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Collateral — The fund participates in a collateral program due to its use of future delivery contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss of unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended December 31, 2015, the fund reclassified $100,000 from undistributed net investment income to capital paid in on shares of beneficial interest, $14,439,000 from undistributed net realized gain to undistributed net investment income and $239,467,000 from undistributed net realized gain to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2015, the tax-basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$198,549
Undistributed long-term capital gains	574,040
Gross unrealized appreciation on investment securities	19,001,879
Gross unrealized depreciation on investment securities	(1,553,316)
Net unrealized appreciation on investment securities	17,448,563
Cost of investment securities	67,974,835

22	American Balanced Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended December 31, 2015						Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class A	$780,804		$1,850,230		$2,631,034		$682,770		$2,574,901	$3,257,671
Class B	2,887		11,278		14,165		4,570		30,111	34,681
Class C	49,142		230,739		279,881		39,424		306,922	346,346
Class F-1	49,755		125,871		175,626		40,381		156,238	196,619
Class F-2	40,892		94,983		135,875		23,275		100,875	124,150
Class 529-A	43,528		108,092		151,620		39,082		155,378	194,460
Class 529-B	334		1,564		1,898		507		4,036	4,543
Class 529-C	6,846		34,327		41,173		5,839		49,737	55,576
Class 529-E	1,830		5,378		7,208		1,657		7,925	9,582
Class 529-F-1	2,010		4,397		6,407		1,791		6,088	7,879
Class R-1	1,296		5,762		7,058		1,139		8,714	9,853
Class R-2	11,109		46,871		57,980		10,014		72,266	82,280
Class R-2E1	10		81		91		—	[2]	1	1
Class R-3	41,432		121,458		162,890		38,877		183,868	222,745
Class R-4	71,022		169,504		240,526		63,239		242,446	305,685
Class R-5E3	—	[2]	—	[2]	—	[2]
Class R-5	48,877		98,335		147,212		45,017		146,814	191,831
Class R-6	124,838		267,604		392,442		91,728		319,323	411,051
Total	$1,276,612		$3,176,474		$4,453,086		$1,089,310		$4,365,643	$5,454,953

[1]	Class R-2E shares were offered beginning August 29, 2014.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. On December 11, 2014, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $89 billion to 0.207%. For the year ended December 31, 2015, the investment advisory services fee was $189,337,000, which was equivalent to an annualized rate of 0.230% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but

American Balanced Fund	23

only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended December 31, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$116,439	$45,521		$4,823		Not applicable
Class B	3,923	369		Not applicable		Not applicable
Class C	58,199	5,355		2,917		Not applicable
Class F-1	7,840	3,480		1,571		Not applicable
Class F-2	Not applicable	2,327		1,101		Not applicable
Class 529-A	6,441	2,195		1,432		$2,536
Class 529-B	543	49		27		49
Class 529-C	9,045	735		456		807
Class 529-E	711	66		72		127
Class 529-F-1	—	90		58		102
Class R-1	1,560	146		78		Not applicable
Class R-2	9,438	3,665		633		Not applicable
Class R-2E	1	—	*	—	*	Not applicable
Class R-3	16,303	4,533		1,632		Not applicable
Class R-4	11,343	4,251		2,270		Not applicable
Class R-5E†	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	1,234		1,319		Not applicable
Class R-6	Not applicable	35		3,230		Not applicable
Total class-specific expenses	$241,786	$74,051		$21,619		$3,621

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $401,000 in the fund’s statement of operations includes $346,000 in current fees (either paid in cash or deferred) and a net increase of $55,000 in the value of the deferred amounts.

24	American Balanced Fund

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class A	$7,043,352	285,127		$2,591,527	108,336	$(5,519,559)	(223,746)	$4,115,320	169,717
Class B	6,906	280		14,048	587	(273,144)	(11,047)	(252,190)	(10,180)
Class C	1,825,914	74,298		275,693	11,615	(1,272,632)	(51,788)	828,975	34,125
Class F-1	992,383	40,137		171,126	7,161	(511,293)	(20,753)	652,216	26,545
Class F-2	1,189,017	48,224		130,153	5,448	(458,772)	(18,638)	860,398	35,034
Class 529-A	359,270	14,560		151,586	6,345	(374,996)	(15,207)	135,860	5,698
Class 529-B	2,004	81		1,898	79	(36,444)	(1,472)	(32,542)	(1,312)
Class 529-C	135,252	5,487		41,160	1,728	(142,426)	(5,785)	33,986	1,430
Class 529-E	17,938	727		7,205	302	(22,337)	(908)	2,806	121
Class 529-F-1	23,632	957		6,406	268	(20,026)	(812)	10,012	413
Class R-1	37,207	1,513		7,024	296	(45,485)	(1,852)	(1,254)	(43)
Class R-2	284,265	11,573		57,906	2,438	(384,208)	(15,663)	(42,037)	(1,652)
Class R-2E	2,576	104		91	4	(4)	— [2]	2,663	108
Class R-3	744,649	30,283		162,704	6,834	(934,158)	(38,030)	(26,805)	(913)
Class R-4	977,391	39,555		240,507	10,065	(1,002,730)	(40,800)	215,168	8,820
Class R-5E3	10	—	[2]	—	—	—	—	10	— [2]
Class R-5	512,901	20,723		147,202	6,142	(607,400)	(24,674)	52,703	2,191
Class R-6	2,504,254	101,426		392,442	16,404	(1,420,877)	(57,415)	1,475,819	60,415
Total net increase (decrease)	$16,658,921	675,055		$4,398,678	184,052	$(13,026,491)	(528,590)	$8,031,108	330,517

Year ended December 31, 2014

Class A	$5,744,075	229,172		$3,208,616	128,744	$(5,334,850)	(212,761)	$3,617,841	145,155
Class B	11,642	468		34,382	1,383	(339,367)	(13,639)	(293,343)	(11,788)
Class C	1,264,417	50,711		340,638	13,740	(1,346,464)	(54,047)	258,591	10,404
Class F-1	1,131,467	45,255		191,675	7,698	(991,786)	(39,337)	331,356	13,616
Class F-2	1,221,630	48,341		117,423	4,710	(225,168)	(8,954)	1,113,885	44,097
Class 529-A	349,840	13,993		194,398	7,813	(347,878)	(13,849)	196,360	7,957
Class 529-B	3,128	125		4,542	183	(44,288)	(1,773)	(36,618)	(1,465)
Class 529-C	127,469	5,097		55,560	2,235	(130,776)	(5,210)	52,253	2,122
Class 529-E	18,259	729		9,582	386	(19,879)	(791)	7,962	324
Class 529-F-1	21,845	874		7,877	317	(21,674)	(865)	8,048	326
Class R-1	33,513	1,347		9,788	395	(37,993)	(1,530)	5,308	212
Class R-2	282,068	11,333		82,235	3,318	(378,716)	(15,212)	(14,413)	(561)
Class R-2E4	10	—	[2]	—	—	—	—	10	— [2]
Class R-3	774,249	31,058		222,561	8,971	(939,199)	(37,601)	57,611	2,428
Class R-4	1,019,955	40,816		305,651	12,284	(990,090)	(39,478)	335,516	13,622
Class R-5	698,623	27,924		191,801	7,691	(800,550)	(32,002)	89,874	3,613
Class R-6	2,191,350	87,519		411,051	16,488	(470,534)	(18,714)	2,131,867	85,293
Total net increase (decrease)	$14,893,540	594,762		$5,387,780	216,356	$(12,419,212)	(495,763)	$7,862,108	315,355

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.
[4]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $53,704,193,000 and $52,546,794,000, respectively, during the year ended December 31, 2015.

American Balanced Fund	25

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
Year ended 12/31/2015	$24.75	$.42	$—	[3]	$.42	$(.40)	$(.94)	$(1.34)	$23.83	1.72%	$49,215	.58%	1.69%
Year ended 12/31/2014	24.42	.41	1.75		2.16	(.39)	(1.44)	(1.83)	24.75	8.85	46,917	.59	1.62
Year ended 12/31/2013	20.40	.36	4.04		4.40	(.38)	—	(.38)	24.42	21.73	42,735	.61	1.62
Year ended 12/31/2012	18.21	.38	2.19		2.57	(.38)	—	(.38)	20.40	14.19	34,272	.63	1.94
Year ended 12/31/2011	17.93	.36	.32		.68	(.40)	—	(.40)	18.21	3.82	30,716	.62	1.97
Class B:
Year ended 12/31/2015	24.71	.23	—	[3]	.23	(.19)	(.94)	(1.13)	23.81	.96	279	1.33	.93
Year ended 12/31/2014	24.37	.22	1.74		1.96	(.18)	(1.44)	(1.62)	24.71	8.05	541	1.34	.87
Year ended 12/31/2013	20.35	.19	4.03		4.22	(.20)	—	(.20)	24.37	20.81	821	1.36	.86
Year ended 12/31/2012	18.16	.23	2.19		2.42	(.23)	—	(.23)	20.35	13.35	1,123	1.38	1.17
Year ended 12/31/2011	17.87	.22	.33		.55	(.26)	—	(.26)	18.16	3.08	1,745	1.38	1.21
Class C:
Year ended 12/31/2015	24.63	.22	.01		.23	(.21)	(.94)	(1.15)	23.71	.93	6,173	1.38	.90
Year ended 12/31/2014	24.30	.21	1.75		1.96	(.19)	(1.44)	(1.63)	24.63	8.03	5,574	1.39	.83
Year ended 12/31/2013	20.31	.19	4.00		4.19	(.20)	—	(.20)	24.30	20.72	5,247	1.41	.83
Year ended 12/31/2012	18.13	.22	2.18		2.40	(.22)	—	(.22)	20.31	13.30	4,334	1.42	1.14
Year ended 12/31/2011	17.85	.21	.32		.53	(.25)	—	(.25)	18.13	3.00	4,247	1.42	1.17
Class F-1:
Year ended 12/31/2015	24.74	.40	.01		.41	(.39)	(.94)	(1.33)	23.82	1.67	3,367	.65	1.63
Year ended 12/31/2014	24.41	.39	1.75		2.14	(.37)	(1.44)	(1.81)	24.74	8.80	2,841	.65	1.57
Year ended 12/31/2013	20.39	.36	4.03		4.39	(.37)	—	(.37)	24.41	21.70	2,471	.66	1.58
Year ended 12/31/2012	18.21	.38	2.18		2.56	(.38)	—	(.38)	20.39	14.13	1,500	.64	1.94
Year ended 12/31/2011	17.92	.36	.33		.69	(.40)	—	(.40)	18.21	3.87	1,014	.63	1.96
Class F-2:
Year ended 12/31/2015	24.74	.47	—	[3]	.47	(.45)	(.94)	(1.39)	23.82	1.92	2,634	.39	1.89
Year ended 12/31/2014	24.41	.46	1.75		2.21	(.44)	(1.44)	(1.88)	24.74	9.08	1,869	.39	1.83
Year ended 12/31/2013	20.39	.41	4.04		4.45	(.43)	—	(.43)	24.41	21.99	768	.41	1.83
Year ended 12/31/2012	18.21	.43	2.18		2.61	(.43)	—	(.43)	20.39	14.40	419	.40	2.18
Year ended 12/31/2011	17.92	.40	.33		.73	(.44)	—	(.44)	18.21	4.12	277	.40	2.19
Class 529-A:
Year ended 12/31/2015	24.72	.39	.01		.40	(.38)	(.94)	(1.32)	23.80	1.63	2,861	.68	1.60
Year ended 12/31/2014	24.39	.38	1.75		2.13	(.36)	(1.44)	(1.80)	24.72	8.76	2,831	.68	1.53
Year ended 12/31/2013	20.38	.34	4.03		4.37	(.36)	—	(.36)	24.39	21.60	2,599	.70	1.53
Year ended 12/31/2012	18.19	.36	2.19		2.55	(.36)	—	(.36)	20.38	14.12	2,101	.71	1.86
Year ended 12/31/2011	17.91	.34	.33		.67	(.39)	—	(.39)	18.19	3.75	1,751	.70	1.89
Class 529-B:
Year ended 12/31/2015	24.76	.20	.01		.21	(.16)	(.94)	(1.10)	23.87	.86	39	1.46	.81
Year ended 12/31/2014	24.41	.19	1.75		1.94	(.15)	(1.44)	(1.59)	24.76	7.94	73	1.46	.75
Year ended 12/31/2013	20.39	.17	4.02		4.19	(.17)	—	(.17)	24.41	20.63	108	1.49	.74
Year ended 12/31/2012	18.19	.21	2.19		2.40	(.20)	—	(.20)	20.39	13.24	134	1.50	1.05
Year ended 12/31/2011	17.90	.20	.33		.53	(.24)	—	(.24)	18.19	2.95	180	1.49	1.09

26	American Balanced Fund

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class 529-C:
Year ended 12/31/2015	$24.70	$.20	$.02	$.22	$(.19)	$(.94)	$(1.13)	$23.79	.88%		$905		1.45%		.83%
Year ended 12/31/2014	24.38	.19	1.74	1.93	(.17)	(1.44)	(1.61)	24.70	7.90		905		1.46		.76
Year ended 12/31/2013	20.37	.17	4.03	4.20	(.19)	—	(.19)	24.38	20.68		841		1.48		.76
Year ended 12/31/2012	18.19	.21	2.18	2.39	(.21)	—	(.21)	20.37	13.19		694		1.49		1.08
Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	—	(.24)	18.19	3.00		607		1.48		1.11
Class 529-E:
Year ended 12/31/2015	24.71	.33	.01	.34	(.32)	(.94)	(1.26)	23.79	1.38		142		.92		1.36
Year ended 12/31/2014	24.38	.32	1.75	2.07	(.30)	(1.44)	(1.74)	24.71	8.50		144		.93		1.28
Year ended 12/31/2013	20.37	.29	4.02	4.31	(.30)	—	(.30)	24.38	21.31		134		.95		1.29
Year ended 12/31/2012	18.18	.31	2.19	2.50	(.31)	—	(.31)	20.37	13.84		112		.97		1.60
Year ended 12/31/2011	17.90	.30	.32	.62	(.34)	—	(.34)	18.18	3.47		98		.97		1.62
Class 529-F-1:
Year ended 12/31/2015	24.71	.45	(.01)	.44	(.43)	(.94)	(1.37)	23.78	1.82		117		.46		1.82
Year ended 12/31/2014	24.37	.44	1.76	2.20	(.42)	(1.44)	(1.86)	24.71	9.05		111		.46		1.76
Year ended 12/31/2013	20.36	.39	4.03	4.42	(.41)	—	(.41)	24.37	21.88		101		.48		1.76
Year ended 12/31/2012	18.18	.41	2.18	2.59	(.41)	—	(.41)	20.36	14.32		82		.49		2.09
Year ended 12/31/2011	17.90	.38	.33	.71	(.43)	—	(.43)	18.18	3.98		61		.48		2.11
Class R-1:
Year ended 12/31/2015	24.61	.22	(.01)	.21	(.20)	(.94)	(1.14)	23.68	.88		151		1.38		.90
Year ended 12/31/2014	24.28	.21	1.75	1.96	(.19)	(1.44)	(1.63)	24.61	8.05		158		1.38		.83
Year ended 12/31/2013	20.29	.19	4.01	4.20	(.21)	—	(.21)	24.28	20.76		151		1.39		.84
Year ended 12/31/2012	18.12	.23	2.17	2.40	(.23)	—	(.23)	20.29	13.28		121		1.40		1.16
Year ended 12/31/2011	17.83	.22	.33	.55	(.26)	—	(.26)	18.12	3.09		126		1.40		1.19
Class R-2:
Year ended 12/31/2015	24.62	.23	.01	.24	(.22)	(.94)	(1.16)	23.70	.97		1,220		1.32		.95
Year ended 12/31/2014	24.30	.21	1.74	1.95	(.19)	(1.44)	(1.63)	24.62	8.03		1,308		1.36		.86
Year ended 12/31/2013	20.30	.20	4.02	4.22	(.22)	—	(.22)	24.30	20.87		1,304		1.34		.90
Year ended 12/31/2012	18.13	.23	2.18	2.41	(.24)	—	(.24)	20.30	13.31		1,158		1.37		1.20
Year ended 12/31/2011	17.85	.22	.32	.54	(.26)	—	(.26)	18.13	3.05		1,079		1.38		1.21
Class R-2E:
Year ended 12/31/2015	24.75	.29	.10	.39	(.43)	(.94)	(1.37)	23.77	1.60		2		.96		1.22
Period from 8/29/2014 to 12/31/2014[4,5]	25.81	.15	.41	.56	(.21)	(1.41)	(1.62)	24.75	2.17	[6,7]	—	[8]	.16	[6,7]	.58	[6,7]
Class R-3:
Year ended 12/31/2015	24.65	.33	(.01)	.32	(.31)	(.94)	(1.25)	23.72	1.34		3,170		.93		1.35
Year ended 12/31/2014	24.32	.32	1.75	2.07	(.30)	(1.44)	(1.74)	24.65	8.51		3,315		.94		1.28
Year ended 12/31/2013	20.32	.29	4.02	4.31	(.31)	—	(.31)	24.32	21.33		3,212		.94		1.30
Year ended 12/31/2012	18.14	.32	2.18	2.50	(.32)	—	(.32)	20.32	13.83		2,617		.95		1.62
Year ended 12/31/2011	17.86	.30	.32	.62	(.34)	—	(.34)	18.14	3.50		2,331		.95		1.64

See page 28 for footnotes.

American Balanced Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class R-4:
Year ended 12/31/2015	$24.72	$.41	$—	[3]	$.41	$(.39)	$(.94)	$(1.33)	$23.80	1.67%	$4,431		.63%		1.65%
Year ended 12/31/2014	24.38	.40	1.75		2.15	(.37)	(1.44)	(1.81)	24.72	8.85	4,385		.64		1.58
Year ended 12/31/2013	20.37	.36	4.02		4.38	(.37)	—	(.37)	24.38	21.68	3,994		.65		1.60
Year ended 12/31/2012	18.19	.38	2.18		2.56	(.38)	—	(.38)	20.37	14.14	3,006		.64		1.94
Year ended 12/31/2011	17.91	.35	.33		.68	(.40)	—	(.40)	18.19	3.80	2,152		.65		1.94
Class R-5E:
Period from 11/20/2015 to 12/31/2015[4,9]	25.09	.05	(.36)		(.31)	(.12)	(.84)	(.96)	23.82	(1.21)[7]	—	[8]	.05	[7]	.20	[7]
Class R-5:
Year ended 12/31/2015	24.77	.48	—	[3]	.48	(.46)	(.94)	(1.40)	23.85	1.98	2,571		.34		1.94
Year ended 12/31/2014	24.43	.47	1.76		2.23	(.45)	(1.44)	(1.89)	24.77	9.16	2,616		.34		1.88
Year ended 12/31/2013	20.41	.43	4.03		4.46	(.44)	—	(.44)	24.43	22.04	2,492		.34		1.89
Year ended 12/31/2012	18.22	.44	2.19		2.63	(.44)	—	(.44)	20.41	14.51	2,050		.35		2.23
Year ended 12/31/2011	17.94	.41	.32		.73	(.45)	—	(.45)	18.22	4.11	1,544		.35		2.24
Class R-6:
Year ended 12/31/2015	24.76	.49	—	[3]	.49	(.47)	(.94)	(1.41)	23.84	2.02	7,290		.29		1.99
Year ended 12/31/2014	24.42	.49	1.75		2.24	(.46)	(1.44)	(1.90)	24.76	9.22	6,076		.29		1.93
Year ended 12/31/2013	20.40	.44	4.03		4.47	(.45)	—	(.45)	24.42	22.12	3,910		.29		1.95
Year ended 12/31/2012	18.21	.45	2.19		2.64	(.45)	—	(.45)	20.40	14.57	2,151		.30		2.28
Year ended 12/31/2011	17.93	.42	.32		.74	(.46)	—	(.46)	18.21	4.16	1,486		.30		2.30

	Year ended December 31
Portfolio turnover rate for all share classes[10]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	82%	68%	55%	54%	47%
Excluding mortgage dollar roll transactions	45%	48%	Not available

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $.01.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Class R-2E shares were offered beginning August 29, 2014.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Not annualized.
[8]	Amount less than $1 million.
[9]	Class R-5E shares were offered beginning November 20, 2015.
[10]	Refer to Note 5 for further information on mortgage dollar rolls.

See Notes to Financial Statements

28	American Balanced Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

American Balanced Fund:

We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the “Fund”), including the investment portfolio and the summary investment portfolio, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Balanced Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 11, 2016

American Balanced Fund

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 002-10758 and 1933 Act No. 811-00066)

(a-1)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 102 filed 2/26/10); Amended and Restated Agreement and Declaration of Trust dated 12/6/12 – previously filed (see P/E Amendment No. 107 filed 2/27/13); Certificate of Establishment and Designation of Class R-2E Shares – previously filed (see P/E Amendment No. 111 filed 8/28/14); and Certificate of Establishment and Designation of Class R-5E Shares dated 8/31/15 – previously filed (see P/E Amendment No. 115 filed 10/30/15)

(a-2)	Certificate of Establishment and Designation of Class F-3 Shares dated 9/12/16

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 102 filed 2/26/10)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 89 filed 3/9/01)

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 2/1/15 – previously filed (see P/E Amendment No. 113 filed 2/27/15)

(e-1)	Underwriting Contracts – Form of Selling Group Agreement – previously filed (see P/E Amendment No. 115 filed 10/30/15); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 115 filed 10/30/15); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 111 filed 8/28/14); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 111 filed 8/28/14)

(e-2)	Form of Amended and Restated Principal Underwriting Agreement effective 1/1/17

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/14 – previously filed (see P/E Amendment No. 117 filed 2/29/16)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 96 filed 2/28/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 115 filed 10/30/15)

(h-1)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 102 filed 2/26/10); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 102 filed 2/26/10)

(h-2)	Form of Amended and Restated Shareholder Services Agreement effective 1/1/17; and Form of Amended and Restated Administrative Services Agreement effective 1/1/17

(i-1)	Legal Opinion - Legal Opinion – previously filed (see P/E Amendment No. 102 filed 2/26/10; P/E Amendment No. 111 filed 8/28/14; and P/E Amendment No. 115 filed 10/30/15)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements - not applicable to this filing

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 3/1/2010 – previously filed (see P/E Amendment No. 102 filed 2/26/10); and Form of Plan of Distribution for Class R-2E shares dated 8/29/14 – previously filed (see P/E Amendment No. 111 filed 8/28/14)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan effective 1/1/17

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2016 and Code of Ethics for Registrant

Item 29. Persons Controlled by or under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None

LAO	C. Thomas Akin II	Regional Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Senior Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None
LAO	Michel L. Bergesen	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	William P. Brady	Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None
LAO	Kevin G. Broulette	Assistant Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jennifer A. Bruce	Assistant Vice President	None
LAO	Gary D. Bryce	Vice President	None
IRV	Eileen K. Buckner	Assistant Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
LAO	Kelly V. Campbell	Vice President	None
LAO	Anthon S. Cannon III	Assistant Vice President	None

LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None
LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	Kent W. Chan	Vice President	None
LAO	Becky C. Chao	Vice President	None
LAO	David D. Charlton	Senior Vice President	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Daniel A. Chodosch	Regional Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Senior Vice President	None
IND	G. Michael Cisternino	Assistant Vice President	None
LAO	Andrew R. Claeson	Regional Vice President	None

LAO	Kevin G. Clifford	Director, Chairman and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Hannah L. Coan	Vice President	None
LAO	Ruth M. Collier	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None

LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President	None
LAO	Thomas L. Donham	Vice President	None
LAO	John H. Donovan IV	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
SNO	Bryan K. Dunham	Assistant Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Bryan R. Favilla	Regional Vice President	None
IRV	Bryan D. Feltman	Assistant Vice President	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	James M. Ferrauilo	Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	Kevin H. Folks	Regional Vice President	None
LAO	David R. Ford	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Vanda S. Freesman	Vice President	None
LAO	Daniel Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Regional Vice President	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Regional Vice President	None

LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Regional Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
IRV	DeAnn C. Haley	Vice President	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Brandon S. Hansen	Regional Vice President	None
LAO	Derek S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None

LAO	Alan M. Heaton	Vice President	None
LAO	Clifford W. “Webb” Heidinger	Regional Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	David F. Holstein	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Regional Vice President	None
LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	James A. Humpherson Mollett	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Sarah C. Johnson	Vice President	None
LAO	Brendan M. Jonland	Vice President	None
LAO	David G. Jordt	Regional Vice President	None

LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas J. Joyce	Vice President	None
LAO	Maria Karahalis	Senior Vice President, Capital Group Institutional Investment Services Division
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Layla S. Kim	Vice President	None
IRV	Michael C. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	James M. Kreider	Vice President	None
IRV	Theresa A. Kristiansen	Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
SNO	Sandra A. Lass	Assistant Vice President	None

LAO	Andrew Le Blanc	Senior Vice President	None
LAO	Matthew N. Leeper	Vice President	None
LAO	Clay M. Leveritt	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Heather M. Lord	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Sirish S. Mani	Vice President	None
LAO	Brooke M. Marrujo	Vice President	None
LAO	Stephen B. May	Regional Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Simon Mendelson	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	Jennifer M. Miller	Regional Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None

LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and President; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Vice President	None

LAO	Kristina E. Page	Regional Vice President	None
LAO	Rodney Dean Parker II	Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Assistant Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Petzke	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Senior Vice President	None
LAO	John Pinto	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
SNO	Andrew H. Plummer	Assistant Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
LAO	Leah K. Porter	Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Abbas Qasim	Vice President	None

LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sunder R. Ramkumar	Senior Vice President	None
LAO	Rachel M. Ramos	Assistant Vice President	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Christopher J. Richardson	Regional Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Tracy M. Roth	Assistant Vice President	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None

SNO	Richard R. Salinas	Assistant Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad W. Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Melissa A. Sloane	Regional Vice President	None
LAO	Matthew T. Smith	Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Jason M. Snow	Regional Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Margaret V. Steinbach	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Peter A. Stockall	Regional Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
IRV	Todd O. Stucke	Assistant Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None

LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Scott E. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Idoya Urrutia	Assistant Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
LAO	Michael R. Van Wyk	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	Spilios Venetsanopoulos	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jayakumar Vijayanathan	Senior Vice President	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
LAO	Brian M. Walsh	Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None
LAO	Matthew W. Ward	Regional Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
IND	Kristen M. Weaver	Assistant Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Vice President	None
LAO	N. Dexter Williams	Senior Vice President	None
LAO	Steven Wilson	Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 29th day of December, 2016.

AMERICAN BALANCED FUND

By: /s/ Gregory D. Johnson

(Gregory D. Johnson, Vice Chairman of the Board and President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on December 29, 2016, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Gregory D. Johnson	Vice Chairman of the Board and President
(Gregory D. Johnson)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen	Treasurer
(Brian C. Janssen)

(3)	Trustees:
	William H. Baribault*	Trustee
	Vanessa C. L. Chang*	Trustee
	Linda Griego*	Trustee

	/s/ Gregory D. Johnson	Vice Chairman of the Board and President
(Gregory D. Johnson)

	Leonade D. Jones*	Trustee
	William D. Jones*	Trustee
	James J. Postl*	Trustee
	Margaret Spellings*	Trustee
	Isaac Stein*	Chairman of the Board (Independent and Non-Executive)

*By: /s/ Michael W. Stockton
(Michael W. Stockton, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Jae Won Chung

(Jae Won Chung, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at North Berwick, Scotland, this 28th day of July, 2016.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Linda Griego, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of July, 2016.

(City, State)

/s/ Linda Griego

Linda Griego, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 28th day of July, 2016.

(City, State)

/s/ Leonade D. Jones

Leonade D. Jones, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, this 14th day of July, 2016.

(City, State)

/s/ William D. Jones

William D. Jones, Board member

POWER OF ATTORNEY

I, James J. Postl, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Houston, TX, this 14th day of July, 2016.

(City, State)

/s/ James J. Postl

James J. Postl, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 1st day of April, 2016.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Isaac Stein, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Atherton, CA, this 14th day of July, 2016.

(City, State)

/s/ Isaac Stein

Isaac Stein, Board member